UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                  Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                  New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31/2011

Date of reporting period: 10/31/2011

Item 1. Reports to Stockholders.

HARDING · LOEVNER®

Annual Report

October 31, 2011

Institutional Investors

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2011 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2011 and held for the entire six month period from May 1, 2011 to October 31, 2011 for the Global Equity Portfolio—Institutional Class, International Equity Portfolio—Institutional Class, Institutional Small Companies Portfolio—Institutional Class, Institutional Emerging Markets Portfolio and Frontier Emerging Markets Portfolio—Institutional Class.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2011 to October 31, 2011)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$897.20	1.00%	$4.78
Hypothetical (5% annual return before expenses)	1,000.00	1,020.16	1.00%	5.09
International Equity Portfolio—Institutional Class
Actual	1,000.00	858.40	0.86%	4.03
Hypothetical (5% annual return before expenses)	1,000.00	1,020.87	0.86%	4.38
International Small Companies Portfolio—Institutional Class^
Actual	1,000.00	857.50	1.50%	4.69
Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	1.50%	7.63
Institutional Emerging Markets Portfolio
Actual	1,000.00	853.80	1.30%	6.07
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.30%	6.61
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	844.50	1.84%	8.55
Hypothetical (5% annual return before expenses)	1,000.00	1,015.93	1.84%	9.35

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

^International Small Companies Portfolio - Institutional Class commenced operations on June 30, 2011 and the Actual example reflects the period from June 30, 2011 to October 31, 2011 (123 days). However, for purposes of comparability, the Hypothetical example assumes that the Portfolio’s Institutional Class was operational for the full six month period.

2

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Institutional Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Global Equity Portfolio - Institutional Class And The Lipper Global Fund Index

And The MSCI All Country World Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
Global Equity Portfolio— Institutional Class (Inception date 11/03/09)	0.27%	15.71%	7.60%
MSCI All Country World Index (Net Dividends)	0.42%	14.34%	6.96%
Lipper Global Fund Index	-2.46%	11.77%	5.74%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Institutional Class) - Overview

(unaudited)

October 31, 2011

The Global Equity Portfolio (Institutional Class) gained 0.27% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI All Country World Index (the Index), rose 0.42%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of global companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The Global Equity Portfolio performance differed little from the Index in the fiscal year. Viewed through the lens of sector breakdowns, the Portfolio benefited from its relatively small weighting in Financials, as well as from large weightings in Consumer Staples and Information Technology. The Portfolio’s small holdings exposure to the top-performing Energy sector hurt relative performance.

The stocks we owned within Financials fell more heavily than those of the Index, dragged down by banks with emerging markets businesses, especially Turkey’s GarantiBank, India’s ICICI Bank, and Erste Bank, the Austrian (eurozone) bank with large Central European subsidiaries, whose large Swiss franc lending book was a focus of both investor and political attention. Holdings within Information Technology added significantly to relative performance, especially Apple, Teradata, and EMC, but that was offset by poor stock selection within Consumer Discretionary, particularly Li & Fung and Staples, both from the retailing industry group.

From a geographic perspective, the Portfolio was aided by our underweight in the eurozone. Also, the holdings we did own performed better than the regional sub-Index, in part due to a near-absence of financial companies amongst the holdings. We also benefited once again from good stock selection in Japan (M3, Unicharm), as well as from our modest holdings in Emerging Markets. Our large weight in the US was helpful as well, but it was offset by lagging stocks within the US, particularly our Financials (JPMorgan Chase, Greenhill—since sold) along with showings from Industrials (Emerson Electric) and retailing (Staples).

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 45 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	1.0%
Agriculture	1.2
Apparel	2.3
Banks	12.1
Beverages	0.9
Chemicals	9.2
Commercial Services	0.7
Computers	8.3
Cosmetics/Personal Care	6.6
Distribution/Wholesale	2.4
Electrical Components & Equipment	2.5
Electronics	1.7
Food	4.4
Healthcare - Products	3.8
Holding Companies - Diversified	0.9
Internet	7.7
Machinery - Diversified	2.7
Miscellaneous Manufacturing	1.0
Mutual Funds	4.3
Oil & Gas	2.5
Oil & Gas Services	2.4
Pharmaceuticals	3.2
Retail	7.9
Software	7.0
Telecommunications	3.2

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 95.6%

Australia - 1.3%
Cochlear Ltd. (Healthcare - Products)(1)	43,678	$2,667,991

Austria - 0.1%
Erste Group Bank AG (Banks)(1)	12,740	271,442

China - 2.3%
Anta Sports Products Ltd. (Retail)(1)	1,453,000	1,300,972
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)(1)	576,241	1,779,772
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)(1)	1,570,000	1,618,635

		4,699,379

France - 4.5%
Air Liquide SA (Chemicals)(1)	26,237	3,388,686
Dassault Systemes SA (Software)(1)	44,250	3,723,650
L’Oreal SA (Cosmetics/Personal Care)(1)	18,610	2,049,524

		9,161,860

Germany - 0.5%
Qiagen NV (Healthcare - Products)(1)*	80,278	1,115,945

Hong Kong - 2.4%
Li & Fung Ltd. (Distribution/Wholesale)(1)	2,565,600	4,952,611

India - 2.7%
ICICI Bank Ltd. - Sponsored ADR (Banks)	148,600	5,521,976

Indonesia - 1.2%
Bank Central Asia Tbk PT (Banks)(1)	2,786,400	2,519,242

Japan - 9.4%
ABC-Mart Inc. (Retail)(1)	53,800	2,108,353
FANUC Corp. (Machinery - Diversified)(1)	34,500	5,570,914
Keyence Corp. (Electronics)(1)	13,960	3,550,752
M3 Inc. (Internet)(1)	510	2,307,177
Unicharm Corp. (Cosmetics/Personal Care)(1)	127,600	5,731,433

		19,268,629

Luxembourg - 1.1%
Millicom International Cellular SA - SDR (Telecommunications)(1)	21,000	2,305,427

Mexico - 1.9%
America Movil SAB de CV, Class L - ADR (Telecommunications)	73,800	1,875,996
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	1,943,235

		3,819,231

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	192,400	$2,229,366

Singapore - 2.4%
Olam International Ltd. (Food)(1)	2,437,000	4,872,460

South Africa - 1.0%
Sasol Ltd. (Chemicals)(1)	45,230	2,042,829

Spain - 1.2%
Inditex SA (Retail)(1)	26,500	2,398,848

Switzerland - 6.5%
Nestle SA - Sponsored ADR, Reg S (Food)	71,055	4,104,137
Novartis AG, Reg S (Pharmaceuticals)(1)	77,620	4,384,979
Sonova Holding AG, Reg S (Healthcare - Products)(1)*	22,880	2,412,237
Swatch Group AG, Bearer (Retail)(1)	5,830	2,444,593

		13,345,946

Turkey - 0.1%
Turkiye Garanti Bankasi AS - ADR (Banks)	90,300	319,662

United Kingdom - 5.7%
RPS Group plc (Commercial Services)(1)	512,126	1,479,826
Standard Chartered plc (Banks)(1)	349,700	8,146,599
WPP plc (Advertising)(1)	197,370	2,045,524

		11,671,949

United States - 50.2%
3M Co. (Miscellaneous Manufacturing)	26,870	2,123,267
Abbott Laboratories (Pharmaceuticals)	38,980	2,099,853
Amazon.com Inc. (Internet)*	8,900	1,900,239
Apple Inc. (Computers)*	15,000	6,071,700
Bunge Ltd. (Agriculture)	40,670	2,512,186
Cisco Systems Inc. (Telecommunications)	130,215	2,412,884
Citrix Systems Inc. (Software)*	60,260	4,388,736
Coach Inc. (Apparel)	71,100	4,626,477
Cognizant Technology Solutions Corp., Class A (Computers)*	29,500	2,146,125
Colgate-Palmolive Co. (Cosmetics/Personal Care)	38,550	3,483,764
eBay Inc. (Internet)*	171,700	5,465,211
EMC Corp. (Computers)*	218,350	5,351,758
Emerson Electric Co. (Electrical Components & Equipment)	106,070	5,104,088
Exxon Mobil Corp. (Oil & Gas)	37,790	2,951,021
F5 Networks Inc. (Internet)*	24,500	2,546,775
Google Inc., Class A (Internet)*	6,147	3,642,958
Informatica Corp. (Software)*	48,100	2,188,550
JPMorgan Chase & Co. (Banks)	11,400	396,264

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

United States - 50.2% - (continued)
Lululemon Athletica Inc. (Retail)*	38,200	$2,157,536
McDonald’s Corp. (Retail)	58,600	5,441,010
Monsanto Co. (Chemicals)	85,100	6,191,025
Oracle Corp. (Software)	124,410	4,076,916
Praxair Inc. (Chemicals)	27,220	2,767,457
Procter & Gamble Co. (Cosmetics/Personal Care)	34,300	2,194,857
Schlumberger Ltd. (Oil & Gas Services)	65,690	4,826,244
Sigma-Aldrich Corp. (Chemicals)	67,600	4,426,448
Staples Inc. (Retail)	29,200	436,832
SVB Financial Group (Banks)*	4,700	215,918
Teradata Corp. (Computers)*	58,900	3,513,974
Wells Fargo & Co. (Banks)	289,660	7,505,091

		103,165,164

Total Common Stocks (Cost $170,685,545)		196,349,957

Cash Equivalent - 4.3%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	8,856,325	8,856,325

Total Cash Equivalent (Cost $8,856,325)		8,856,325

Total Investments — 99.9% (Cost $ 179,541,870)		$205,206,282

Summary of Abbreviations

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$199,726
Foreign currency (cost $33,206)	33,560
Receivable for Fund shares sold	138,889
Tax reclaim receivable	91,027
Prepaid expenses	30,222
Payable to Investment Advisor	(164,886)
Payable for Fund shares redeemed	(12,249)
Other liabilities	(94,026)

222,263

Net Assets - 100%
Institutional Class
Applicable to 6,291,759 outstanding $.001 par value shares (authorized 200,000,000 shares)	$147,108,283

Net Asset Value, Offering Price and Redemption Price Per Share	$23.38

Advisor Class
Applicable to 2,496,377 outstanding $.001 par value shares (authorized 200,000,000 shares)	$58,320,262

Net Asset Value, Offering Price and Redemption Price Per Share	$23.36

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$179,043,463
Accumulated undistributed net investment income	738,434
Accumulated net realized loss from investment transactions	(23,788)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	25,670,436

$205,428,545

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

International Equity Portfolio (Institutional Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Equity Portfolio - Institutional Class And The Lipper International Fund Index

And The MSCI All Country World ex-US Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
International Equity Portfolio— Institutional Class (Inception date 5/11/94)	-2.72%	13.41%	105.52%	2.55%	7.47%
MSCI All Country World ex-US Index (Net dividends)	-4.66%	-1.81%	108.20%	-0.36%	7.61%
Lipper International Fund Index	-6.42%	-6.80%	86.67%	-1.40%	6.44%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

10

Harding, Loevner Funds, Inc.

International Equity Portfolio (Institutional Class) - Overview

(unaudited)

October 31, 2011

The International Equity Portfolio (Institutional Class) fell 2.72% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI All Country World ex-US Index (the Index), fell 4.66%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The International Equity Portfolio outperformed the Index in the fiscal year due to both good stock selection and favorable sector allocations. Viewed through the lens of sector breakdowns, the Portfolio benefited from its large holdings of Consumer Staples and Health Care companies, whose sectors actually rose though the year. The Portfolio also benefited from its underweight in Financials and zero holdings in Utilities, the two worst-performing sectors.

The stocks we owned within Financials fell more heavily than those of the Index, dragged down by banks with emerging market businesses, especially Turkey’s GarantiBank, India’s ICICI Bank, and Erste Bank, the Austrian (eurozone) bank with large Central European subsidiaries, whose large Swiss franc lending book was a focus of both investor and political attention. Holdings within Information Technology added to relative performance, especially ARM Holdings within semiconductors, Dassault Systemes within software, and Keyence and Hoya within tech hardware & equipment. We also enjoyed good stock selection within Industrials, particularly from Atlas Copco and Fanuc within capital goods. Energy holdings lagged, especially EnCana and Petrobras.

From a geographic perspective, the Portfolio garnered little benefit overall from regional allocation, but did benefit from good stocks relative to the regional sub-indices in Europe, both within and outside the eurozone. In particular, our holdings in both France and Germany bettered their respective country indices. This was partly due to light holdings of Financials in those countries, in preference for multinational industrial companies. The Portfolio also benefited from good stock selection in Japan, notably from M3 in Health Care and Unicharm in Consumer Staples.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

11

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	2.0%
Agriculture	1.1
Auto Parts & Equipment	2.0
Banks	9.9
Biotechnology	1.1
Chemicals	5.3
Cosmetics/Personal Care	4.4
Distribution/Wholesale	3.1
Electrical Components & Equipment	2.2
Electronics	2.9
Engineering & Construction	1.2
Food	5.9
Healthcare - Products	7.0
Holding Companies - Diversified	2.3
Home Furnishings	2.4
Insurance	3.2
Internet	1.1
Leisure Time	0.9
Machinery - Construction & Mining	1.6
Machinery - Diversified	3.1
Media	1.1
Metal Fabrication/Hardware	1.0
Mutual Funds	2.1
Oil & Gas	7.3
Oil & Gas Services	2.9
Pharmaceuticals	3.6
Retail	3.4
Semiconductors	4.4
Software	5.6
Telecommunications	4.0
Transportation	1.8

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 93.5%

Australia - 2.5%
Cochlear Ltd. (Healthcare - Products)(1)	282,211	$17,238,341
CSL Ltd. (Biotechnology)(1)	431,400	12,917,753

		30,156,094

Austria - 0.9%
Erste Group Bank AG (Banks)(1)	519,020	11,058,378

Brazil - 0.1%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,188,116

Canada - 4.4%
Canadian National Railway Co. (Transportation)	274,300	21,510,606
Encana Corp. (Oil & Gas)	582,882	12,648,539
Imperial Oil Ltd. (Oil & Gas)	460,290	18,973,154

		53,132,299

China - 0.9%
China Resources Enterprise Ltd. (Holding Companies - Diversified)(1)	3,150,000	11,455,919

Finland - 1.0%
Nokian Renkaat OYJ (Auto Parts & Equipment)(1)	342,700	12,537,309

France - 13.0%
Air Liquide SA (Chemicals)(1)	312,882	40,410,826
Dassault Systemes SA (Software)(1)	573,700	48,277,024
L’Oreal SA (Cosmetics/Personal Care)(1)	231,470	25,491,848
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)(1)	97,580	16,171,735
Schneider Electric SA (Electrical Components & Equipment)(1)	449,400	26,030,500

		156,381,933

Germany - 7.7%
Allianz SE, Reg S (Insurance)(1)	252,500	28,207,642
Fresenius SE & Co. KGaA (Healthcare - Products)(1)	339,168	33,337,174
Qiagen NV (Healthcare - Products)(1)*	847,070	11,775,130
SAP AG - Sponsored ADR (Software)	324,800	19,604,928

		92,924,874

Hong Kong - 4.0%
Li & Fung Ltd. (Distribution/Wholesale)(1)	19,208,400	37,079,718
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)(1)	18,144,000	11,134,524

		48,214,242

India - 1.3%
ICICI Bank Ltd. - Sponsored ADR (Banks)	418,900	15,566,324

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Japan - 12.8%
FANUC Corp. (Machinery - Diversified)(1)	229,700	$37,090,986
Hoya Corp. (Electronics)(1)	893,100	19,592,172
JGC Corp. (Engineering & Construction)(1)	534,000	14,992,746
Jupiter Telecommunications Co., Ltd. (Media)(1)	14,005	13,684,597
Keyence Corp. (Electronics)(1)	59,865	15,226,773
M3 Inc. (Internet)(1)	2,966	13,417,817
MISUMI Group Inc. (Metal Fabrication/Hardware)(1)	607,900	12,685,269
Unicharm Corp. (Cosmetics/Personal Care)(1)	611,500	27,466,860

		154,157,220

Mexico - 4.0%
America Movil SAB de CV, Series L - ADR (Telecommunications)	978,800	24,881,096
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	910,640	23,403,448

		48,284,544

Poland - 0.7%
Bank Pekao SA - GDR, Reg S (Banks)(1)#	175,660	8,173,706

Russia - 0.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	936,640	10,852,982

Singapore - 0.8%
DBS Group Holdings Ltd. (Banks)(1)	1,044,083	10,185,423

South Africa - 2.7%
MTN Group Ltd. (Telecommunications)(1)	1,361,000	23,588,542
Sasol Ltd. (Chemicals)(1)	197,641	8,926,524

		32,515,066

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR (Home Furnishings)(1)	23,420	10,036,953

Sweden - 1.6%
Atlas Copco AB, Class A (Machinery - Construction & Mining)(1)	888,800	19,325,808

Switzerland - 11.7%
Lonza Group AG, Reg S (Chemicals)(1)*	226,400	15,020,791
Nestle SA - Sponsored ADR, Reg S (Food)	746,750	43,132,280
Novartis AG - ADR (Pharmaceuticals)	258,060	14,572,648
Roche Holding AG, Genusschein (Pharmaceuticals)(1)	173,950	28,598,187
Sonova Holding AG, Reg S (Healthcare - Products)(1)*	207,900	21,918,884
Swatch Group AG, Bearer (Retail)(1)	41,780	17,518,890

		140,761,680

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)(1)	5,868,125	14,311,328

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Turkey - 1.8%
Turkiye Garanti Bankasi AS - ADR (Banks)	6,130,800	$21,703,032

United Kingdom - 13.8%
Admiral Group plc (Insurance)(1)	570,200	10,748,853
ARM Holdings plc (Semiconductors)(1)	4,190,300	39,252,524
BG Group plc (Oil & Gas)(1)	1,266,880	27,454,070
Standard Chartered plc (Banks)(1)	1,564,010	36,435,124
Tesco plc (Food)(1)	2,118,180	13,651,338
Unilever plc (Food)(1)	418,525	13,970,577
WPP plc (Advertising)(1)	2,381,720	24,683,917

		166,196,403

United States - 4.9%
Bunge Ltd. (Agriculture)	208,780	12,896,341
Carnival Corp. (Leisure Time)	307,500	10,827,075
Schlumberger Ltd. (Oil & Gas Services)	477,100	35,052,537

		58,775,953

Total Common Stocks (Cost $1,053,681,352)		1,127,895,586

Preferred Stocks - 4.3%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	843,900	16,135,368
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	680,500	17,209,845

		33,345,213

South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Home Furnishings)(1)	66,700	18,527,402

Total Preferred Stocks (Cost $55,544,656)		51,872,615

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Cash Equivalent - 2.1%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	25,601,191	$25,601,191

Total Cash Equivalent (Cost $25,601,191)		25,601,191

Total Investments — 99.9% (Cost $ 1,134,827,199)		$1,205,369,392

Summary of Abbreviations

ADR American	Depositary Receipt
GDR Global	Depositary Receipt
Reg	S Security sold outside United States without registration under the Securities Act of 1933.

(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$1,257,257
Foreign currency (cost $47,589)	47,464
Receivable for Fund shares sold	1,434,915
Tax reclaim receivable	737,216
Prepaid expenses	42,254
Other assets	150
Payable to Investment Advisor	(737,749)
Payable for Fund shares redeemed	(898,695)
Payable for distribution fees	(282,132)
Other liabilities	(337,751)

1,262,929

Net Assets - 100%
Institutional Class
Applicable to 68,908,202 outstanding $.001 par value shares (authorized 200,000,000 shares)	$969,138,638

Net Asset Value, Offering Price and Redemption Price Per Share	$14.06

Investor Class
Applicable to 16,955,903 outstanding $.001 par value shares (authorized 200,000,000 shares)	$237,493,683

Net Asset Value, Offering Price and Redemption Price Per Share	$14.01

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in-capital	$1,126,625,865
Accumulated undistributed net investment income	9,328,100
Accumulated net realized gain from investment transactions	140,244
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	70,538,112

$1,206,632,321

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

International Small Companies Portfolio (Institutional Class)—Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Small Companies Portfolio - Institutional Class And The Lipper International Small Cap Fund Index

And The MSCI All Country World ex-US Small Cap

Index (Net Dividends Reinvested)

Returns for the Period Ended October 31, 2011
Cumulative Total Returns
FUND NAME	Inception
International Small Companies Portfolio— Institutional Class (Inceptiondate06/30/11)	-14.25%
MSCI All Country World ex-US Small Cap Index	-13.26%
Lipper International Small Cap Fund Index	-13.41%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

18

Harding, Loevner Funds, Inc.

International Small Companies Portfolio (Institutional Class) - Overview

(unaudited)

October 31, 2011

The International Small Companies Portfolio (Institutional Class) fell 14.25% since the inception of the share class on June 30, 2011, for the fiscal period ending October 31st, 2011. In comparison, its benchmark, the MSCI All Country World ex-US Small Cap Index (the Index), fell 13.26%, net of foreign withholding taxes, in this same period.

The discussion below is based on the performance of the Portfolio for the entire fiscal year.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US smaller capitalization companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

Our overweight position in Consumer Staples and Telecom Services—the year’s top-performing sectors—bolstered returns. Individual holdings in Industrials (Hamworthy, Paypoint), Health Care (Draegerwerk, Virbac) and Consumer Discretionary (Cheil Worldwide, Merida) outperformed their peers. Poor stocks were concentrated in Information Technology (Topsil, Samwha Capacitor). Denmark’s Topsil produces wafers for critical high voltage power components used in power generation, transportation, and medical equipment. The company suffered as a result of hiccups in the restructuring of its production processes, which temporarily depressed sales as customers were forced to wait for product.

By geography, stock selection was positive within the eurozone (Cembre, Drillisch), Pacific ex-Japan (Imdex), and the Emerging Markets. Malaysian convenience beverage company Super Group performed well on the back of better-than-expected quarterly results and a quite positive outlook from management. Good stock selection did not carry through to Japan, however. Our Japanese holdings Asahi Diamond and Lintec detracted, as did the Portfolio’s sizeable underweight relative to the strongly-performing Japanese market. The Portfolio’s significant exposure to the laggard eurozone also detracted slightly.

Australia’s Imdex was a standout performer within Pacific ex-Japan and the Portfolio overall. Imdex serves the mining and oil and gas industries and expanded both its geographic footprint and product offerings during the year, through acquisitions in Europe and Latin America. The company’s financial discipline and ability to improve margins—even while expanding—are impressive, in our view.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 44 developed and emerging markets countries, targeting companies’ market capitalization range of USD 170–4,200 million in terms of the company’s full market capitalization. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

19

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	1.8%
Agriculture	3.4
Auto Parts & Equipment	3.4
Banks	6.0
Beverages	1.2
Chemicals	6.0
Commercial Services	2.5
Computer Software & Processing	1.2
Cosmetics/Personal Care	2.8
Distribution/Wholesale	2.3
Diversified Financial Services	3.8
Electrical Components & Equipment	3.3
Electronics	3.6
Engineering & Construction	1.3
Environmental Control	0.6
Food	7.7
Gas	2.1
Hand/Machine Tools	2.3
Healthcare - Products	4.5
Healthcare - Services	3.4
Insurance	1.2
Leisure Time	1.9
Machinery - Diversified	2.9
Media	1.5
Miscellaneous Manufacturing	6.5
Mutual Funds	2.9
Oil & Gas Services	1.8
Packaging & Containers	1.2
Pharmaceuticals	3.8
Retail	1.1
Semiconductors	1.9
Shipbuilding	1.7
Telecommunications	4.1
Transportation	2.8
Trucking & Leasing	1.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 95.1%

Australia - 7.7%
Bank of Queensland Ltd. (Banks)(1)	67,680	$593,088
Bradken Ltd. (Miscellaneous Manufacturing)(1)	81,100	651,700
Imdex Ltd. (Oil & Gas Services)(1)	366,133	796,197
SAI Global Ltd. (Media)(1)	132,897	658,154
TPG Telecom Ltd. (Telecommunications)(1)	455,500	682,576

		3,381,715

Austria - 1.7%
BWT AG (Environmental Control)(1)	13,886	267,178
Semperit AG Holding (Miscellaneous Manufacturing)(1)	11,530	498,030

		765,208

Brazil - 1.3%
Fleury SA (Healthcare - Services)	46,200	582,596

Canada - 1.3%
Laurentian Bank of Canada (Banks)	12,600	581,222

China - 4.1%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)(1)	544,838	386,862
Vinda International Holdings Ltd. (Cosmetics/Personal Care)(1)	517,000	586,318
Wasion Group Holdings Ltd. (Electronics)(1)	1,000,000	369,030
Yip’s Chemical Holdings Ltd. (Chemicals)(1)	556,000	482,432

		1,824,642

Denmark - 1.5%
NKT Holding AS (Miscellaneous Manufacturing)(1)	9,350	355,204
Topsil Semiconductor Materials (Semiconductors)(1)*	3,790,000	321,977

		677,181

Finland - 2.0%
Vacon plc (Hand/Machine Tools)(1)	10,677	536,039
Vaisala oyj, Class A (Electronics)(1)	14,633	350,450

		886,489

France - 4.8%
Rubis (Gas)(1)	16,006	904,803
Touax SA (Transportation)(1)	16,000	527,874
Virbac SA (Pharmaceuticals)(1)	3,910	674,172

		2,106,849

Germany - 7.4%
Carl Zeiss Meditec AG (Healthcare - Products)(1)	33,270	634,580
Drillisch AG (Telecommunications)(1)	60,421	687,725
Gerresheimer AG (Packaging & Containers)(1)	12,020	531,325

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Germany - 7.4% - (continued)
KWS Saat AG (Agriculture)(1)	3,845	$784,294
Pfeiffer Vacuum Technology AG (Machinery - Diversified)(1)	6,090	614,984

		3,252,908

Hong Kong - 3.4%
Chong Hing Bank Ltd. (Banks)(1)	296,000	559,683
Pico Far East Holdings Ltd. (Commercial Services)(1)	2,290,000	405,292
Vitasoy International Holdings Ltd. (Beverages)(1)	738,000	518,060

		1,483,035

Indonesia - 3.4%
Bank Bukopin Tbk PT (Banks)(1)	12,272,166	925,357
Wijaya Karya PT (Engineering & Construction)(1)	9,635,500	560,502

		1,485,859

Ireland - 2.3%
FBD Holdings plc (Insurance)(1)#	59,066	527,067
Grafton Group PLC (Retail)(1)	128,000	503,407

		1,030,474

Italy - 4.8%
Cembre S.p.A (Electrical Components & Equipment)(1)	89,327	912,481
MARR S.p.A (Distribution/Wholesale)(1)	55,163	591,871
SOL S.p.A (Chemicals)(1)	97,541	610,032

		2,114,384

Japan - 9.7%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)(1)	32,900	483,149
BML Inc. (Healthcare - Services)(1)	15,800	383,111
C. Uyemura & Co., Ltd. (Chemicals)(1)	9,800	341,479
Lintec Corp. (Chemicals)(1)	24,300	512,253
Nakanishi Inc. (Healthcare - Products)(1)	5,900	553,999
Pigeon Corp. (Cosmetics/Personal Care)(1)	17,400	645,840
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)(1)	54,000	621,743
Stella Chemifa Corp. (Chemicals)(1)	12,000	348,312
Tsumura & Co. (Pharmaceuticals)(1)	13,200	372,006

		4,261,892

Malaysia - 4.3%
Coastal Contracts Berhad (Shipbuilding)(1)	1,162,666	728,076
Supermax Corp. Berhad (Miscellaneous Manufacturing)(1)	389,500	466,838
United Plantations Berhad (Agriculture)(1)	126,200	713,749

		1,908,663

Netherlands - 1.9%
Brunel International NV (Commercial Services)(1)	14,827	531,762

See Notes to Financial Statements

22

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Netherlands - 1.9% - (continued)
KAS Bank NV - CVA (Diversified Financial Services)(1)	25,838	$316,391

		848,153

New Zealand - 1.2%
Sanford Ltd. (Food)(1)	143,153	549,554

Singapore - 4.0%
Goodpack Ltd. (Trucking & Leasing)(1)	467,000	620,746
Super Group Ltd. (Food)(1)	635,000	751,397
Tat Hong Holdings Ltd. (Distribution/Wholesale)(1)	784,000	416,471

		1,788,614

South Korea - 3.4%
Cheil Worldwide Inc. (Advertising)(1)	49,140	807,169
Han Kuk Carbon Co., Ltd. (Chemicals)(1)	86,800	361,331
Samwha Capacitor Co., Ltd. (Electronics)(1)	59,200	342,570

		1,511,070

Spain - 1.6%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)(1)	1,302	689,466

Sweden - 4.4%
Industrial & Financial Systems, Class B (Computer Software & Processing)(1)	38,236	537,891
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)(1)	38,100	546,814
Mekonomen AB (Auto Parts & Equipment)(1)	23,100	839,865

		1,924,570

Switzerland - 4.0%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)(1)	9,800	524,034
Huegli Holding AG - Bearer (Food)(1)	1,130	729,953
LEM Holding SA, Reg S (Electronics)(1)	1,186	513,486

		1,767,473

Taiwan - 5.4%
Merida Industry Co., Ltd. (Leisure Time)(1)	358,000	858,266
Nak Sealing Technologies Corp. (Auto Parts & Equipment)(1)	404,000	651,763
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)(1)	487,559	367,540
Youngtek Electronics Corp. (Semiconductors)(1)	227,011	510,015

		2,387,584

Thailand - 1.1%
Khon Kaen Sugar Industry pcl (Food)(1)	1,243,800	473,205

United Kingdom - 8.4%
Gooch & Housego PLC (Telecommunications)(1)	73,000	449,898
Greggs plc (Food)(1)	68,000	557,785

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

United Kingdom - 8.4% - (continued)
Hamworthy plc (Machinery - Diversified)(1)	28,707	$270,800
PayPoint plc (Diversified Financial Services)(1)	79,069	640,857
Rathbone Brothers plc (Diversified Financial Services)(1)	39,230	721,604
Robert Wiseman Dairies plc (Food)(1)	77,451	358,673
RPS Group plc (Commercial Services)(1)	54,860	158,522
Synergy Health plc (Healthcare - Services)(1)	40,713	543,766

		3,701,905

Total Common Stocks (Cost $44,247,349)		41,984,711

Preferred Stocks - 1.8%

Germany - 1.8%
Draegerwerk AG & Co. KGaA (Healthcare - Products)(1)	7,617	792,989

Total Preferred Stocks (Cost $632,224)		792,989

Warrants - 0.1%

Malaysia - 0.1%
Coastal Contracts Berhad, Expires 07/18/2016 (Shipbuilding)*	115,333	20,111

Total Warrants (Cost $ — )		20,111

Cash Equivalent - 2.9%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	1,289,835	1,289,835

Total Cash Equivalent (Cost $1,289,835)		1,289,835

Total Investments — 99.9% (Cost $ 46,169,408)		$44,087,646

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

24

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$42,336
Foreign currency (cost $4,896)	4,962
Receivable for Fund shares sold	108,123
Tax reclaim receivable	37,860
Prepaid expenses	40,887
Payable to Investment Advisor	(44,108)
Payable for Fund shares redeemed	(58,941)
Payable for distribution fees	(6,908)
Payable for capital gains tax	(3,667)
Other liabilities	(66,918)

53,626

Net Assets - 100%
Institutional Class
Applicable to 1,330,034 outstanding $.001 par value shares (authorized 200,000,000 shares)	$13,999,703

Net Asset Value, Offering Price and Redemption Price Per Share	$10.53

Investor Class
Applicable to 2,867,106 outstanding $.001 par value shares (authorized 200,000,000 shares)	$30,141,569

Net Asset Value, Offering Price and Redemption Price Per Share	$10.51

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$46,098,327
Accumulated undistributed net investment income	325,737
Accumulated net realized loss from investment transactions	(200,886)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(2,081,906)

$44,141,272

See Notes to Financial Statements

25

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Institutional Emerging Markets Portfolio And The Lipper Emerging Markets Fund Index

And The MSCI Emerging Markets Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio— (Inception date 10/17/05)	-9.58%	23.11%	65.51%	4.25%	8.70%
MSCI Emerging Markets Index (Net dividend)	-7.72%	37.02%	83.80%	6.50%	10.60%
Lipper Emerging Markets Fund Index	-9.49%	25.33%	68.41%	4.62%	9.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

26

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio - Overview

(unaudited)

October 31, 2011

The Institutional Emerging Markets Portfolio lost 9.58% for the fiscal year ending October 31, 2011. In comparison, its benchmark the MSCI Emerging Markets Index (the Index), fell 7.72%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of emerging markets companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

Our performance was worse than the Index, as positive sector weighting decisions were more than offset by unfavorable stock selection.

We benefitted in particular from our large overweights in the outperforming Consumer Staples and Consumer Discretionary sectors, where our combined weighting was 24%, versus 14% in the Index, and our underweights in the weakest two sectors, Industrials and Financials.

Stock selection hurt performance, primarily due to the sharp share-price declines for Brazilian personal products company Hypermarcas and television broadcaster Central European Media. In Energy, Brazil’s Petrobras detracted from performance, as the company was dogged by sluggish production growth ahead of major investments in new offshore drilling rigs.

Our best stock-picking tended to occur in sectors that were weak, such as the Industrials and Financials sectors. For example, Panama’s Copa Airlines generated strong returns, with passenger volumes growing at double-digit rates and rising prices supporting industry-leading profit levels. Saudi Arabian electronics distributor Jarir Marketing also outperformed. In Financials, the bulk of our positions are spread out among smaller markets in the emerging world, where strong franchises and industry concentration helped keep profitability higher and loan books more solid. We were helped by our total avoidance of Chinese banks, whose shares underperformed this period.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 21 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

27

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Agriculture	0.7%
Airlines	0.9
Auto Parts & Equipment	0.6
Banks	18.3
Beverages	5.1
Building Materials	2.3
Chemicals	2.8
Commercial Services	2.1
Cosmetics/Personal Care	2.5
Distribution/Wholesale	1.2
Diversified Financial Services	2.0
Electrical Components & Equipment	0.4
Electronics	2.7
Engineering & Construction	1.6
Food	1.3
Healthcare - Products	3.4
Holding Companies - Diversified	1.6
Home Furnishings	6.1
Insurance	1.5
Internet	3.1
Leisure Time	1.1
Machinery - Construction & Mining	0.8
Media	0.6
Mining	2.8
Mutual Funds	1.9
Oil & Gas	11.3
Pharmaceuticals	1.7
Pipelines	0.9
Real Estate	0.9
Retail	5.4
Semiconductors	3.2
Telecommunications	9.5

Total Investments	100.3
Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

28

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 83.9%

Brazil - 5.9%
Banco Bradesco SA - ADR (Banks)	367,878	$6,695,380
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	351,100	3,069,582
Hypermarcas SA (Pharmaceuticals)	225,400	1,213,091
Natura Cosmeticos SA (Cosmetics/Personal Care)	98,400	1,914,297
Petroleo Brasileiro SA - ADR (Oil & Gas)	69,146	1,867,633
Redecard SA (Diversified Financial Services)	270,300	4,542,129

		19,302,112

Chile - 2.6%
Banco Santander Chile - ADR (Banks)	41,736	3,408,996
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	85,700	5,013,450

		8,422,446

China - 13.7%
Anta Sports Products Ltd. (Retail)(1)	2,179,000	1,951,010
Baidu Inc. - Sponsored ADR (Internet)*	40,200	5,635,236
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)(1)	1,665,515	5,144,092
China Mobile Ltd. - Sponsored ADR (Telecommunications)	101,800	4,841,608
CNOOC Ltd. - ADR (Oil & Gas)	28,700	5,413,107
Hengan International Group Co., Ltd. (Healthcare - Products)(1)	653,500	5,658,567
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)(1)	2,712,000	2,335,058
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	149,200	4,422,288
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)(1)	3,222,000	3,321,810
Tencent Holdings Ltd. (Internet)(1)	205,100	4,697,822
Wumart Stores Inc., Class H (Retail)(1)	806,000	1,628,565

		45,049,163

Colombia - 2.0%
BanColombia SA - Sponsored ADR (Banks)	40,220	2,508,924
Ecopetrol SA - Sponsored ADR (Oil & Gas)	99,100	4,215,714

		6,724,638

Czech Republic - 0.6%
Central European Media Enterprises Ltd., Class A (Media)*	182,830	2,018,443

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)(1)	71,100	2,915,196

Hong Kong - 2.1%
ASM Pacific Technology Ltd. (Semiconductors)(1)	283,900	3,118,352
Li & Fung Ltd. (Distribution/Wholesale)(1)	1,990,000	3,841,478

		6,959,830

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)(1)	11,500	1,839,410

See Notes to Financial Statements

29

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

India - 5.8%
Ambuja Cements Ltd. (Building Materials)(1)	1,766,100	$5,617,958
Axis Bank Ltd. (Banks)(1)	174,200	4,086,578
Bajaj Auto Ltd. (Leisure Time)(1)	98,800	3,496,886
Dabur India Ltd. (Cosmetics/Personal Care)(1)	1,090,000	2,257,622
HDFC Bank Ltd. - ADR (Banks)	110,215	3,489,407

		18,948,451

Indonesia - 4.3%
Astra International Tbk PT (Retail)(1)	671,500	5,139,583
Bank Rakyat Indonesia Persero Tbk PT (Banks)(1)	8,514,000	6,359,625
United Tractors Tbk PT (Machinery - Construction & Mining)(1)	1,024,000	2,789,413

		14,288,621

Luxembourg - 1.9%
Millicom International Cellular SA - SDR (Telecommunications)(1)	58,100	6,378,348

Malaysia - 1.0%
Axiata Group Bhd (Telecommunications)(1)	2,010,700	3,186,178

Mexico - 8.2%
America Movil SAB de CV, Class L - ADR (Telecommunications)	340,654	8,659,425
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	48,700	4,361,085
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	38,805	2,235,168
Grupo Financiero Banorte SAB de CV, Class O (Banks)	872,880	2,980,706
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	1,437,300	1,825,838
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	266,330	6,844,681

		26,906,903

Panama - 0.9%
Copa Holdings SA, Class A (Airlines)	43,100	2,976,917

Peru - 1.4%
Credicorp Ltd. (Banks)	43,100	4,688,418

Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	28,155	1,563,729

Poland - 1.1%
Bank Pekao SA (Banks)(1)	75,654	3,497,582

Russia - 7.2%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	595,100	6,895,509
Lukoil OAO - Sponsored ADR (Oil & Gas)	115,778	6,680,391
Sberbank of Russia (Banks)(1)	1,134,100	3,141,803
Sberbank of Russia - Sponsored ADR (Banks)(1)*	270,000	2,906,730

See Notes to Financial Statements

30

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Russia - 7.2% - (continued)
X5 Retail Group NV - GDR, Reg S (Food)(1)*	140,356	$4,192,490

		23,816,923

South Africa - 5.4%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)(1)*	176,900	2,114,527
Impala Platinum Holdings Ltd. (Mining)(1)	94,500	2,168,810
MTN Group Ltd. (Telecommunications)(1)	376,050	6,517,613
SABMiller plc (Beverages)(1)	128,100	4,719,863
Standard Bank Group Ltd. (Banks)(1)	174,832	2,147,087

		17,667,900

South Korea - 5.7%
Amorepacific Corp. (Cosmetics/Personal Care)(1)	3,670	4,156,550
Hankook Tire Co., Ltd. (Auto Parts & Equipment)(1)	50,100	2,008,066
KB Financial Group Inc. - ADR (Diversified Financial Services)	55,591	2,170,829
Samsung Electronics Co., Ltd. - GDR (Home Furnishings)(1)	12,930	5,541,324
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)(1)	22,760	4,818,129

		18,694,898

Taiwan - 5.4%
Delta Electronics Inc. (Electrical Components & Equipment)(1)	630,189	1,471,877
Hon Hai Precision Industry Co., Ltd. (Electronics)(1)	1,581,048	4,351,456
Synnex Technology International Corp. (Electronics)(1)	1,831,351	4,495,847
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)(1)	3,035,577	7,403,241

		17,722,421

Thailand - 2.8%
PTT Exploration & Production pcl (Oil & Gas)(1)#	941,100	4,926,905
Siam Commercial Bank pcl (Banks)(1)#	1,110,070	4,241,317

		9,168,222

Turkey - 2.5%
Arcelik AS (Home Furnishings)(1)	1,465,060	5,609,682
Turkiye Garanti Bankasi AS (Banks)(1)	720,800	2,530,521

		8,140,203

Ukraine - 0.7%
Kernel Holding SA (Agriculture)(1)*	108,332	2,290,051

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)(1)	239,320	2,587,998

Total Common Stocks (Cost $234,765,058)		275,755,001

See Notes to Financial Statements

31

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Preferred Stocks - 11.6%

Brazil - 8.0%
Cia de Bebidas das Americas - ADR (Beverages)	231,700	$7,812,924
Itau Unibanco Holding SA - ADR (Banks)	220,195	4,210,129
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	288,900	7,306,281
Vale SA - Sponsored ADR (Mining)	293,900	6,936,040

		26,265,374

Russia - 0.9%
AK Transneft OAO (Pipelines)(1)#	2,329	2,993,686

South Korea - 2.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Home Furnishings)(1)	31,724	8,812,043

Total Preferred Stocks (Cost $35,291,345)		38,071,103

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)(1)(2)	116,700	4,238,480
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)(1)(2)*	79,200	3,191,879

		7,430,359

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(1)(2)	41,600	2,233,801

Total Participation Notes (Cost $9,019,977)		9,664,160

Cash Equivalent - 1.9%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	6,161,866	6,161,866

Total Cash Equivalent (Cost $6,161,866)		6,161,866

Total Investments — 100.3% (Cost $ 285,238,246)		$329,652,130

See Notes to Financial Statements

32

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depository Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

33

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Liabilities, Net of Other Assets - (0.3)%
Dividends and interest receivable	$541,071
Foreign currency (cost $191,599)	200,790
Receivable for Fund shares sold	287,367
Tax reclaim receivable	22,737
Prepaid expenses	52,704
Payable to Investment Advisor	(336,854)
Payable for Fund shares redeemed	(1,283,074)
Payable for capital gains tax	(286,712)
Other liabilities	(137,562)

(939,533)

Net Assets - 100%
Applicable to 21,810,466 outstanding $.001 par value shares (authorized 450,000,000 shares)	$328,712,597

Net Asset Value, Offering Price and Redemption Price Per Share	$15.07

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$335,491,581
Accumulated undistributed net investment income	3,430,970
Accumulated net realized loss from investment transactions	(54,539,658)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	44,329,704

$328,712,597

See Notes to Financial Statements

34

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio (Institutional Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Frontier Emerging Markets Portfolio - Institutional Class And The MSCI Frontier Emerging Markets Index

And The Russell Frontier ex-GCC Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
Frontier Emerging Markets Portfolio— Institutional Class (Inception date 05/27/08)	-16.49%	-33.05%	-11.04%
MSCI Frontier Emerging Markets Index (Net dividends)	-12.87%	-36.62%	-12.45%
Russell Frontier ex-GCC Index	-16.27%	-38.68%	-13.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

35

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio (Institutional Class) - Overview

(unaudited)

October 31, 2011

The Frontier Emerging Markets Portfolio (Institutional Class) fell 16.49% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI Frontier Emerging Markets Index (the Index), fell 12.87%, net of foreign withholding taxes, in this period.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of companies with strong growth prospects in frontier and smaller emerging markets countries that we regard as both economically stable and as offering attractive long-term investment potential.

The Portfolio’s underperformance this period was the result of poor stock selection—primarily in the Consumer Staples and Financials sectors—which was partially mitigated by favorable sector and country allocations. Our bank holdings in Africa (Diamond Bank, Equity Bank) and frontier Europe (Halyk Bank, Aik Bank) were major detractors, as both these regions were impacted by the contagion effect of the European sovereign debt crisis. These banks represent attractive long-term investments in our view—as they are well capitalized and have strong asset quality—but they are expected to have lower loan growth in the short term due to weaker demand for goods and services in the eurozone countries. Stock selection was strong within Materials (Morocco’s Managem). The Portfolio’s large overweight in Consumer Staples also boosted relative performance.

Geographically, negative stock selection in Europe (Croatia’s Atlantic Grupa) and Africa (bank holdings) weighed down returns. Our underweight in the Gulf States and overweight in Africa were also detractors. However, stock selection was positive in Latin America, and our overweight in Europe was beneficial.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Foreign investments involve additional risks, including greater volatility and political, economic, and currency risks and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. The Portfolio can have significant concentration in a single industry, and investment opportunities in frontier markets may be concentrated in the banking industry. The Portfolio will be vulnerable to factors affecting an industry in which it is concentrated. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss of principal and interest than higher-rated securities. Mutual fund investing involves risk. Principal loss is possible.

The MSCI Frontier Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performance in all countries from the MSCI Frontier Markets Index and the lower size spectrum of the MSCI Emerging Markets Index. The Index consists of 26 frontier markets and 5 emerging markets. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

36

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Agriculture	2.1%
Airlines	0.2
Auto Manufacturers	0.8
Banks	29.1
Building Materials	3.3
Chemicals	3.0
Commercial Services	2.5
Distribution/Wholesale	1.3
Diversified Financial Services	1.0
Electric	4.3
Electrical Components & Equipment	0.6
Engineering & Construction	3.3
Food	6.3
Holding Companies - Diversified	4.9
Home Furnishings	0.5
Investment Companies	1.8
Iron/Steel	0.4
Machinery - Construction & Mining	0.4
Media	0.9
Mining	6.1
Mutual Funds	2.2
Oil & Gas	6.1
Pharmaceuticals	4.0
Real Estate	0.5
Retail	6.0
Telecommunications	5.7
Textiles	1.3
Transportation	1.3

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

37

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 85.9%

Argentina - 2.6%
Cresud SACIF y A - Sponsored ADR (Agriculture)	96,600	$1,121,526
Molinos Rio de la Plata SA (Food)	191,593	1,560,609

		2,682,135

Bangladesh - 2.1%
Lafarge Surma Cement Ltd. (Building Materials)*	100,900	363,502
Power Grid Co. of Bangladesh Ltd. (Electric)	77,190	720,285
Square Pharmaceuticals Ltd. (Pharmaceuticals)	35,887	1,121,424

		2,205,211

Colombia - 11.6%
BanColombia SA - Sponsored ADR (Banks)	51,980	3,242,512
Cementos Argos SA - Sponsored ADR (Building Materials)(1)#	60,740	1,747,982
Ecopetrol SA - Sponsored ADR (Oil & Gas)	27,400	1,165,596
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)(1)#	53,900	1,893,723
Grupo Odinsa SA (Engineering & Construction)	216,000	1,007,074
Interconexion Electrica SA ESP - ADR (Electric)(1)#	6,800	1,084,137
Petrominerales Ltd. (Oil & Gas)	66,100	1,744,055

		11,885,079

Croatia - 1.9%
Atlantic Grupa (Distribution/Wholesale)(1)*	14,474	1,367,784
Ericsson Nikola Tesla (Telecommunications)(1)	3,171	611,284

		1,979,068

Democratic Republic of Congo - 1.3%
Katanga Mining Ltd. (Mining)*	930,975	1,326,262

Egypt - 4.8%
ElSwedy Electric Co. (Electrical Components & Equipment)(1)	184,338	663,072
Ghabbour Auto (Auto Manufacturers)(1)	191,440	766,288
Orascom Construction Industries - GDR (Engineering & Construction)(1)	35,050	1,437,097
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)(1)#*	282,769	774,885
Oriental Weavers (Textiles)(1)	256,084	1,329,532

		4,970,874

Estonia - 1.3%
Tallink Group Ltd. (Transportation)*	1,570,120	1,336,116

Ghana - 0.8%
Ghana Commercial Bank Ltd. (Banks)	651,451	824,518

Indonesia - 1.0%
Bank Rakyat Indonesia Persero Tbk PT (Banks)(1)	1,424,980	1,064,404

See Notes to Financial Statements

38

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Jordan - 1.7%
Arab Bank plc (Banks)(1)	98,745	$1,105,588
Arab Potash Co. (Mining)(1)	10,493	629,639

		1,735,227

Kazakhstan - 1.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)(1)*	161,899	964,478
KazMunaiGas Exploration Production - GDR, Reg S (Oil & Gas)(1)	43,950	745,067

		1,709,545

Kenya - 3.2%
Equity Bank Ltd. (Banks)(1)	5,637,200	1,122,677
Kenya Airways Ltd. (Airlines)(1)	817,500	193,245
Nation Media Group Ltd. (Media)(1)	669,340	943,753
Safaricom Ltd. (Telecommunications)(1)	32,809,400	990,696

		3,250,371

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)(1)	113,090	728,591

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)(1)*	312,320	173,250

Mauritius - 1.6%
Mauritius Commercial Bank (Banks)	295,180	1,688,205

Morocco - 4.7%
Douja Promotion Groupe Addoha SA (Real Estate)(1)	54,088	508,506
Managem (Mining)(1)	14,352	2,951,776
Maroc Telecom SA (Telecommunications)(1)	79,790	1,395,551

		4,855,833

Nigeria - 5.9%
Access Bank plc (Banks)	46,306,429	1,602,188
Dangote Sugar Refinery plc (Food)	8,414,070	315,429
Diamond Bank plc (Banks)	52,921,492	1,159,787
First Bank of Nigeria plc (Banks)	26,095,187	1,641,908
UAC of Nigeria plc (Retail)	7,116,080	1,295,864

		6,015,176

Pakistan - 2.4%
Engro Corp., Ltd. (Chemicals)(1)	481,179	657,723
MCB Bank Ltd. (Banks)(1)	156,456	289,415
Pakistan Petroleum Ltd. (Oil & Gas)(1)	760,839	1,548,155

		2,495,293

See Notes to Financial Statements

39

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Peru - 5.8%
Alicorp SA (Food)	841,083	$1,864,378
Cementos Lima SAA (Building Materials)	918,880	709,494
Credicorp Ltd. (Banks)	27,880	3,032,786
Ferreyros SA (Machinery - Construction & Mining)	443,786	398,404

		6,005,062

Philippines - 1.8%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	33,460	1,858,368

Qatar - 9.1%
Commercial Bank of Qatar QSC (Banks)(1)	68,530	1,570,229
Industries Qatar QSC (Chemicals)(1)	66,700	2,414,729
Qatar Electricity & Water Co. (Electric)(1)	67,850	2,626,453
Qatar National Bank SAQ (Banks)(1)	68,398	2,747,464

		9,358,875

Senegal - 0.3%
Sonatel (Telecommunications)	995	260,262

Serbia - 1.1%
AIK Banka AD (Banks)*	37,488	913,377
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	42,550	256,554

		1,169,931

Slovenia - 1.8%
Gorenje dd (Home Furnishings)(1)*	70,020	542,353
Krka dd Novo mesto (Pharmaceuticals)(1)	18,160	1,338,678

		1,881,031

Sri Lanka - 1.5%
John Keells Holdings plc (Commercial Services)(1)	884,353	1,515,674

Thailand - 4.7%
Home Product Center pcl (Retail)(1)	6,551,635	1,970,625
PTT Exploration & Production pcl (Oil & Gas)(1)#	194,500	1,018,258
Siam Commercial Bank pcl (Banks)(1)#	257,200	982,701
Thai Vegetable Oil pcl (Food)(1)	1,652,600	897,422

		4,869,006

Trinidad & Tobago - 1.7%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)(1)#	97,170	695,907
Republic Bank Ltd. (Banks)(1)#	56,448	823,950
Trinidad Cement Ltd. (Building Materials)(1)#*	600,480	201,483

		1,721,340

See Notes to Financial Statements

40

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Ukraine - 2.8%
Astarta Holding NV (Holding Companies - Diversified)(1)*	66,720	$1,347,186
Ferrexpo plc (Iron/Steel)(1)	83,930	432,649
Kernel Holding SA (Agriculture)(1)*	50,680	1,071,334

		2,851,169

United Arab Emirates - 2.9%
Arabtec Holding Co. (Engineering & Construction)(1)*	2,538,087	951,828
Depa Ltd. (Commercial Services)*	2,473,370	1,088,283
Dubai Financial Market (Diversified Financial Services)(1)*	3,479,510	973,634

		3,013,745

United Kingdom - 2.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)(1)	148,490	1,605,766
Kazakhmys plc (Mining)(1)	89,420	1,323,463

		2,929,229

Total Common Stocks (Cost $97,176,555)		88,358,850

Rights - 0.2%

Bangladesh - 0.2%
Lafarge Surma Cement Ltd. (Building Materials)(1)*	100,900	231,079

Total Rights (Cost $344,573)		231,079

Participation Notes - 11.6%

Kuwait - 7.0%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Holding Companies - Diversified)(1)(2)	2,183,575	2,762,222
National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity 3/28/18 (Banks)(1)(2)	1,090,000	4,447,200

		7,209,422

Saudi Arabia - 4.6%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Food)(1)(2)	77,740	1,865,659
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(1)(2)	54,010	2,900,183

		4,765,842

Total Participation Notes (Cost $11,479,678)		11,975,264

See Notes to Financial Statements

41

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)*	34,520	$8,868

Total Warrants (Cost $2,237)		8,868

Cash Equivalent - 2.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	2,243,576	2,243,576

Total Cash Equivalent (Cost $2,243,576)		2,243,576

Total Investments — 99.9% (Cost $ 111,246,619)		$102,817,637

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.6% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

42

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$172,964
Foreign currency (cost $68,823)	65,635
Receivable for Fund shares sold	253,061
Tax reclaim receivable	3,741
Prepaid expenses	9,522
Payable to Investment Advisor	(127,589)
Payable for Fund shares redeemed	(164,448)
Payable for capital gains tax	(33,770)
Other liabilities	(105,840)

73,276

Net Assets - 100%
Institutional Class
Applicable to 15,477,246 outstanding $.001 par value shares (authorized 200,000,000 shares)	$101,665,762

Net Asset Value, Offering Price and Redemption Price Per Share	$6.57

Investor Class
Applicable to 187,108 outstanding $.001 par value shares (authorized 200,000,000 shares)	$1,225,151

Net Asset Value, Offering Price and Redemption Price Per Share	$6.55

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$117,491,862
Accumulated undistributed net investment income	316,442
Accumulated net realized loss from investment transactions	(6,481,677)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(8,435,714)

$102,890,913

See Notes to Financial Statements

43

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2011

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$59	$360
Dividends (net of foreign withholding taxes of $121,578 and $1,788,044, respectively)	2,725,101	19,018,306

Total investment income	2,725,160	19,018,666

Expenses
Investment advisory fees (Note 3)	1,842,910	7,146,117
Administration fees (Note 3)	77,791	308,624
Distribution fees, Investor Class	—	491,273
Custody and accounting fees (Note 3)	48,117	179,858
Directors’ fees and expenses (Note 3)	16,016	82,647
Transfer agent fees and expenses (Note 3)	45,732	153,830
Printing and postage fees	16,158	82,121
State registration filing fees	45,497	87,149
Professional fees	47,452	119,663
Shareholder servicing fees (Note 3)	45,776	195,073
Chief compliance and financial officers’ fees and expenses (Note 3)	20,614	61,925
Other fees and expenses	12,889	55,453

Total Expenses	2,218,952	8,963,733

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(271,737)	(26,633)

Net expenses	1,947,215	8,937,100

Net investment income	777,945	10,081,566

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	1,196,356	4,507,775
Foreign currency transactions	(38,460)	(769,753)

Net realized gain	1,157,896	3,738,022

Change in unrealized appreciation (depreciation) — Investments	(3,079,917)	(67,237,465)
Translation of assets and liabilities denominated in foreign currencies	(96)	(15,262)

Net change in unrealized appreciation (depreciation)	(3,080,013)	(67,252,727)

Net realized and unrealized loss	(1,922,117)	(63,514,705)

Net decrease in net assets resulting from operations	$(1,144,172)	$(53,433,139)

See Notes to Financial Statements

44

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2011

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio
Investment Income
Interest	$15	$927
Dividends (net of foreign withholding taxes of $105,754, and $914,972, respectively)	870,175	9,736,106

Total investment income	870,190	9,737,033

Expenses
Investment advisory fees (Note 3)	364,296	5,459,981
Administration fees (Note 3)	13,180	162,708
Distribution fees, Investor Class	66,596	—
Custody and accounting fees (Note 3)	32,297	201,628
Directors’ fees and expenses (Note 3)	2,538	37,217
Transfer agent fees and expenses (Note 3)	30,729	33,972
Printing and postage fees	17,038	19,433
State registration filing fees	33,677	35,418
Professional fees	33,139	77,196
Shareholder servicing fees (Note 3)	29,616	—
Chief compliance and financial officers’ fees and expenses (Note 3)	12,253	34,366
Other fees and expenses	4,490	29,580

Total Expenses	639,849	6,091,499

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(136,033)	(410,768)

Net expenses	503,816	5,680,731

Net investment income	366,374	4,056,302

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	402,514	(1,484,536)
Foreign currency transactions	(39,648)	(624,710)

Net realized gain (loss)	362,866	(2,109,246)

Change in unrealized appreciation (depreciation) — Investments (net of increase in deferred foreign taxes of $- and $93,073, respectively)	(4,171,543)	(48,241,465)
Translation of assets and liabilities denominated in foreign currencies	2,688	219,098

Net change in unrealized appreciation (depreciation)	(4,168,855)	(48,022,367)

Net realized and unrealized loss	(3,805,989)	(50,131,613)

Net decrease in net assets resulting from operations	$(3,439,615)	$(46,075,311)

See Notes to Financial Statements

45

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2011

Frontier Emerging Markets Portfolio
Investment Income
Dividends (net of foreign withholding taxes of $195,888, respectively)	$2,977,579

Total investment income	2,977,579

Expenses
Investment advisory fees (Note 3)	1,612,065
Administration fees (Note 3)	44,553
Distribution fees, Investor Class(1)	1,361
Custody and accounting fees (Note 3)	209,242
Directors’ fees and expenses (Note 3)	9,172
Transfer agent fees and expenses (Note 3)	40,507
Printing and postage fees	13,154
State registration filing fees	49,232
Professional fees	48,765
Shareholder servicing fees (Note 3)	642
Chief compliance and financial officers’ fees and expenses (Note 3)	16,499
Other fees and expenses	8,679

Total Expenses	2,053,871

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(37,067)

Net expenses	2,016,804

Net investment income	960,775

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	(5,187,070)
Foreign currency transactions	(252,866)

Net realized loss	(5,439,936)

Change in unrealized appreciation (depreciation) — Investments	(16,001,225)
Translation of assets and liabilities denominated in foreign currencies	41,674

Net change in unrealized appreciation (depreciation)	(15,959,551)

Net realized and unrealized loss	(21,399,487)

Net decrease in net assets resulting from operations	$(20,438,712)

(1)The Investor Class shares commenced operations on December 31, 2010.

See Notes to Financial Statements

46

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$777,945	$421,296
Net realized gain on investments and foreign currency transactions	1,157,896	1,325,988
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(3,080,013)	13,569,109

Net increase (decrease) in net assets resulting from operations	(1,144,172)	15,316,393

Distributions to Shareholders from:
Net investment income
Institutional Class	(276,121)	(99,325)
Advisor Class	(13,880)	(50,029)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(728,148)	—
Advisor Class	(323,990)	—

Total distributions to shareholders	(1,342,139)	(149,354)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	57,666,639	100,707,733
Advisor Class	35,483,876	28,868,395
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	757,810	50,029
Advisor Class	319,667	93,525
Cost of shares redeemed
Institutional Class	(14,433,357)	(5,887,335)
Advisor Class	(22,627,479)	(55,305,981)
Redemption fees
Institutional Class	1,922	219,316
Advisor Class	20,283	2,461

Net increase in net assets from portfolio share transactions	57,189,361	68,748,143

Net Increase in Net Assets	54,703,050	83,915,182

Net Assets
At beginning of year	150,725,495	66,810,313

At end of year	$205,428,545	$150,725,495

Accumulated Undistributed Net Investment Income Included in Net Assets	$738,434	$288,950

See Notes to Financial Statements

47

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,081,566	$3,406,306
Net realized gain on investments and foreign currency transactions	3,738,022	7,204,204
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(67,252,727)	78,078,107

Net increase (decrease) in net assets resulting from operations	(53,433,139)	88,688,617

Distributions to Shareholders from:
Net investment income
Institutional Class	(2,289,138)	(2,239,441)
Investor Class	(210,939)	(290,844)

Total distributions to shareholders	(2,500,077)	(2,530,285)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	599,634,622	248,771,466
Investor Class	201,027,494	90,915,148
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	1,793,340	2,164,593
Investor Class	198,416	275,089
Cost of shares redeemed
Institutional Class	(84,673,697)	(87,480,052)
Investor Class	(65,395,019)	(28,647,976)
Redemption fees
Institutional Class	109,344	41,527
Investor Class	56,300	33,275

Net increase in net assets from portfolio share transactions	652,750,800	226,073,070

Net Increase in Net Assets	596,817,584	312,231,402

Net Assets
At beginning of year	609,814,737	297,583,335

At end of year	$1,206,632,321	$609,814,737

Accumulated Undistributed Net Investment Income Included in Net Assets	$9,328,100	$2,516,364

See Notes to Financial Statements

48

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Small Companies Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$366,374	$69,647
Net realized gain (loss) on investments and foreign currency transactions	362,866	(286,418)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,168,855)	2,361,099

Net increase (decrease) in net assets resulting from operations	(3,439,615)	2,144,328

Distributions to Shareholders from:
Net investment income
Investor Class	(47,000)	(37,613)

Total distributions to shareholders	(47,000)	(37,613)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class(1)	15,339,181	—
Investor Class	31,885,145	6,382,332
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	43,816	34,099
Cost of shares redeemed
Institutional Class(1)	(708,630)	—
Investor Class	(12,905,747)	(774,124)
Redemption fees
Institutional Class(1)	1,933	—
Investor Class	7,507	267

Net increase in net assets from portfolio share transactions	33,663,205	5,642,574

Net Increase in Net Assets	30,176,590	7,749,289

Net Assets
At beginning of year	13,964,682	6,215,393

At end of year	$44,141,272	$13,964,682

Accumulated Undistributed Net Investment Income Included in Net Assets	$325,737	$46,011

(1) For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.

See Notes to Financial Statements

49

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,056,302	$1,797,663
Net realized gain (loss) on investments and foreign currency transactions	(2,109,246)	8,465,373
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(48,022,367)	52,686,876

Net increase (decrease) in net assets resulting from operations	(46,075,311)	62,949,912

Distributions to Shareholders from:
Net investment income	(1,078,916)	(1,329,181)

Total distributions to shareholders	(1,078,916)	(1,329,181)

Transactions in Shares of Common Stock
Proceeds from sale of shares	171,526,601	149,070,225
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	870,785	1,026,968
Cost of shares redeemed	(171,940,753)	(39,900,035)
Redemption fees	36,537	7,808

Net increase in net assets from portfolio share transactions	493,170	110,204,966

Net Increase (Decrease) in Net Assets	(46,661,057)	171,825,697

Net Assets
At beginning of year	375,373,654	203,547,957

At end of year	$328,712,597	$375,373,654

Accumulated Undistributed Net Investment Income Included in Net Assets	$3,430,970	$1,078,294

See Notes to Financial Statements

50

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$960,775	$(18,399)
Net realized gain (loss) on investments and foreign currency transactions	(5,439,936)	117,030
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(15,959,551)	7,731,434

Net increase (decrease) in net assets resulting from operations	(20,438,712)	7,830,065

Distributions to Shareholders from:
Net investment income
Institutional Class	(146,644)	(127,946)

Total distributions to shareholders	(146,644)	(127,946)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	84,190,248	55,027,776
Investor Class(1)	1,441,038	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	113,054	42,693
Cost of shares redeemed
Institutional Class	(32,853,959)	(1,201,661)
Investor Class(1)	(73,004)	—
Redemption fees
Institutional Class	13,350	2,717
Investor Class(1)	595	—

Net increase in net assets from portfolio share transactions	52,831,322	53,871,525

Net Increase in Net Assets	32,245,966	61,573,644

Net Assets
At beginning of year	70,644,947	9,071,303

At end of year	$102,890,913	$70,644,947

Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$316,442	$(245,101)

(1) For the period from December 31, 2010 (commencement of class operations) through October 31, 2011.

See Notes to Financial Statements

51

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2011	For the Period Ended Oct. 31, 2010(1)
Per Share Data
Net asset value, beginning of period	$23.52	$20.43

Increase (Decrease) in Net Assets from Operations
Net investment income	0.12 (2)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.04)	3.04

Net increase (decrease) from investment operations	0.08	3.14

Distributions to Shareholders from:
Net investment income	(0.06)	(0.05)
Net realized gain from investments	(0.16)	—

Total distributions	(0.22)	(0.05)

Net asset value, end of period	$23.38	$23.52

Total Return	0.27%	15.39	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,108	$104,276

Expenses to average net assets (net of fees waived/reimbursed)	1.00%	1.00	%(B)

Net investment income to average net assets	0.48%	0.43	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.16%	0.27	%(B)

Portfolio turnover rate	40%	35	%(A)

(1) For the period from November 3, 2009 (commencement of class operations) through October 31, 2010.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

52

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007
Per Share Data
Net asset value, beginning of year	$14.51	$12.04	$11.44	$21.71	$18.68

Increase (Decrease) in Net Assets from Operations
Net investment income	0.17 (1)	0.08	0.13	0.20	0.14
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.56)	2.49	2.86	(8.63)	4.33

Net increase (decrease) from investment operations	(0.39)	2.57	2.99	(8.43)	4.47

Distributions to Shareholders from:
Net investment income	(0.06)	(0.10)	(0.19)	(0.15)	(0.10)
Net realized gain from investments	—	—	(2.20)	(1.69)	(1.34)

Total distributions	(0.06)	(0.10)	(2.39)	(1.84)	(1.44)

Net asset value, end of year	$14.06	$14.51	$12.04	$11.44	$21.71

Total Return	(2.72)%	21.50%	32.77%	(42.33)%	25.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$969,139	$493,350	$259,450	$191,450	$390,659

Expenses to average net assets (net of fees waived/reimbursed)	0.86%	0.93%	1.00%	0.98%	0.98%

Net investment income to average net assets	1.13%	0.91%	1.31%	1.05%	0.70%

Decrease reflected in above expense ratios due to fees waived/reimbursed	—%	—%	0.04%	—%	—%

Portfolio turnover rate	15%	33%	22%	18%	19%

(1) Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

53

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio - Institutional Class
	For the Period Ended Oct. 31, 2011(1)
Per Share Data
Net asset value, beginning of period	$12.28

Increase (Decrease) in Net Assets from Operations
Net investment income	0.03	(2)
Net realized and unrealized loss on investments and foreign currency-related transactions	(1.78)

Net increase (decrease) from investment operations	(1.75)

Net asset value, end of period	$10.53

Total Return	(14.25	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,000

Expenses to average net assets (net of fees waived/reimbursed)	1.50	%(B)

Net investment income to average net assets	0.89	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	1.20	%(B)

Portfolio turnover rate	12	%(A)

(1) For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

54

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Institutional Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007
Per Share Data
Net asset value, beginning of year	$16.70	$13.29	$9.29	$21.20	$13.42

Increase (Decrease) in Net Assets from Operations
Net investment income	0.15 (1)	0.09	0.10	0.44	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.74)	3.41	4.27	(11.53)	7.70

Net increase (decrease) from investment operations	(1.59)	3.50	4.37	(11.09)	7.80

Distributions to Shareholders from:
Net investment income	(0.04)	(0.09)	(0.37)	(0.09)	(0.02)
Net realized gain from investments	—	—	—	(0.73)	—

Total distributions	(0.04)	(0.09)	(0.37)	(0.82)	(0.02)

Net asset value, end of year	$15.07	$16.70	$13.29	$9.29	$21.20

Total Return	(9.58)%	26.50%	48.92%	(54.33)%	58.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$328,713	$375,374	$203,548	$132,037	$245,061

Expenses to average net assets (net of fees waived/reimbursed)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income to average net assets	0.93%	0.74%	0.93%	2.56%	0.72%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.09%	0.18%	0.25%	0.22%	0.25%

Portfolio turnover rate	53%	34%	57%	51%	32%

(1) Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

55

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Frontier Emerging Markets Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Period Ended Oct. 31, 2008 (1)
Per Share Data
Net asset value, beginning of period	$7.88	$6.29	$4.98	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.07 (2)	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.37)	1.65	1.26	(5.03)

Net increase (decrease) from investment operations	(1.30)	1.68	1.33	(5.02)

Distributions to Shareholders from:
Net investment income	(0.01)	(0.09)	(0.02)	—

Total distributions	(0.01)	(0.09)	(0.02)	—

Net asset value, end of period	$6.57	$7.88	$6.29	$4.98

Total Return	(16.49)%	27.04%	26.71%	(50.20	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,666	$70,645	$9,071	$4,875

Expenses to average net assets (net of fees waived/reimbursed)	1.87%	2.00%	2.00%	2.00	%(B)

Net investment income to average net assets	0.89%	(0.08)%	1.39%	0.42	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	—%	0.37%	2.08%	6.92	%(B)

Portfolio turnover rate	23%	17%	55%	1	%(A)

(1) For the period from May 27, 2008 (commencement of class operations) through October 31, 2008.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

56

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of October 31, 2011.

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

*International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

Information presented in these financial statements pertains to the Institutional Class shares of Global Equity, the Institutional Class shares of International Equity, the Institutional Class shares of International Small Companies, shares of Institutional Emerging Markets and the Institutional Class shares of Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies, the Advisor Class shares of Emerging Markets, and the Investor Class shares of Frontier Emerging Markets is presented in a separate report.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. Other than transfers between Level 1 and Level 2 related to the daily fair value pricing of certain foreign equity securities described above, at October 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

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Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Statement of Net Assets to view individual securities classified by industry type and country.

Global Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$116,930,170	$79,419,787	$—	$196,349,957
Cash Equivalents	8,856,325	—	—	8,856,325

Total Investments	$125,786,495	$79,419,787	$—	$205,206,282

International Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$275,960,124	$851,935,462	$—	$1,127,895,586
Preferred Stocks	33,345,213	18,527,402	—	51,872,615
Cash Equivalents	25,601,191	—	—	25,601,191

Total Investments	$334,906,528	$870,462,864	$—	$1,205,369,392

International Small Companies
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,163,818	$40,820,893	$—	$41,984,711
Preferred Stocks	—	792,989	—	792,989
Warrants	20,111	—	—	20,111
Cash Equivalents	1,289,835	—	—	1,289,835

Total Investments	$2,473,764	$41,613,882	$—	$44,087,646

Institutional Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$105,256,471	$170,498,530	$—	$275,755,001
Preferred Stocks	26,265,373	11,805,730	—	38,071,103
Participation Notes	—	9,664,160	—	9,664,160
Cash Equivalents	6,161,866	—	—	6,161,866

Total Investments	$137,683,710	$191,968,420	$—	$329,652,130

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

Frontier Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$33,618,766	$54,740,084	$—	$88,358,850
Rights	—	231,079	—	231,079
Participation Notes	—	11,975,264	—	11,975,264
Warrants	8,868	—	—	8,868
Cash Equivalents	2,243,576	—	—	2,243,576

Total Investments	$35,871,210	$66,946,427	$—	$102,817,637

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Advisor has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed certain annual rates of the average daily net assets of each class.

During the fiscal year ended October 31, 2011, the following annualized advisory fees and contractual expense limits were in effect:

Portfolio	Advisory Fees	Contractual Expense Limit
Global Equity – Institutional Class	1.00%	1.00%
Global Equity – Advisor Class	1.00%	1.25%
International Equity – Institutional Class	0.75%	1.00%
International Equity – Investor Class	0.75%	1.25%
International Small Companies – Institutional Class	1.25%	1.50%
International Small Companies – Investor Class	1.25%	1.75%
Institutional Emerging Markets	1.25%	1.30%
Frontier Emerging Markets – Institutional Class	1.50%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	2.25%

For the year ended October 31, 2011, the Investment Advisor waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Advisor
Global Equity – Institutional Class	$200,448
International Equity – Institutional Class	-
International Small Companies – Institutional Class	30,178
Institutional Emerging Markets	410,768
Frontier Emerging Markets – Institutional Class	-

Effective November 1, 2011, the following annualized advisory fees and contractual expense limits will take effect through December 31, 2012:

Portfolio	Advisory Fees on assets up to $1 billion	Advisory Fees on assets over $1 billion	Contractual Expense Limit
Global Equity – Institutional Class	0.95%	0.93%	0.95%
Global Equity – Advisor Class	0.95%	0.93%	1.25%
International Equity – Institutional Class	0.75%	0.73%	1.00%
International Equity – Investor Class	0.75%	0.73%	1.25%
International Small Companies – Institutional Class	1.25%	1.23%	1.50%
International Small Companies – Investor Class	1.25%	1.23%	1.75%
Institutional Emerging Markets	1.17%	1.15%	1.30%
Frontier Emerging Markets – Institutional Class	1.50%	1.48%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	1.48%	2.25%

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS are shown as “Chief compliance and financial officers’ fees and expenses” on the Statements of Operations.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

3. Significant Agreements and Transactions with Affiliates (continued)

The Fund has adopted an Amended Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.15% (0.25% effective November 1, 2011) of its average daily net assets attributable to that intermediary (subject to the contractual expense limits described above). The balance of the intermediaries’ fees, after payments made pursuant to the Distribution Plan, if applicable, is paid by the Investment Advisor. Because of the contractual expense limits on certain Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the year ended October 31, 2011.

4. Class Specific Expenses

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class of shares. These expenses may be class specific (i.e. Distribution fees charged only to a particular share class) or they may be identifiable to a particular class (i.e. the costs related to printing and mailing shareholder reports to shareholders of a particular class). Class specific expenses for Institutional Class shares of Portfolios with multiple active classes of shares are shown in the table below. Class specific expenses for Advisor and Investor Class shares of each Portfolio, if applicable, are presented in a separate report.

Expenses	Global Equity Institutional Class	International Equity Institutional Class	International Small Companies Institutional Class	Frontier Emerging Markets Institutional Class
Distribution fees	$-	$-	$-	$-
State registration and filing fees	22,392	46,105	11,252	32,591
Printing and postage fees	5,100	30,768	6,660	9,413
Transfer agent fees and expenses	20,778	89,174	8,727	23,283
Total	$48,270	$166,047	$26,639	$65,287

5. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended October 31, 2011, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$122,856,098	$73,126,193
International Equity	789,242,101	140,147,585
International Small Companies	36,311,758	3,429,767
Institutional Emerging Markets	228,462,877	223,293,811
Frontier Emerging Markets	78,906,806	24,015,408

6. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at October 31, 2011, for each of the Portfolios were as follows:

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Notes to Financial Statements

October 31, 2011

6. Income Tax (Continued)

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$27,444,252	$(3,886,897)	$23,557,355	$181,648,927
International Equity	123,325,193	(55,776,396)	67,548,797	1,137,820,595
International Small Companies	1,986,747	(4,072,301)	(2,085,554)	46,173,200
Institutional Emerging Markets	54,319,229	(22,239,427)	32,079,802	297,572,328
Frontier Emerging Markets	8,025,350	(17,619,749)	(9,594,399)	112,412,036

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets and Frontier Emerging Markets was $6,024, $(4,081), $(144), $(84,180), and $(6,732), respectively, at October 31, 2011.

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2011 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2008; October 31, 2009; October 31, 2010) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2011, the tax character of distributions paid from ordinary income was $290,000, $2,500,077, $47,000, $1,078,916 and $146,644 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets, respectively.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $37,613, $1,329,181 and $127,946 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets and Frontier Emerging Markets, respectively.

During the year ended October 31, 2011, the tax character of distributions paid from long-term capital gains was $ 1,052,137 for Global Equity.

As of October 31, 2011 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Global Equity	$738,434	$2,083,271	$-	$23,563,377	$26,385,082
International Equity	9,328,100	3,133,641	-	67,544,715	80,006,456
International Small Companies	325,739	-	(197,097)	(2,085,697)	(1,957,055)
Institutional Emerging Markets	3,430,970	-	(42,206,107)	31,996,153	(6,778,984)
Frontier Emerging Markets	489,881	-	(5,489,699)	(9,601,131)	(14,600,949)

* The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment, or in the Fund’s case, on November 1, 2011. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

6. Income Tax (Continued)

At October 31, 2011, Institutional Emerging Markets had $8,577,340 available as pre-enactment capital loss carryforwards which expire in 2016. Institutional Emerging Markets and Frontier Emerging Markets had $29,793,794 and $1,252,470, respectively, available as pre-enactment capital loss carryforwards which expire in 2017. International Small Companies had $197,097 available as pre-enactment capital loss carryforwards which expire in 2018. Institutional Emerging Markets and Frontier Emerging Markets had $3,834,973 and $4,237,229, respectively, available as pre-enactment capital loss carryforwards which expire in 2019.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolios. As of October 31, 2011, the following reclassifications were made to the Statement of Net Assets:

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Global Equity	$-	$38,460	$ (38,460)
International Equity	-	769,753	(769,753)
International Small Companies	-	39,648	(39,648)
Institutional Emerging Markets	-	624,710	(624,710)
Frontier Emerging Markets	-	252,588	(252,588)

7. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2011.

8. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

9. Capital Share Transactions

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2011		Period From November 3, 2009 to October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,418,120	$57,666,639	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	31,276	757,810	2,387	50,029

	2,449,396	58,424,449	4,708,604	100,757,762
Shares redeemed	(590,237)	(14,433,357)	(276,004)	(5,887,335)

Net increase	1,859,159	$43,991,092	4,432,600	$94,870,427

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Notes to Financial Statements

October 31, 2011

9. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:

	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,435,477	$35,483,876	1,334,358	$28,868,395
Shares issued upon reinvestment of dividends	13,193	319,667	4,460	93,525

	1,448,670	35,803,543	1,338,818	28,961,920
Shares redeemed	(930,560)	(22,627,479)	(2,656,193)	(55,305,981)

Net increase (decrease)	518,110	$13,176,064	(1,317,375)	$(26,344,061)

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	40,523,413	$599,634,622	19,022,485	$248,771,466
Shares issued upon reinvestment of dividends	121,911	1,793,340	172,753	2,164,593

	40,645,324	601,427,962	19,195,238	250,936,059
Shares redeemed	(5,748,378)	(84,673,697)	(6,733,420)	(87,480,052)

Net increase	34,896,946	$516,754,265	12,461,818	$163,456,007

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	13,439,479	$201,027,494	7,028,647	$90,915,148
Shares issued upon reinvestment of dividends	13,495	198,416	21,972	275,089

	13,452,974	201,225,910	7,050,619	91,190,237
Shares redeemed	(4,547,245)	(65,395,019)	(2,173,688)	(28,647,976)

Net increase	8,905,729	$135,830,891	4,876,931	$62,542,261

Transactions in capital stock for International Small Companies – Institutional Class were as follows for the period indicated:
	Period From June 30, 2011 to October 31, 2011
	Shares	Amount
Shares sold	1,398,064	$15,339,181
Shares issued upon reinvestment of dividends	-	-

	1,398,064	15,339,181
Shares redeemed	(68,030)	(708,630)

Net increase	1,330,034	$14,630,551

Transactions in capital stock for International Small Companies – Investor Class were as follows for the period indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,720,512	$31,885,145	674,027	$6,382,332
Shares issued upon reinvestment of dividends	3,951	43,816	3,719	34,099

	2,724,463	31,928,961	677,746	6,416,431
Shares redeemed	(1,147,689)	(12,905,747)	(84,148)	(774,124)

Net increase	1,576,774	$19,023,214	593,598	$5,642,307

65

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

9. Capital Share Transactions (continued)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	10,378,951	$171,526,601	9,882,476	$149,070,225
Shares issued upon reinvestment of dividends	51,925	870,785	73,829	1,026,968

	10,430,876	172,397,386	9,956,305	150,097,193
Shares redeemed	(11,094,796)	(171,940,753)	(2,801,715)	(39,900,035)

Net increase (decrease)	(663,920)	$456,633	7,154,590	$110,197,158

Transactions in capital stock for Frontier Emerging Markets - Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	11,007,881	$84,190,248	7,681,583	$55,027,776
Shares issued upon reinvestment of dividends	14,576	113,054	6,777	42,693

	11,022,457	84,303,302	7,688,360	55,070,469
Shares redeemed	(4,506,525)	(32,853,959)	(169,494)	(1,201,661)

Net increase	6,515,932	$51,449,343	7,518,866	$53,868,808

Transactions in capital stock for Frontier Emerging Markets – Investor Class were as follows for the periods indicated:
	Period From December 31, 2010 to October 31, 2011
	Shares	Amount
Shares sold	197,456	$1,441,038
Shares issued upon reinvestment of dividends	-	-

	197,456	1,441,038
Shares redeemed	(10,348)	(73,004)

Net increase	187,108	$1,368,034

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended October 31, 2011, Institutional Class of Global Equity, Advisor Class of Global Equity, Institutional Class of International Equity, Investor Class of International Equity, Institutional Class of International Small Companies, Investor Class of International Small Companies, Institutional Emerging Markets, Institutional Class of Frontier Emerging Markets, and Investor Class of Frontier Emerging Markets received $1,922, $20,283, $109,344, $56,300, $1,933, $7,507, $36,537, $13,350 and $595, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

For the period ended October 31, 2010, Institutional Class of Global Equity, Advisor Class of Global Equity, Institutional Class of International Equity, Investor Class of International Equity, Investor Class of International Small Companies, Institutional Emerging Markets, and Institutional Class of Frontier Emerging Markets received $219,316, $2,461, $41,527, $33,275, $267, $7,808, and $2,717, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

66

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

10. Concentration of Ownership

At October 31, 2011, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	53.48	% *
International Equity	2	36.15	% *
International Small Companies	2	61.65	% *
Institutional Emerging Markets	1	39.64	% *
Frontier Emerging Markets	2	51.77	% *

*Represents omnibus position of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

11. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At October 31, 2011, the Portfolio’s investment in the Banking industry amounted to 29.1% of net assets.

12. Line of Credit

The Fund has a $50 million line of credit agreement with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended October 31, 2011 International Small Companies Portfolio had an outstanding balance on four days with a maximum balance of $300,000 at an average weighted interest rate of 1.75%, Institutional Emerging Markets Portfolio had an outstanding balance on one day with a maximum balance of $5,800,000 at an average weighted interest rate of 1.75% and Frontier Emerging Markets Portfolio had an outstanding balance on four days with a maximum balance of $800,000 at an average weighted interest rate of 1.75%.

13. Recently Issued Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

14. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

67

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

The Shareholders of the Institutional Class and Board of Directors

Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio) (collectively the Portfolios) as of October 31, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S.generally accepted accounting principles.

/s/ KPMG LLP
Chicago, Illinois
December 21, 2011

68

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2011, none of the Portfolios designated a percentage of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets paid qualifying foreign taxes of $1,471,039, $90,188, $588,072, and $157,268, and earned $11,742,608, $472,013, $5,002,229, and $1,156,662 from foreign source income during the year ended October 31, 2011, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets designated $0.0171, $0.0215, $0.0270, and $0.0100 per share as foreign taxes paid and $0.1368, $0.1125, $0.2293, and $0.0738 as income earned from foreign sources for the year ended October 31, 2011, respectively.

Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets had qualifying dividend income of $2,435,776, $17,903,172, $661,273, $7,580,741, and $1,593,763 respectively during the year ended October 31, 2011.

Pursuant to Section 852 of the Internal Revenue Code, Global Equity and International Equity designated $2,083,271 and $3,133,641, respectively, as long term capital gain dividends for the year ended October 31, 2011.

69

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Approval of Investment Advisory Agreement

At an in person meeting of the board of directors (the “Board”) of Harding, Loevner Funds, Inc. (the “Fund”) held on June 7, 2011 (the “June Meeting”), the Board, including a majority of those directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), and Harding Loevner LP (the “Adviser”).

Overview of the Review Process

Prior to the June Meeting, the Board requested, and the Adviser furnished, materials that the Board believed necessary to evaluate the terms of the Advisory Agreement, including information on, among other things: (i) the investment performance, expenses and advisory fees of each Portfolio relative to other mutual funds and benchmark indices, as set forth in reports prepared by Strategic Insight, a third party fund tracking organization engaged as part of the contract review process (the “Strategic Insight Reports”); (ii) the Adviser’s profitability and costs; (iii) the qualifications of the Adviser and portfolio management personnel with respect to services provided to the Portfolios; and (iv) the Adviser’s investment research capabilities and resources.

The Board established a sub-committee comprised of three Independent Directors (the “Committee”) to conduct a preliminary review of these materials, to assist the Board in its deliberations, and to liase with the Adviser. The Committee reviewed the materials; discussed the materials during telephonic and in person meetings with representatives of the Adviser; and requested and received supplemental information and analysis from the Adviser. Following the Committee’s review, the Adviser distributed revised and supplemental materials in final form to the full Board. The Board also received and considered a memorandum regarding the Board’s responsibilities in connection with renewal of the Advisory Agreement prepared by the legal counsel to the Independent Directors (“Independent Counsel”). Independent Counsel assisted the Independent Directors throughout the preparation, review and approval process.

At the June Meeting, the Board considered and discussed the materials and additional information presented by the Adviser. During the presentation, the Adviser expanded on those materials and responded to specific questions from the Board. Following the presentation, the Independent Directors met in executive session with Independent Counsel to further review and discuss the information presented during the meeting.

In its consideration of the continuance of the Advisory Agreement with respect to each Portfolio, the Board considered various factors discussed below. The following discussion is not intended to be all-inclusive, as the Board reviewed a variety of factors and considered a significant amount of information. The Board’s approval determinations were made on the basis of each director’s business judgment after consideration of all the information presented. Individual directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Services

The Board evaluated such information as it deemed necessary to assess the nature, extent and quality of investment advisory services provided to the Portfolios by the Adviser. The Board also considered the nature, extent and quality of certain non-advisory services provided to the Portfolios by the Adviser, including administrative, distribution, shareholder servicing, trading and the resources devoted to, and the record of compliance with, each Portfolio’s compliance policies and procedures. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Adviser concerning the management of each Portfolio’s affairs and the Adviser’s role in coordinating providers of other services to the Portfolios. The Board’s evaluation of the services provided by the Adviser took into account the Board’s historical knowledge and familiarity with the scope and quality of the Adviser’s investment management and other capabilities and the quality of its administrative and other services.

70

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services (continued)

The Adviser presented and discussed with the Board the qualifications, backgrounds and responsibilities of the Adviser’s management team and information regarding the portfolio managers for each Portfolio. The Board evaluated the ability of the Adviser to attract and retain qualified investment advisory and non-advisory personnel and engaged in a discussion with the Adviser regarding its recruitment, retention and professional development programs and strategies.

The Board also considered the adequacy of the financial and operational resources committed to each Portfolio by the Adviser, and how well the Adviser utilizes those resources to meet the Portfolio’s investment needs; to implement asset growth strategies; and to satisfy compliance requirements. The Board recognized that the Adviser reports to the Board regularly and that at each regular meeting the Board receives a detailed report on each Portfolio’s performance, asset levels and asset flows. It was also noted that the Adviser had approximately $13.8 billion in assets under management as of March 31, 2011, and that it was an affiliate of Affiliated Managers Group, an established global asset management company.

The Board considered annual and periodic reports of the Chief Compliance Officer of the Fund (the “CCO”) with respect to the effectiveness and adequacy of the Adviser’s compliance program and the compliance programs of the Fund’s other service providers. The Board noted the CCO’s determination that the Adviser’s and the other service providers’ compliance programs are reasonably designed to prevent violations of the federal securities laws.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services historically provided and to be provided to each Portfolio under the Advisory Agreement.

Performance of the Adviser

For each Portfolio, the Board considered, among other things, the historical performance year to date as of March 31, 2011 and for the one-year, three-year, five-year and ten-year periods (or shorter for newer Portfolios) included in the Strategic Insight Report, including comparisons against each Portfolio’s Morningstar Category and benchmark indices. In reviewing each Portfolio’s performance information, the Board took into consideration the recent extraordinary market volatility, the effects of these events on each Portfolio’s performance, as well as the market conditions in which the Adviser’s investment strategies may underperform. The Board’s specific considerations with respect to each Portfolio’s performance are discussed under “Portfolio Specific Considerations” below.

In addition, the Board reviewed the Investment Adviser’s investment philosophy and its influence on the management of the Portfolios. The Board noted the Adviser’s bottom-up, business-focused approach based on a study of individual companies and the competitive dynamics of the global industries in which those companies participate. In evaluating the investment performance of the Portfolios, the Board acknowledged that the relatively longer holding periods associated with the Adviser’s investment style may result in underperformance during periods of short term volatility, but often produces outperformance over longer time periods.

Based on these considerations, the Board concluded that each Portfolio’s performance was reasonable.

Costs of the Services and Profitability of the Adviser

The Board considered information regarding the Adviser’s costs to provide investment management services to the Portfolios and the profitability to the Adviser from managing the Portfolios. In evaluating the Adviser’s profitability, the Board considered the Adviser’s profitability analysis for calendar years 2009 and 2010; each Portfolio’s expense ratio; and the Adviser’s contractual fee waivers and expense reimbursements with respect to each Portfolio. The Board considered profitability on a Portfolio-by-Portfolio basis, focusing on the Adviser’s profit without taking into account those costs borne by the Adviser with respect to its efforts to expand the Portfolios’ shareholder base. The Board noted that the Adviser did not earn a profit on the Frontier Emerging Markets Portfolio and International Small Companies Portfolio; rather, the Adviser subsidized those Portfolios through fee waivers. The Board took note of the Adviser’s expectation that it would incur additional costs relating to current and planned increases in personnel and office space, and investment in new information systems intended to assure the continued delivery of high-quality services to its clients, including the Portfolios. The Board noted that future profitability to the Adviser would depend on the growth of assets under management.

71

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Costs of the Services and Profitability of the Adviser (continued)

Based upon these considerations, the Board concluded that the profits historically realized by the Adviser and anticipated to be realized from its continued relationship with the Portfolios would not be excessive in light of the nature, extent and quality of the services provided to the Portfolios.

Comparison of Fees and Services Provided by the Adviser

The Board considered the contractual advisory fees that are payable by the Portfolios to the Adviser. The Board also reviewed and considered actual investment advisory fees realized by the Adviser taking into account the fee waiver and/or expense reimbursement arrangements for each Portfolio. In addition, the Board considered the Strategic Insight Report, which included information comparing each Portfolio’s management fee and overall expenses with those of funds in a group of peer funds selected by Strategic Insight (the “Expense Group”).

The Board noted that, in general, the operating expenses of each Portfolio, with the exception of Frontier Emerging Markets and International Small Companies Portfolio, were below the median of their respective Expense Groups and Morningstar Category-derived universe (the “Expense Universe”). The Board also noted that each Portfolio’s total expense ratio, after waiver of advisory fees and reimbursement of expenses, was at or below its respective Expense Group median calculated by Strategic Insight, and each Portfolio’s advisory fees after waivers was within the range of those of the funds in its peer group, as calculated by Strategic Insight. A discussion of the Board’s considerations with respect to each Portfolio’s fees is set forth below under “Portfolio Specific Considerations”.

At the Board’s request, the Adviser also provided information on the fees charged and services provided to the Portfolios compared with private accounts with similar investment strategies managed by the Adviser. The Board took note of the fact that no current shareholder could achieve a lower net advisory fee if it opened a separate account with the Adviser. The Board noted that the Adviser’s private account clients require fewer services from the Adviser. The Board acknowledged that unlike the Portfolios, private account clients do not require the Adviser to participate in internal corporate governance matters, deliver services to potential end-clients, supervise third-party vendors, or devote its own resources toward expanding the shareholder base, nor do they require the same degree of compliance monitoring due to their differing regulatory framework. Further, the Board noted that the Adviser incurs no out-of-pocket expenses or business risk in connection with services provided to the private accounts, unlike the Portfolios. The Board additionally noted that some institutional investors investing in the Portfolios as a result of RFP processes, that are familiar with the competitive marketplace, have indicated that they perceive the advisory fees charged by the Adviser to be reasonable.

Based on these considerations, the Board concluded that each Portfolio’s expense ratio is reasonable.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolios’ assets grow; whether there is potential for realization of any further economies of scale for the Portfolios; and considered whether economies of scale were being passed along to the shareholders. The Board noted that to the extent a Portfolio’s assets have increased over time, it has realized economies of scale as certain expenses become a smaller percentage of overall assets. The Board also took into account that the Advisory Agreement provides for a flat fee that could impact realization of economies of scale. In this regard, the Board noted that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders.

The Board considered that other aspects of the Portfolios’ investment strategies may limit the realization of economies of scale, including a particular strategy’s universe of issuers, applicable trading volumes or markets, or the Adviser’s selection criteria. The Board also took note of the Adviser’s plans for marketing and distributing the various Portfolios and to pay for the associated expenses out of its own profits, through revenue sharing payments.

Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale currently are and will be shared for the benefit of the Portfolio’s shareholders.

72

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Other Benefits

The Board considered other benefits derived or to be derived by the Adviser from the relationship with the Portfolios. In this regard, the Board considered the Adviser may benefit from its relationship with the Portfolios in the following ways: (i) separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute; (ii) the Adviser may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser’s name; and (iii) the Adviser’s ability to market to shareholders other financial products offered by the Adviser may be enhanced. The Board also considered that the Adviser benefits from the receipt of research services obtained through “soft dollars” in connection with Portfolio brokerage transactions. The Board also considered the extent to which the Adviser and its other clients, as well as the Portfolios, benefitted from receipt of these research products and services. In light of the costs of providing investment management, administrative and other services to the Portfolios and the Adviser’s ongoing commitment to the Portfolios, the profits and other ancillary benefits that the Adviser may receive were considered reasonable.

Portfolio Specific Considerations

(Note: The following discussion reflects the considerations undertaken by the Board at its June Meeting, and should be read in conjunction with the updated information provided below, under “Approval of Amendments to Advisory Agreement.”)

In considering whether to approve the renewal of the Advisory Agreement for each Portfolio, the Board considered the following data included in the Strategic Insight Report.

Global Equity Portfolio

Portfolio Performance. The Global Equity Portfolio outperformed its MSCI All-Country World Index benchmark and Morningstar Category for the three-year, five-year and ten-year periods.

Management Fees and Expense Ratio. In considering the fees payable under the Advisory Agreement by the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net management fee and net operating expense are below median for both the Expense Group and Expense Universe.

International Equity Portfolio

Portfolio Performance. The International Equity Portfolio outperformed its MSCI All-Country World ex-US benchmark and Morningstar Category for the one-year, three-year and five-year periods.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net advisory fee and net operating expense are below median for both the Expense Group and Expense Universe.

Emerging Markets Portfolio

Portfolio Performance. The Emerging Markets Portfolio has underperformed its MSCI Emerging Markets benchmark for the one-year, three-year, five-year and ten-year periods. Similarly, the Emerging Markets Portfolio underperformed versus its Morningstar Category during each of the one-year, three-year and five-year periods. The Adviser presented the Board with detailed information regarding factors contributing to the underperformance and steps taken to address challenges.

73

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Emerging Markets Portfolio (continued)

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is above the median for the Expense Group and the Expense Universe, and that the net operating expenses for the Portfolio are below the Expense Group and Expense Universe.

Institutional Emerging Markets Portfolio

Portfolio Performance. The Adviser advised the Board that the Institutional Emerging Markets Portfolio is managed to the same model as the Emerging Markets Portfolio and therefore its performance has tracked closely that of the Emerging Markets Portfolio.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net advisory fee is above the median for the Expense Group and Expense Universe, and that the net operating expenses are below the median for the Expense Group and Expense Universe.

Frontier Emerging Markets Portfolio

Portfolio Performance. The Frontier Emerging Markets Portfolio outperformed its MSCI Frontier Markets benchmark year-to-date and for the one-year period. The Board noted that the Portfolio does not yet have a three-year performance record. The Board further noted the Adviser’s statement that the Portfolio does not have a relevant peer group for performance comparison purposes because there is currently no Morningstar category of funds that invest primarily in frontier markets or the smallest emerging markets. The Board therefore took into account that the Strategic Insight report was of very limited utility for evaluating performance.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is above median for the Expense Group and Expense Universe, and that net operating expenses are also above the median for the Expense Group and Expense Universe. The Board noted that the above median ranking for net operating expenses was due to the Portfolio’s small asset size and the substantial additional expenses associated with this type of specialty offering that are not common to emerging market funds generally.

International Small Companies Portfolio

Portfolio Performance. The International Small Companies Portfolio outperformed its MSCI All-Country World ex-US Small Cap Index benchmark and its Morningstar Category for the year-to-date and in the one-year and three-year periods.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is negative (and therefore below the median for the Expense Group and the Expense Universe), and that net operating expenses are above the median ranking for the Expense Group and the Expense Universe.

74

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Conclusion

Following extensive discussion, both in general session and in executive session of the Independent Directors meeting alone with Independent Counsel, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the Advisory Agreement. The Board, including a majority of the Independent Directors, concluded with respect to each Portfolio that the fees to be paid by the Portfolio were reasonable in light of the nature, extent and quality of the services to be provided by the Adviser to each Portfolio, the Adviser’s costs, and each Portfolio’s current and reasonably foreseeable asset levels.

In light of all the foregoing, the Board, and separately, a majority of the Independent Directors, approved the continuance of the Advisory Agreement for each Portfolio. The Board’s decision was based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each director not necessarily attributing the same weight to each factor.

Approval of Amendments to Advisory Agreement

At an in-person meeting of the Board of the Fund held on September 16, 2011, the Board, including a majority of the Independent Directors, considered and approved amendments to the Advisory Agreement between the Fund on behalf of the Portfolios and the Adviser that would (i) reduce each Portfolio’s contractual advisory fee by 0.02% of average daily net assets on assets above $1 billion, (ii) reduce the contractual advisory fee of the Emerging Markets Portfolio and the Institutional Emerging Markets Portfolio by 0.08% of average daily net assets; and (iii) reduce the contractual advisory fee of the Global Equity Portfolio by 0.05% of average daily net assets.

In considering the amendments to the Advisory Agreement, the Board reviewed the materials furnished by the Adviser for the June Meeting, as well as additional material regarding the impact of the proposed amendments on the total expense ratio of each Portfolio and each Portfolio’s current total expense ratio relative to its peer group and category universe (both as determined by Strategic Insight). In approving the amendments to the Advisory Agreement, the Board determined that there would be no impact to the nature, quality or extent of the services provided to the Portfolios, and that the proposed amendments would benefit the shareholders of the Portfolios.

75

Harding, Loevner Funds, Inc.

Privacy Notice

(unaudited)

HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

•

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

•	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

76

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 70	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002 – present); Hewitt Associates, LLC (part time) (provider of retirement and investment education seminars) (2000 – 2009)	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 Portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios); Director, Mutual Fund Directors Forum , Inc.; Director, Sarasota Memorial Healthcare Foundation, Inc.

R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999 –present.	6	Morristown Memorial Hospital; The Peck School

Charles Freeman c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 47	Director	Indefinite; Director since 2008	PepsiCo, Vice President, Global Public Policy and Government Relations, 2011-present; Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – 2011; China Alliance (legal and government relations group), Managing Director, 2005 – 2007.	6	None

77

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Disinterested Directors (continued):

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Jane A. Freeman c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 58	Director	Indefinite; Director since 1996; Lead Independent Director since 2008; Member of the Audit Committee since 2010	Consultant, 2008-present; Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 1999 –2008	6	Russell Exchange Trades Funds Trust, Chair, Audit Committee, 2011- present; Taproot Foundation (Non-Profit), Director, 2010-present

Samuel R. Karetsky c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 66	Director	Indefinite; Director since 1998; Member of the Audit Committee since 1998	The Karetsky Group LLC (Advisory Firm), Managing Member, 2003 -present; Wetherby Asset Management, Wealth Manager, 2004 – present.	6	None

Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)

78

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner** Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 57	Director, President and Chairman of the Board of Directors	Indefinite; Director, President and Chairman of the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 –present; Parks Tenn Corp. (real estate), President, 2001 - present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)

Jennifer M. Borggaard** Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 42	Director	Indefinite; Director Since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007.	6	Beautel, Goodman & Company LTD; Genesis Asset Managers, LLP- Member of the Governing Board; Montrusco Bolton Investments Inc.; Arrow Bidco Ltd.

* Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**David R. Loevner is considered an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of Harding Loevner LP, the Fund’s investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

The Funds’ Statement of Additional Information contains additional information about the Directors and is available upon request and without charge by calling 1-877-435-8105.

79

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served¿	Principal Occupation During Past Five Years
Richard Reiter Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 45	Vice President	1 year; since 2007	Harding Loevner LP, Chief Operating Officer, 1996 –present.

Susan Mosher Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 56	Chief Compliance Officer of the Funds	1 year; since 2010	Foreside Compliance Services, LLC, Head of Compliance Services, 2009 – present; Coast Asset Management, LLC, Chief Compliance Officer, 2007 – 2009; Harding, Loevner Funds, Inc., Anti-Money Laundering Officer, 2005 – 2007; Harding, Loevner Funds, Inc., Chief Compliance Officer, 2004 – 2007; Investors Bank & Trust Company, Senior Director and Chief Counsel/Director, 1995 – 2007.

Charles S. Todd Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 40	Chief Financial Officer and Treasurer	1 year; since 2010	Foreside Management Services, LLC, Director/Treasurer and Principal Financial Officer, 2008 – Present; JPMorgan Investor Services Co., Vice President within the Fund Administration Department, formerly serving as Assistant Vice President, 2000 – 2008.

Patrick Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 47	Anti-Money Laundering Compliance Officer	1 year; since 2010	Foreside Compliance Services, LLC, Director, 2008 – present; Citi Fund Services Ohio, Inc., Vice President, 2005 – 2008.

Thomas A. Dula The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 37	Assistant Treasurer	1 year; since 2010	The Northern Trust Company, Vice President and Client Service Delivery Manager, 2010 – present, Relationship Manager, 2009 – 2010, and Institutional Trust Account Administrator, 2004 - 2009.

Owen T. Meacham The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 40	Secretary	1 year; since 2010	The Northern Trust Company, Vice President and Senior Regulatory Administration Attorney, 2007 - present; ABN AMRO Asset Management, Product Strategy and Development Manager, 2005 –2007.

Puran Dulani Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Assistant Treasurer	1 year; since 2010	Harding Loevner LP, Chief of Operations and Accounting, 2002 – present.

80

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund (continued)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Lori M. Renzulli Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 45	Assistant Secretary	1 year; since 2008	Harding Loevner LP, Vice President, Chief Counsel, Secretary and Chief Compliance Officer, 2011 – present; Chief Counsel, Secretary and Chief Compliance Officer, 2006 - 2010; MetLife, Director, Corporate Ethics and Compliance, 2006 .

¿Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

81

Harding, Loevner Funds, Inc.

Officers and Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Lori Renzulli

Assistant Secretary of the Funds

82

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

83

Harding, Loevner Funds, Inc.

Investment Advisor

Harding Loevner LP
400 Crossing Blvd, Fourth Floor
Bridgewater, NJ 08807

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Independent Registered Accounting Firm

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Fundamental. Thinking. Worldwide.

(877) 435-8105
www.HardingLoevnerFunds.com

HARDING · LOEVNER®

Annual Report

October 31, 2011

Individual Investors

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2011 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2011 and held for the entire six month period from May 1, 2011 to October 31, 2011 for the Global Equity Portfolio—Advisor Class, International Equity Portfolio—Investor Class, International Small Companies Portfolio—Investor Class, Emerging Markets Portfolio—Advisor Class, and Frontier Emerging Markets Portfolio—Investor Class.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2011 to October 31, 2011)
Global Equity Portfolio—Advisor Class
Actual	$1,000.00	$895.70	1.22%	$5.83
Hypothetical (5% annual return before expenses)	1,000.00	1,019.06	1.22%	6.21
International Equity Portfolio—Investor Class
Actual	1,000.00	856.90	1.25%	5.85
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36
International Small Companies Portfolio—Investor Class
Actual	1,000.00	833.50	1.75%	8.09
Hypothetical (5% annual return before expenses)	1,000.00	1,016.38	1.75%	8.89
Emerging Markets Portfolio—Advisor Class
Actual	1,000.00	854.50	1.52%	7.11
Hypothetical (5% annual return before expenses)	1,000.00	1,017.54	1.52%	7.73
Frontier Emerging Markets Portfolio—Investor Class
Actual	1,000.00	843.00	2.25%	10.45
Hypothetical (5% annual return before expenses)	1,000.00	1,013.86	2.25%	11.42

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Advisor Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Global Equity Portfolio - Advisor Class And The Lipper Global Fund Index

And The MSCI All Country World Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio— Advisor Class (Inception date 12/01/96)	0.18%	15.32%	90.70%	2.89%	6.67%
MSCI All Country World Index (Net Dividends)	0.42%	-1.54%	67.58%	-0.31%	5.30%
Lipper Global Fund Index	-2.46%	-2.82%	62.08%	-0.57%	4.95%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio (Advisor Class) - Overview

(unaudited)

October 31, 2011

The Global Equity Portfolio (Advisor Class) gained 0.18% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI All Country World Index (the Index), rose 0.42%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of global companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The Global Equity Portfolio performance differed little from the Index in the fiscal year. Viewed through the lens of sector breakdowns, the Portfolio benefited from its relatively small weighting in Financials, as well as from large weightings in Consumer Staples and Information Technology. The Portfolio’s small holdings exposure to the top-performing Energy sector hurt relative performance.

The stocks we owned within Financials fell more heavily than those of the Index, dragged down by banks with emerging markets businesses, especially Turkey’s GarantiBank, India’s ICICI Bank, and Erste Bank, the Austrian (eurozone) bank with large Central European subsidiaries, whose large Swiss franc lending book was a focus of both investor and political attention. Holdings within Information Technology added significantly to relative performance, especially Apple, Teradata, and EMC, but that was offset by poor stock selection within Consumer Discretionary, particularly Li & Fung and Staples, both from the retailing industry group.

From a geographic perspective, the Portfolio was aided by our underweight in the eurozone. Also, the holdings we did own performed better than the regional sub-Index, in part due to a near-absence of financial companies amongst the holdings. We also benefited once again from good stock selection in Japan (M3, Unicharm), as well as from our modest holdings in Emerging Markets. Our large weight in the US was helpful as well, but it was offset by lagging stocks within the US, particularly our Financials (JPMorganChase, Greenhill—since sold) along with showings from Industrials (Emerson Electric) and retailing (Staples).

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 45 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	1.0%
Agriculture	1.2
Apparel	2.3
Banks	12.1
Beverages	0.9
Chemicals	9.2
Commercial Services	0.7
Computers	8.3
Cosmetics/Personal Care	6.6
Distribution/Wholesale	2.4
Electrical Components & Equipment	2.5
Electronics	1.7
Food	4.4
Healthcare - Products	3.8
Holding Companies - Diversified	0.9
Internet	7.7
Machinery - Diversified	2.7
Miscellaneous Manufacturing	1.0
Mutual Funds	4.3
Oil & Gas	2.5
Oil & Gas Services	2.4
Pharmaceuticals	3.2
Retail	7.9
Software	7.0
Telecommunications	3.2

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 95.6%

Australia - 1.3%
Cochlear Ltd. (Healthcare - Products)(1)	43,678	$2,667,991

Austria - 0.1%
Erste Group Bank AG (Banks)(1)	12,740	271,442

China - 2.3%
Anta Sports Products Ltd. (Retail)(1)	1,453,000	1,300,972
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)(1)	576,241	1,779,772
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)(1)	1,570,000	1,618,635

		4,699,379

France - 4.5%
Air Liquide SA (Chemicals)(1)	26,237	3,388,686
Dassault Systemes SA (Software)(1)	44,250	3,723,650
L’Oreal SA (Cosmetics/Personal Care)(1)	18,610	2,049,524

		9,161,860

Germany - 0.5%
Qiagen NV (Healthcare - Products)(1)*	80,278	1,115,945

Hong Kong - 2.4%
Li & Fung Ltd. (Distribution/Wholesale)(1)	2,565,600	4,952,611

India - 2.7%
ICICI Bank Ltd. - Sponsored ADR (Banks)	148,600	5,521,976

Indonesia - 1.2%
Bank Central Asia Tbk PT (Banks)(1)	2,786,400	2,519,242

Japan - 9.4%
ABC-Mart Inc. (Retail)(1)	53,800	2,108,353
FANUC Corp. (Machinery - Diversified)(1)	34,500	5,570,914
Keyence Corp. (Electronics)(1)	13,960	3,550,752
M3 Inc. (Internet)(1)	510	2,307,177
Unicharm Corp. (Cosmetics/Personal Care)(1)	127,600	5,731,433

		19,268,629

Luxembourg - 1.1%
Millicom International Cellular SA - SDR (Telecommunications)(1)	21,000	2,305,427

Mexico - 1.9%
America Movil SAB de CV, Class L - ADR (Telecommunications)	73,800	1,875,996
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	1,943,235

		3,819,231

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	192,400	$2,229,366

Singapore - 2.4%
Olam International Ltd. (Food)(1)	2,437,000	4,872,460

South Africa - 1.0%
Sasol Ltd. (Chemicals)(1)	45,230	2,042,829

Spain - 1.2%
Inditex SA (Retail)(1)	26,500	2,398,848

Switzerland - 6.5%
Nestle SA - Sponsored ADR, Reg S (Food)	71,055	4,104,137
Novartis AG, Reg S (Pharmaceuticals)(1)	77,620	4,384,979
Sonova Holding AG, Reg S (Healthcare - Products)(1)*	22,880	2,412,237
Swatch Group AG, Bearer (Retail)(1)	5,830	2,444,593

		13,345,946

Turkey - 0.1%
Turkiye Garanti Bankasi AS - ADR (Banks)	90,300	319,662

United Kingdom - 5.7%
RPS Group plc (Commercial Services)(1)	512,126	1,479,826
Standard Chartered plc (Banks)(1)	349,700	8,146,599
WPP plc (Advertising)(1)	197,370	2,045,524

		11,671,949

United States - 50.2%
3M Co. (Miscellaneous Manufacturing)	26,870	2,123,267
Abbott Laboratories (Pharmaceuticals)	38,980	2,099,853
Amazon.com Inc. (Internet)*	8,900	1,900,239
Apple Inc. (Computers)*	15,000	6,071,700
Bunge Ltd. (Agriculture)	40,670	2,512,186
Cisco Systems Inc. (Telecommunications)	130,215	2,412,884
Citrix Systems Inc. (Software)*	60,260	4,388,736
Coach Inc. (Apparel)	71,100	4,626,477
Cognizant Technology Solutions Corp., Class A (Computers)*	29,500	2,146,125
Colgate-Palmolive Co. (Cosmetics/Personal Care)	38,550	3,483,764
eBay Inc. (Internet)*	171,700	5,465,211
EMC Corp. (Computers)*	218,350	5,351,758
Emerson Electric Co. (Electrical Components & Equipment)	106,070	5,104,088
Exxon Mobil Corp. (Oil & Gas)	37,790	2,951,021
F5 Networks Inc. (Internet)*	24,500	2,546,775
Google Inc., Class A (Internet)*	6,147	3,642,958
Informatica Corp. (Software)*	48,100	2,188,550
JPMorgan Chase & Co. (Banks)	11,400	396,264

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

United States - 50.2% - (continued)
Lululemon Athletica Inc. (Retail)*	38,200	$2,157,536
McDonald’s Corp. (Retail)	58,600	5,441,010
Monsanto Co. (Chemicals)	85,100	6,191,025
Oracle Corp. (Software)	124,410	4,076,916
Praxair Inc. (Chemicals)	27,220	2,767,457
Procter & Gamble Co. (Cosmetics/Personal Care)	34,300	2,194,857
Schlumberger Ltd. (Oil & Gas Services)	65,690	4,826,244
Sigma-Aldrich Corp. (Chemicals)	67,600	4,426,448
Staples Inc. (Retail)	29,200	436,832
SVB Financial Group (Banks)*	4,700	215,918
Teradata Corp. (Computers)*	58,900	3,513,974
Wells Fargo & Co. (Banks)	289,660	7,505,091

		103,165,164

Total Common Stocks (Cost $170,685,545)		196,349,957

Cash Equivalent - 4.3%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	8,856,325	8,856,325

Total Cash Equivalent (Cost $8,856,325)		8,856,325

Total Investments — 99.9% (Cost $ 179,541,870)		$205,206,282

Summary of Abbreviations

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$199,726
Foreign currency (cost $33,206)	33,560
Receivable for Fund shares sold	138,889
Tax reclaim receivable	91,027
Prepaid expenses	30,222
Payable to Investment Advisor	(164,886)
Payable for Fund shares redeemed	(12,249)
Other liabilities	(94,026)

222,263

Net Assets - 100%
Institutional Class
Applicable to 6,291,759 outstanding $.001 par value shares (authorized 200,000,000 shares)	$147,108,283

Net Asset Value, Offering Price and Redemption Price Per Share	$23.38

Advisor Class
Applicable to 2,496,377 outstanding $.001 par value shares (authorized 200,000,000 shares)	$58,320,262

Net Asset Value, Offering Price and Redemption Price Per Share	$23.36

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$179,043,463
Accumulated undistributed net investment income	738,434
Accumulated net realized loss from investment transactions	(23,788)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	25,670,436

$205,428,545

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio (Investor Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Equity Portfolio - Investor Class And The Lipper International Fund Index

And The MSCI All Country World ex-US Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Portfolio— Investor Class (Inception date 09/30/05)	-3.02%	12.00%	34.34%	2.29%	4.97%
MSCI All Country World ex-US (Net dividends)	-4.66%	-1.81%	21.85%	-0.36%	3.30%
Lipper International Fund Index	-6.42%	-6.80%	14.98%	-1.40%	2.32%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio (Investor Class) - Overview

(unaudited)

October 31, 2011

The International Equity Portfolio (Investor Class) fell 3.02% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI All Country World ex-US Index (the Index), fell 4.66%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

The International Equity Portfolio outperformed the Index in the fiscal year due to both good stock selection and favorable sector allocations. Viewed through the lens of sector breakdowns, the Portfolio benefited from its large holdings of Consumer Staples and Health Care companies, whose sectors actually rose through the year. The Portfolio also benefited from its underweight in Financials and zero holdings in Utilities, the two worst performing sectors.

The stocks we owned within Financials fell more heavily than those of the Index, dragged down by banks with emerging market businesses, especially Turkey’s GarantiBank, India’s ICICI Bank, and Erste Bank, the Austrian (eurozone) bank with large Central European subsidiaries, whose large Swiss franc lending book was a focus of both investor and political attention. Holdings within Information Technology added to relative performance, especially ARM Holdings within semiconductors, Dassault Systemes within software, and Keyence and Hoya within tech hardware & equipment. We also enjoyed good stock selection within Industrials, particularly from Atlas Copco and Fanuc within capital goods. Energy holdings lagged, especially EnCana and Petrobras.

From a geographic perspective, the Portfolio garnered little benefit overall from regional allocation, but did benefit from good stocks relative to the regional sub-indices in Europe, both within and outside the eurozone. In particular, our holdings in both France and Germany bettered their respective country indices. This was partly due to light holdings of Financials in those countries, in preference for multinational industrial companies. The Portfolio also benefited from good stock selection in Japan, notably from M3 in Health Care and Unicharm in Consumer Staples.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 44 developed and emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	2.0%
Agriculture	1.1
Auto Parts & Equipment	2.0
Banks	9.9
Biotechnology	1.1
Chemicals	5.3
Cosmetics/Personal Care	4.4
Distribution/Wholesale	3.1
Electrical Components & Equipment	2.2
Electronics	2.9
Engineering & Construction	1.2
Food	5.9
Healthcare - Products	7.0
Holding Companies - Diversified	2.3
Home Furnishings	2.4
Insurance	3.2
Internet	1.1
Leisure Time	0.9
Machinery - Construction & Mining	1.6
Machinery - Diversified	3.1
Media	1.1
Metal Fabrication/Hardware	1.0
Mutual Funds	2.1
Oil & Gas	7.3
Oil & Gas Services	2.9
Pharmaceuticals	3.6
Retail	3.4
Semiconductors	4.4
Software	5.6
Telecommunications	4.0
Transportation	1.8

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 93.5%

Australia - 2.5%
Cochlear Ltd. (Healthcare - Products)(1)	282,211	$17,238,341
CSL Ltd. (Biotechnology)(1)	431,400	12,917,753

		30,156,094

Austria - 0.9%
Erste Group Bank AG (Banks)(1)	519,020	11,058,378

Brazil - 0.1%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,188,116

Canada - 4.4%
Canadian National Railway Co. (Transportation)	274,300	21,510,606
Encana Corp. (Oil & Gas)	582,882	12,648,539
Imperial Oil Ltd. (Oil & Gas)	460,290	18,973,154

		53,132,299

China - 0.9%
China Resources Enterprise Ltd. (Holding Companies - Diversified)(1)	3,150,000	11,455,919

Finland - 1.0%
Nokian Renkaat OYJ (Auto Parts & Equipment)(1)	342,700	12,537,309

France - 13.0%
Air Liquide SA (Chemicals)(1)	312,882	40,410,826
Dassault Systemes SA (Software)(1)	573,700	48,277,024
L’Oreal SA (Cosmetics/Personal Care)(1)	231,470	25,491,848
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)(1)	97,580	16,171,735
Schneider Electric SA (Electrical Components & Equipment)(1)	449,400	26,030,500

		156,381,933

Germany - 7.7%
Allianz SE, Reg S (Insurance)(1)	252,500	28,207,642
Fresenius SE & Co. KGaA (Healthcare - Products)(1)	339,168	33,337,174
Qiagen NV (Healthcare - Products)(1)*	847,070	11,775,130
SAP AG - Sponsored ADR (Software)	324,800	19,604,928

		92,924,874

Hong Kong - 4.0%
Li & Fung Ltd. (Distribution/Wholesale)(1)	19,208,400	37,079,718
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)(1)	18,144,000	11,134,524

		48,214,242

India - 1.3%
ICICI Bank Ltd. - Sponsored ADR (Banks)	418,900	15,566,324

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Japan - 12.8%
FANUC Corp. (Machinery - Diversified)(1)	229,700	$37,090,986
Hoya Corp. (Electronics)(1)	893,100	19,592,172
JGC Corp. (Engineering & Construction)(1)	534,000	14,992,746
Jupiter Telecommunications Co., Ltd. (Media)(1)	14,005	13,684,597
Keyence Corp. (Electronics)(1)	59,865	15,226,773
M3 Inc. (Internet)(1)	2,966	13,417,817
MISUMI Group Inc. (Metal Fabrication/Hardware)(1)	607,900	12,685,269
Unicharm Corp. (Cosmetics/Personal Care)(1)	611,500	27,466,860

		154,157,220

Mexico - 4.0%
America Movil SAB de CV, Series L - ADR (Telecommunications)	978,800	24,881,096
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	910,640	23,403,448

		48,284,544

Poland - 0.7%
Bank Pekao SA - GDR, Reg S (Banks)(1)#	175,660	8,173,706

Russia - 0.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	936,640	10,852,982

Singapore - 0.8%
DBS Group Holdings Ltd. (Banks)(1)	1,044,083	10,185,423

South Africa - 2.7%
MTN Group Ltd. (Telecommunications)(1)	1,361,000	23,588,542
Sasol Ltd. (Chemicals)(1)	197,641	8,926,524

		32,515,066

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR (Home Furnishings)(1)	23,420	10,036,953

Sweden - 1.6%
Atlas Copco AB, Class A (Machinery - Construction & Mining)(1)	888,800	19,325,808

Switzerland - 11.7%
Lonza Group AG, Reg S (Chemicals)(1)*	226,400	15,020,791
Nestle SA - Sponsored ADR, Reg S (Food)	746,750	43,132,280
Novartis AG - ADR (Pharmaceuticals)	258,060	14,572,648
Roche Holding AG, Genusschein (Pharmaceuticals)(1)	173,950	28,598,187
Sonova Holding AG, Reg S (Healthcare - Products)(1)*	207,900	21,918,884
Swatch Group AG, Bearer (Retail)(1)	41,780	17,518,890

		140,761,680

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)(1)	5,868,125	14,311,328

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Turkey - 1.8%
Turkiye Garanti Bankasi AS - ADR (Banks)	6,130,800	$21,703,032

United Kingdom - 13.8%
Admiral Group plc (Insurance)(1)	570,200	10,748,853
ARM Holdings plc (Semiconductors)(1)	4,190,300	39,252,524
BG Group plc (Oil & Gas)(1)	1,266,880	27,454,070
Standard Chartered plc (Banks)(1)	1,564,010	36,435,124
Tesco plc (Food)(1)	2,118,180	13,651,338
Unilever plc (Food)(1)	418,525	13,970,577
WPP plc (Advertising)(1)	2,381,720	24,683,917

		166,196,403

United States - 4.9%
Bunge Ltd. (Agriculture)	208,780	12,896,341
Carnival Corp. (Leisure Time)	307,500	10,827,075
Schlumberger Ltd. (Oil & Gas Services)	477,100	35,052,537

		58,775,953

Total Common Stocks (Cost $1,053,681,352)		1,127,895,586

Preferred Stocks - 4.3%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	843,900	16,135,368
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	680,500	17,209,845

		33,345,213

South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Home Furnishings)(1)	66,700	18,527,402

Total Preferred Stocks (Cost $55,544,656)		51,872,615

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Cash Equivalent - 2.1%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	25,601,191	$25,601,191

Total Cash Equivalent (Cost $25,601,191)		25,601,191

Total Investments — 99.9% (Cost $ 1,134,827,199)		$1,205,369,392

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$1,257,257
Foreign currency (cost $47,589)	47,464
Receivable for Fund shares sold	1,434,915
Tax reclaim receivable	737,216
Prepaid expenses	42,254
Other assets	150
Payable to Investment Advisor	(737,749)
Payable for Fund shares redeemed	(898,695)
Payable for distribution fees	(282,132)
Other liabilities	(337,751)

1,262,929

Net Assets - 100%
Institutional Class
Applicable to 68,908,202 outstanding $.001 par value shares (authorized 200,000,000 shares)	$969,138,638

Net Asset Value, Offering Price and Redemption Price Per Share	$14.06

Investor Class
Applicable to 16,955,903 outstanding $.001 par value shares (authorized 200,000,000 shares)	$237,493,683

Net Asset Value, Offering Price and Redemption Price Per Share	$14.01

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in-capital	$1,126,625,865
Accumulated undistributed net investment income	9,328,100
Accumulated net realized gain from investment transactions	140,244
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	70,538,112

$1,206,632,321

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio (Investor Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

International Small Companies Portfolio - Investor Class And The Lipper International Small Cap Fund Index

And The MSCI All Country World ex-US Small Cap Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
International Small Companies Portfolio— Investor Class (Inception date 03/26/07)	-2.67%	8.40%	1.77%
MSCI All Country World ex-US Small Cap Index	-5.60%	-7.06%	-1.58%
Lipper International Small Cap Fund Index	-4.61%	-12.67%	-2.90%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Small Companies Portfolio (Investor Class) - Overview

(unaudited)

October 31, 2011

The International Small Companies Portfolio (Investor Class) fell 2.67% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI All Country World ex-US Small Cap Index (the Index), fell 5.60%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of non-US smaller capitalization companies that exhibit the fundamental characteristics of sustainable growth, financial strength, management quality, and durable competitive advantage.

Our overweight position in Consumer Staples and Telecom Services—the year’s top-performing sectors—bolstered returns. Individual holdings in Industrials (Hamworthy, Paypoint), Health Care (Draegerwerk, Virbac) and Consumer Discretionary (Cheil Worldwide, Merida) outperformed their peers. Poor stocks were concentrated in Information Technology (Topsil, Samwha Capacitor). Denmark’s Topsil produces wafers for critical high voltage power components used in power generation, transportation, and medical equipment. The company suffered as a result of hiccups in the restructuring of its production processes, which temporarily depressed sales as customers were forced to wait for product.

By geography, stock selection was positive within the eurozone (Cembre, Drillisch), Pacific ex-Japan (Imdex), and the Emerging Markets. Malaysian convenience beverage company Super Group performed well on the back of better-than-expected quarterly results and a quite positive outlook from management. Good stock selection did not carry through to Japan, however. Our Japanese holdings Asahi Diamond and Lintec detracted, as did the Portfolio’s sizeable underweight relative to the strongly-performing Japanese market. The Portfolio’s significant exposure to the laggard eurozone also detracted slightly.

Australia’s Imdex was a standout performer within Pacific ex-Japan and the Portfolio overall. Imdex serves the mining and oil and gas industries and expanded both its geographic footprint and product offerings during the year, through acquisitions in Europe and Latin America. The company’s financial discipline and ability to improve margins—even while expanding—are impressive, in our view.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 44 developed and emerging markets countries, targeting companies’ market capitalization range of USD 170–4,200 million in terms of the company’s full market capitalization. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Advertising	1.8%
Agriculture	3.4
Auto Parts & Equipment	3.4
Banks	6.0
Beverages	1.2
Chemicals	6.0
Commercial Services	2.5
Computer Software & Processing	1.2
Cosmetics/Personal Care	2.8
Distribution/Wholesale	2.3
Diversified Financial Services	3.8
Electrical Components & Equipment	3.3
Electronics	3.6
Engineering & Construction	1.3
Environmental Control	0.6
Food	7.7
Gas	2.1
Hand/Machine Tools	2.3
Healthcare - Products	4.5
Healthcare - Services	3.4
Insurance	1.2
Leisure Time	1.9
Machinery - Diversified	2.9
Media	1.5
Miscellaneous Manufacturing	6.5
Mutual Funds	2.9
Oil & Gas Services	1.8
Packaging & Containers	1.2
Pharmaceuticals	3.8
Retail	1.1
Semiconductors	1.9
Shipbuilding	1.7
Telecommunications	4.1
Transportation	2.8
Trucking & Leasing	1.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 95.1%

Australia - 7.7%
Bank of Queensland Ltd. (Banks)(1)	67,680	$593,088
Bradken Ltd. (Miscellaneous Manufacturing)(1)	81,100	651,700
Imdex Ltd. (Oil & Gas Services)(1)	366,133	796,197
SAI Global Ltd. (Media)(1)	132,897	658,154
TPG Telecom Ltd. (Telecommunications)(1)	455,500	682,576

		3,381,715

Austria - 1.7%
BWT AG (Environmental Control)(1)	13,886	267,178
Semperit AG Holding (Miscellaneous Manufacturing)(1)	11,530	498,030

		765,208

Brazil - 1.3%
Fleury SA (Healthcare - Services)	46,200	582,596

Canada - 1.3%
Laurentian Bank of Canada (Banks)	12,600	581,222

China - 4.1%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)(1)	544,838	386,862
Vinda International Holdings Ltd. (Cosmetics/Personal Care)(1)	517,000	586,318
Wasion Group Holdings Ltd. (Electronics)(1)	1,000,000	369,030
Yip’s Chemical Holdings Ltd. (Chemicals)(1)	556,000	482,432

		1,824,642

Denmark - 1.5%
NKT Holding AS (Miscellaneous Manufacturing)(1)	9,350	355,204
Topsil Semiconductor Materials (Semiconductors)(1)*	3,790,000	321,977

		677,181

Finland - 2.0%
Vacon plc (Hand/Machine Tools)(1)	10,677	536,039
Vaisala oyj, Class A (Electronics)(1)	14,633	350,450

		886,489

France - 4.8%
Rubis (Gas)(1)	16,006	904,803
Touax SA (Transportation)(1)	16,000	527,874
Virbac SA (Pharmaceuticals)(1)	3,910	674,172

		2,106,849

Germany - 7.4%
Carl Zeiss Meditec AG (Healthcare - Products)(1)	33,270	634,580
Drillisch AG (Telecommunications)(1)	60,421	687,725
Gerresheimer AG (Packaging & Containers)(1)	12,020	531,325

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Germany - 7.4% - (continued)
KWS Saat AG (Agriculture)(1)	3,845	$784,294
Pfeiffer Vacuum Technology AG (Machinery - Diversified)(1)	6,090	614,984

		3,252,908

Hong Kong - 3.4%
Chong Hing Bank Ltd. (Banks)(1)	296,000	559,683
Pico Far East Holdings Ltd. (Commercial Services)(1)	2,290,000	405,292
Vitasoy International Holdings Ltd. (Beverages)(1)	738,000	518,060

		1,483,035

Indonesia - 3.4%
Bank Bukopin Tbk PT (Banks)(1)	12,272,166	925,357
Wijaya Karya PT (Engineering & Construction)(1)	9,635,500	560,502

		1,485,859

Ireland - 2.3%
FBD Holdings plc (Insurance)(1)#	59,066	527,067
Grafton Group PLC (Retail)(1)	128,000	503,407

		1,030,474

Italy - 4.8%
Cembre S.p.A (Electrical Components & Equipment)(1)	89,327	912,481
MARR S.p.A (Distribution/Wholesale)(1)	55,163	591,871
SOL S.p.A (Chemicals)(1)	97,541	610,032

		2,114,384

Japan - 9.7%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)(1)	32,900	483,149
BML Inc. (Healthcare - Services)(1)	15,800	383,111
C. Uyemura & Co., Ltd. (Chemicals)(1)	9,800	341,479
Lintec Corp. (Chemicals)(1)	24,300	512,253
Nakanishi Inc. (Healthcare - Products)(1)	5,900	553,999
Pigeon Corp. (Cosmetics/Personal Care)(1)	17,400	645,840
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)(1)	54,000	621,743
Stella Chemifa Corp. (Chemicals)(1)	12,000	348,312
Tsumura & Co. (Pharmaceuticals)(1)	13,200	372,006

		4,261,892

Malaysia - 4.3%
Coastal Contracts Berhad (Shipbuilding)(1)	1,162,666	728,076
Supermax Corp. Berhad (Miscellaneous Manufacturing)(1)	389,500	466,838
United Plantations Berhad (Agriculture)(1)	126,200	713,749

		1,908,663

Netherlands - 1.9%
Brunel International NV (Commercial Services)(1)	14,827	531,762

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Netherlands - 1.9% - (continued)
KAS Bank NV - CVA (Diversified Financial Services)(1)	25,838	$316,391

		848,153

New Zealand - 1.2%
Sanford Ltd. (Food)(1)	143,153	549,554

Singapore - 4.0%
Goodpack Ltd. (Trucking & Leasing)(1)	467,000	620,746
Super Group Ltd. (Food)(1)	635,000	751,397
Tat Hong Holdings Ltd. (Distribution/Wholesale)(1)	784,000	416,471

		1,788,614

South Korea - 3.4%
Cheil Worldwide Inc. (Advertising)(1)	49,140	807,169
Han Kuk Carbon Co., Ltd. (Chemicals)(1)	86,800	361,331
Samwha Capacitor Co., Ltd. (Electronics)(1)	59,200	342,570

		1,511,070

Spain - 1.6%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)(1)	1,302	689,466

Sweden - 4.4%
Industrial & Financial Systems, Class B (Computer Software & Processing)(1)	38,236	537,891
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)(1)	38,100	546,814
Mekonomen AB (Auto Parts & Equipment)(1)	23,100	839,865

		1,924,570

Switzerland - 4.0%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)(1)	9,800	524,034
Huegli Holding AG - Bearer (Food)(1)	1,130	729,953
LEM Holding SA, Reg S (Electronics)(1)	1,186	513,486

		1,767,473

Taiwan - 5.4%
Merida Industry Co., Ltd. (Leisure Time)(1)	358,000	858,266
Nak Sealing Technologies Corp. (Auto Parts & Equipment)(1)	404,000	651,763
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)(1)	487,559	367,540
Youngtek Electronics Corp. (Semiconductors)(1)	227,011	510,015

		2,387,584

Thailand - 1.1%
Khon Kaen Sugar Industry pcl (Food)(1)	1,243,800	473,205

United Kingdom - 8.4%
Gooch & Housego PLC (Telecommunications)(1)	73,000	449,898
Greggs plc (Food)(1)	68,000	557,785

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

United Kingdom - 8.4% - (continued)
Hamworthy plc (Machinery - Diversified)(1)	28,707	$270,800
PayPoint plc (Diversified Financial Services)(1)	79,069	640,857
Rathbone Brothers plc (Diversified Financial Services)(1)	39,230	721,604
Robert Wiseman Dairies plc (Food)(1)	77,451	358,673
RPS Group plc (Commercial Services)(1)	54,860	158,522
Synergy Health plc (Healthcare - Services)(1)	40,713	543,766

		3,701,905

Total Common Stocks (Cost $44,247,349)		41,984,711

Preferred Stocks - 1.8%

Germany - 1.8%
Draegerwerk AG & Co. KGaA (Healthcare - Products)(1)	7,617	792,989

Total Preferred Stocks (Cost $632,224)		792,989

Warrants - 0.1%

Malaysia - 0.1%
Coastal Contracts Berhad, Expires 07/18/2016 (Shipbuilding)*	115,333	20,111

Total Warrants (Cost $ — )		20,111

Cash Equivalent - 2.9%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	1,289,835	1,289,835
Total Cash Equivalent (Cost $1,289,835)		1,289,835

Total Investments — 99.9% (Cost $ 46,169,408)		$44,087,646

Summary of Abbreviations

Reg S    Security sold outside United States without registration under the Securities Act of 1933.

(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$42,336
Foreign currency (cost $4,896)	4,962
Receivable for Fund shares sold	108,123
Tax reclaim receivable	37,860
Prepaid expenses	40,887
Payable to Investment Advisor	(44,108)
Payable for Fund shares redeemed	(58,941)
Payable for distribution fees	(6,908)
Payable for capital gains tax	(3,667)
Other liabilities	(66,918)

53,626

Net Assets - 100%
Institutional Class
Applicable to 1,330,034 outstanding $.001 par value shares (authorized 200,000,000 shares)	$13,999,703

Net Asset Value, Offering Price and Redemption Price Per Share	$10.53

Investor Class
Applicable to 2,867,106 outstanding $.001 par value shares (authorized 200,000,000 shares)	$30,141,569

Net Asset Value, Offering Price and Redemption Price Per Share	$10.51

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$46,098,327
Accumulated undistributed net investment income	325,737
Accumulated net realized loss from investment transactions	(200,886)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(2,081,906)

$44,141,272

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio (Advisor Class) — Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Emerging Markets Portfolio – Advisor Class And The Lipper Emerging Markets Fund Index

And The MSCI Emerging Markets Index

(Net Dividends Reinvested)

	Returns for the Year Ended October 31, 2011
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Emerging Markets Portfolio– Advisor Class (Inception date 11/09/98)	-9.48%	23.07%	331.83%	4.24%	15.75%
MSCI Emerging Markets Index (Net dividend)	-7.72%	37.02%	372.79%	6.50%	16.81%
Lipper Emerging Markets Fund Index	-9.49%	25.33%	333.47%	4.62%	15.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio (Advisor Class) - Overview

(unaudited)

October 31, 2011

The Emerging Markets Portfolio (Advisor Class) fell 9.48% for the fiscal year ending October 31, 2011. In comparison, its benchmark, the MSCI Emerging Markets Index (the Index) fell 7.72%, net of foreign withholding taxes.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of emerging markets companies that exhibit the fundamental characteristics of durable growth, financial strength, management quality, and sustainable competitive advantage.

Our performance was worse than the Index, as favorable sector and country weightings decisions were offset by weak stock selection.

We benefitted in particular from our large overweights in the outperforming Consumer Staples and Consumer Discretionary sectors, where our combined weighting was 23%, versus 14% in the Index, and our underweights in the weakest two sectors, Industrials and Financials.

Stock selection hurt performance, primarily due to the sharp share-price declines for Brazilian personal products company Hypermarcas and television broadcaster Central European Media. In Energy, Brazil’s Petrobras detracted from performance, as the company was dogged by sluggish production growth ahead of major investments in new offshore drilling rigs.

Our best stock-picking tended to occur in sectors that were weak, such as the Industrials and Financials sectors. For example, Panama’s Copa Airlines generated strong returns, with passenger volumes growing at double-digit rates and rising prices supporting industry-leading profit levels. Saudi Arabian electronics distributor Jarir Marketing also outperformed. In Financials, the bulk of our positions are spread out among smaller markets in the emerging world, where strong franchises and industry concentration helped keep profitability higher and loan books more solid. We were helped by our total avoidance of Chinese banks, whose shares underperformed this period.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 21 emerging market countries. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Agriculture	0.7%
Airlines	0.9
Auto Parts & Equipment	0.9
Banks	17.9
Beverages	5.9
Building Materials	2.3
Chemicals	2.8
Commercial Services	2.2
Cosmetics/Personal Care	2.4
Diversified Financial Services	2.0
Electrical Components & Equipment	0.5
Electronics	2.7
Engineering & Construction	1.6
Food	1.9
Healthcare - Products	3.3
Holding Companies - Diversified	1.5
Home Furnishings	6.1
Insurance	1.5
Internet	3.1
Leisure Time	1.2
Machinery - Construction & Mining	0.9
Media	0.6
Mining	2.8
Mutual Funds	2.7
Oil & Gas	11.9
Pharmaceuticals	1.4
Pipelines	0.9
Retail	4.9
Semiconductors	3.1
Telecommunications	9.6

Total Investments	100.2
Liabilities Less Other Assets	(0.2)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 87.4%

Brazil - 8.0%
Banco Bradesco SA - ADR (Banks)	2,234,202	$40,662,476
Natura Cosmeticos SA (Cosmetics/Personal Care)	472,800	9,197,961
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,311,484	35,423,183
Redecard SA (Diversified Financial Services)	1,383,000	23,239,974
Vale SA - Sponsored ADR (Mining)	1,078,200	27,397,062

		135,920,656

Chile - 2.9%
Banco Santander Chile - ADR (Banks)	277,844	22,694,298
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	458,500	26,822,250

		49,516,548

China - 12.8%
Baidu Inc. - Sponsored ADR (Internet)*	204,000	28,596,720
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)(1)	8,346,276	25,778,220
China Mobile Ltd. - Sponsored ADR (Telecommunications)	501,300	23,841,828
CNOOC Ltd. - ADR (Oil & Gas)	145,300	27,405,033
Hengan International Group Co., Ltd. (Healthcare - Products)(1)	3,370,000	29,180,366
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)(1)	13,701,000	11,796,693
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	838,000	24,838,320
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)(1)	14,268,000	14,709,988
Tencent Holdings Ltd. (Internet)(1)	1,027,000	23,523,468
Wumart Stores Inc., Class H (Retail)(1)	3,754,000	7,585,152

		217,255,788

Colombia - 2.1%
BanColombia SA - Sponsored ADR (Banks)	213,220	13,300,664
Ecopetrol SA - Sponsored ADR (Oil & Gas)	510,000	21,695,400

		34,996,064

Czech Republic - 0.6%
Central European Media Enterprises Ltd., Class A (Media)*	881,000	9,726,240

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)(1)	370,200	15,178,701

Hong Kong - 0.9%
ASM Pacific Technology Ltd. (Semiconductors)(1)	1,349,100	14,818,490

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)(1)	56,300	9,005,110

India - 6.4%
Ambuja Cements Ltd. (Building Materials)(1)	9,297,400	29,574,999
Axis Bank Ltd. (Banks)(1)	934,400	21,920,197

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

India - 6.4% - (continued)
Bajaj Auto Ltd. (Leisure Time)(1)	589,500	$20,864,516
Dabur India Ltd. (Cosmetics/Personal Care)(1)	5,294,000	10,965,002
HDFC Bank Ltd. - ADR (Banks)	791,785	25,067,913

		108,392,627

Indonesia - 4.4%
Astra International Tbk PT (Retail)(1)	3,646,000	27,906,062
Bank Rakyat Indonesia Persero Tbk PT (Banks)(1)	43,318,000	32,356,853
United Tractors Tbk PT (Machinery - Construction & Mining)(1)	5,323,000	14,500,043

		74,762,958

Luxembourg - 1.9%
Millicom International Cellular SA - SDR (Telecommunications)(1)	288,700	31,694,132

Malaysia - 0.9%
Axiata Group Bhd (Telecommunications)(1)	9,476,000	15,015,778

Mexico - 8.7%
America Movil SAB de CV, Class L - ADR (Telecommunications)	2,014,594	51,210,979
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	253,500	22,700,925
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	209,598	12,072,845
Grupo Financiero Banorte SAB de CV, Class O (Banks)	4,701,840	16,055,821
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	7,678,500	9,754,189
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,372,414	35,271,040

		147,065,799

Panama - 0.9%
Copa Holdings SA, Class A (Airlines)	210,000	14,504,700

Peru - 1.3%
Credicorp Ltd. (Banks)	208,300	22,658,874

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	7,065,521

Poland - 1.0%
Bank Pekao SA (Banks)(1)	367,261	16,978,949

Russia - 6.0%
Gazprom OAO - Sponsored ADR (Oil & Gas)(1)	3,089,570	35,799,289
Lukoil OAO - Sponsored ADR (Oil & Gas)	585,894	33,806,084
X5 Retail Group NV - GDR, Reg S (Food)(1)*	1,079,985	32,259,587

		101,864,960

South Africa - 5.9%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)(1)*	958,000	11,451,199

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

South Africa - 5.9% - (continued)
Impala Platinum Holdings Ltd. (Mining)(1)	417,600	$9,584,074
MTN Group Ltd. (Telecommunications)(1)	1,996,000	34,594,218
SABMiller plc (Beverages)(1)	882,600	32,519,527
Standard Bank Group Ltd. (Banks)(1)	964,034	11,839,164

		99,988,182

South Korea - 7.6%
Amorepacific Corp. (Cosmetics/Personal Care)(1)	18,200	20,612,864
Hankook Tire Co., Ltd. (Auto Parts & Equipment)(1)	382,000	15,311,004
KB Financial Group Inc. - ADR (Diversified Financial Services)	261,337	10,205,210
Samsung Electronics Co., Ltd. - GDR (Home Furnishings)(1)	134,580	57,676,050
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)(1)	121,700	25,763,021

		129,568,149

Taiwan - 5.4%
Delta Electronics Inc. (Electrical Components & Equipment)(1)	3,345,751	7,814,378
Hon Hai Precision Industry Co., Ltd. (Electronics)(1)	7,951,944	21,885,822
Synnex Technology International Corp. (Electronics)(1)	9,417,947	23,120,444
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)(1)	15,596,637	38,037,464

		90,858,108

Thailand - 3.8%
PTT Exploration & Production pcl (Oil & Gas)(1)#	6,891,200	36,077,235
Siam Commercial Bank pcl (Banks)(1)#	7,505,300	28,675,991

		64,753,226

Turkey - 2.5%
Arcelik A/S (Home Furnishings)(1)	7,421,900	28,418,290
Turkiye Garanti Bankasi A/S (Banks)(1)	4,013,300	14,089,537

		42,507,827

Ukraine - 0.7%
Kernel Holding SA (Agriculture)(1)*	556,189	11,757,388

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)(1)	1,369,123	$14,805,650

Total Common Stocks (Cost $1,074,862,497)		1,480,660,425

Preferred Stocks - 7.2%

Brazil - 5.2%
Cia de Bebidas das Americas - ADR (Beverages)	1,345,000	45,353,400
Itau Unibanco Holding SA - ADR (Banks)	1,123,857	21,488,148
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	433,800	10,970,802
Vale SA - Sponsored ADR (Mining)	450,000	10,620,000

		88,432,350

Russia - 0.9%
AK Transneft OAO (Pipelines)(1)#	11,700	15,039,127

South Korea - 1.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Home Furnishings)(1)	63,359	17,599,365

Total Preferred Stocks (Cost $84,289,610)		121,070,842

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)(1)(2)	587,000	21,319,517
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)(1)(2)*	398,000	16,039,997

		37,359,514

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(1)(2)	224,000	12,028,162

Total Participation Notes (Cost $46,243,361)		49,387,676

Cash Equivalent - 2.7%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	45,509,379	45,509,379

Total Cash Equivalent (Cost $45,509,379)		45,509,379

Total Investments — 100.2% (Cost $ 1,250,904,847)		$1,696,628,322

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Liabilities, Net of Other Assets - (0.2)%
Dividends and interest receivable	$2,654,226
Foreign currency (cost $923,081)	941,246
Receivable for Fund shares sold	1,245,811
Tax reclaim receivable	186,994
Prepaid expenses	26,308
Payable to Investment Advisor	(1,712,295)
Payable for Fund shares redeemed	(3,764,329)
Payable for capital gains tax	(1,536,920)
Other liabilities	(1,018,878)

(2,977,837)

Net Assets - 100%
Advisor Class
Applicable to 37,490,828 outstanding $.001 par value shares (authorized 250,000,000 shares)	$1,693,650,485

Net Asset Value, Offering Price and Redemption Price Per Share	$45.18

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$1,255,281,442
Accumulated undistributed net investment income	12,198,578
Accumulated net realized loss from investment transactions	(19,570,353)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	445,740,818

$1,693,650,485

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio (Investor Class)— Overview

(unaudited)

October 31, 2011

Hypothetical Comparison Of Changes In Value Of $10,000 Investment In Harding, Loevner Funds, Inc. -

Frontier Emerging Markets Portfolio - Investor Class And The MSCI Frontier Emerging Markets Index

And The Russell Frontier ex-GCC Index

(Net Dividends Reinvested)

Returns for the Period Ended October 31, 2011

Cumulative Total Returns
FUND NAME	Inception
Frontier Emerging Markets Portfolio– Investor Class (Inception date 12/31/10)	-16.45%
MSCI Frontier Emerging Markets Index (Net dividends)	-13.38%
Russell Frontier ex-GCC Index	-20.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevnerfunds.com.

Investment return reflects voluntary fee waivers in effect. Absent such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio (Investor Class) - Overview

(unaudited)

October 31, 2011

The Frontier Emerging Markets Portfolio (Investor Class) fell 16.45% since the inception of the share class on December 31, 2010, for the fiscal period ending October 31, 2011. In comparison, its benchmark, the MSCI Frontier Emerging Markets Index (the Index), fell 13.38% (net of foreign withholding taxes) in this same period.

The discussion below is based on the performance of the Portfolio for the entire fiscal year.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of companies with strong growth prospects in frontier and smaller emerging markets countries that we regard as both economically stable and as offering attractive long-term investment potential.

The Portfolio’s underperformance this period was the result of poor stock selection—primarily in the Consumer Staples and Financials sectors—which was partially mitigated by favorable sector and country allocations. Our bank holdings in Africa (Diamond Bank, Equity Bank) and frontier Europe (Halyk Bank, Aik Bank) were major detractors, as both these regions were impacted by the contagion effect of the European sovereign debt crisis. These banks represent attractive long-term investments in our view—as they are well capitalized and have strong asset quality—but they are expected to have lower loan growth in the short term due to weaker demand for goods and services in the eurozone countries. Stock selection was strong within Materials (Morocco’s Managem). The Portfolio’s large overweight in Consumer Staples also boosted relative performance.

Geographically, negative stock selection in Europe (Croatia’s Atlantic Grupa) and Africa (bank holdings) weighed down returns. Our underweight in the Gulf States and overweight in Africa were also detractors. However, stock selection was positive in Latin America, and our overweight in Europe was beneficial.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Foreign investments involve additional risks, including greater volatility and political, economic, and currency risks and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. The Portfolio can have significant concentration in a single industry, and investment opportunities in frontier markets may be concentrated in the banking industry. The Portfolio will be vulnerable to factors affecting an industry in which it is concentrated. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss of principal and interest than higher-rated securities. Mutual fund investing involves risk. Principal loss is possible.

The MSCI Frontier Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performance in all countries from the MSCI Frontier Markets Index and the lower size spectrum of the MSCI Emerging Markets Index. The Index consists of 26 frontier markets and 5 emerging markets. The Index is net of foreign withholding taxes on dividends. You cannot invest directly in this Index.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011

Industry	Percentage of Net Assets
Agriculture	2.1%
Airlines	0.2
Auto Manufacturers	0.8
Banks	29.1
Building Materials	3.3
Chemicals	3.0
Commercial Services	2.5
Distribution/Wholesale	1.3
Diversified Financial Services	1.0
Electric	4.3
Electrical Components & Equipment	0.6
Engineering & Construction	3.3
Food	6.3
Holding Companies - Diversified	4.9
Home Furnishings	0.5
Investment Companies	1.8
Iron/Steel	0.4
Machinery - Construction & Mining	0.4
Media	0.9
Mining	6.1
Mutual Funds	2.2
Oil & Gas	6.1
Pharmaceuticals	4.0
Real Estate	0.5
Retail	6.0
Telecommunications	5.7
Textiles	1.3
Transportation	1.3

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Common Stocks - 85.9%

Argentina - 2.6%
Cresud SACIF y A - Sponsored ADR (Agriculture)	96,600	$1,121,526
Molinos Rio de la Plata SA (Food)	191,593	1,560,609

		2,682,135

Bangladesh - 2.1%
Lafarge Surma Cement Ltd. (Building Materials)*	100,900	363,502
Power Grid Co. of Bangladesh Ltd. (Electric)	77,190	720,285
Square Pharmaceuticals Ltd. (Pharmaceuticals)	35,887	1,121,424

		2,205,211

Colombia - 11.6%
BanColombia SA - Sponsored ADR (Banks)	51,980	3,242,512
Cementos Argos SA - Sponsored ADR (Building Materials)(1)#	60,740	1,747,982
Ecopetrol SA - Sponsored ADR (Oil & Gas)	27,400	1,165,596
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)(1)#	53,900	1,893,723
Grupo Odinsa SA (Engineering & Construction)	216,000	1,007,074
Interconexion Electrica SA ESP - ADR (Electric)(1)#	6,800	1,084,137
Petrominerales Ltd. (Oil & Gas)	66,100	1,744,055

		11,885,079

Croatia - 1.9%
Atlantic Grupa (Distribution/Wholesale)(1)*	14,474	1,367,784
Ericsson Nikola Tesla (Telecommunications)(1)	3,171	611,284

		1,979,068

Democratic Republic of Congo - 1.3%
Katanga Mining Ltd. (Mining)*	930,975	1,326,262

Egypt - 4.8%
ElSwedy Electric Co. (Electrical Components & Equipment)(1)	184,338	663,072
Ghabbour Auto (Auto Manufacturers)(1)	191,440	766,288
Orascom Construction Industries - GDR (Engineering & Construction)(1)	35,050	1,437,097
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)(1)#*	282,769	774,885
Oriental Weavers (Textiles)(1)	256,084	1,329,532

		4,970,874

Estonia - 1.3%
Tallink Group Ltd. (Transportation)*	1,570,120	1,336,116

Ghana - 0.8%
Ghana Commercial Bank Ltd. (Banks)	651,451	824,518

Indonesia - 1.0%
Bank Rakyat Indonesia Persero Tbk PT (Banks)(1)	1,424,980	1,064,404

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Jordan - 1.7%
Arab Bank plc (Banks)(1)	98,745	$1,105,588
Arab Potash Co. (Mining)(1)	10,493	629,639

		1,735,227

Kazakhstan - 1.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)(1)*	161,899	964,478
KazMunaiGas Exploration Production - GDR, Reg S (Oil & Gas)(1)	43,950	745,067

		1,709,545

Kenya - 3.2%
Equity Bank Ltd. (Banks)(1)	5,637,200	1,122,677
Kenya Airways Ltd. (Airlines)(1)	817,500	193,245
Nation Media Group Ltd. (Media)(1)	669,340	943,753
Safaricom Ltd. (Telecommunications)(1)	32,809,400	990,696

		3,250,371

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)(1)	113,090	728,591

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)(1)*	312,320	173,250

Mauritius - 1.6%
Mauritius Commercial Bank (Banks)	295,180	1,688,205

Morocco - 4.7%
Douja Promotion Groupe Addoha SA (Real Estate)(1)	54,088	508,506
Managem (Mining)(1)	14,352	2,951,776
Maroc Telecom SA (Telecommunications)(1)	79,790	1,395,551

		4,855,833

Nigeria - 5.9%
Access Bank plc (Banks)	46,306,429	1,602,188
Dangote Sugar Refinery plc (Food)	8,414,070	315,429
Diamond Bank plc (Banks)	52,921,492	1,159,787
First Bank of Nigeria plc (Banks)	26,095,187	1,641,908
UAC of Nigeria plc (Retail)	7,116,080	1,295,864

		6,015,176

Pakistan - 2.4%
Engro Corp., Ltd. (Chemicals)(1)	481,179	657,723
MCB Bank Ltd. (Banks)(1)	156,456	289,415
Pakistan Petroleum Ltd. (Oil & Gas)(1)	760,839	1,548,155

		2,495,293

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Peru - 5.8%
Alicorp SA (Food)	841,083	$1,864,378
Cementos Lima SAA (Building Materials)	918,880	709,494
Credicorp Ltd. (Banks)	27,880	3,032,786
Ferreyros SA (Machinery - Construction & Mining)	443,786	398,404

		6,005,062

Philippines - 1.8%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	33,460	1,858,368

Qatar - 9.1%
Commercial Bank of Qatar QSC (Banks)(1)	68,530	1,570,229
Industries Qatar QSC (Chemicals)(1)	66,700	2,414,729
Qatar Electricity & Water Co. (Electric)(1)	67,850	2,626,453
Qatar National Bank SAQ (Banks)(1)	68,398	2,747,464

		9,358,875

Senegal - 0.3%
Sonatel (Telecommunications)	995	260,262

Serbia - 1.1%
AIK Banka AD (Banks)*	37,488	913,377
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	42,550	256,554

		1,169,931

Slovenia - 1.8%
Gorenje dd (Home Furnishings)(1)*	70,020	542,353
Krka dd Novo mesto (Pharmaceuticals)(1)	18,160	1,338,678

		1,881,031

Sri Lanka - 1.5%
John Keells Holdings plc (Commercial Services)(1)	884,353	1,515,674

Thailand - 4.7%
Home Product Center pcl (Retail)(1)	6,551,635	1,970,625
PTT Exploration & Production pcl (Oil & Gas)(1)#	194,500	1,018,258
Siam Commercial Bank pcl (Banks)(1)#	257,200	982,701
Thai Vegetable Oil pcl (Food)(1)	1,652,600	897,422

		4,869,006

Trinidad & Tobago - 1.7%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)(1)#	97,170	695,907
Republic Bank Ltd. (Banks)(1)#	56,448	823,950
Trinidad Cement Ltd. (Building Materials)(1)#*	600,480	201,483

		1,721,340

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value

Ukraine - 2.8%
Astarta Holding NV (Holding Companies - Diversified)(1)*	66,720	$1,347,186
Ferrexpo plc (Iron/Steel)(1)	83,930	432,649
Kernel Holding SA (Agriculture)(1)*	50,680	1,071,334

		2,851,169

United Arab Emirates - 2.9%
Arabtec Holding Co. (Engineering & Construction)(1)*	2,538,087	951,828
Depa Ltd. (Commercial Services)*	2,473,370	1,088,283
Dubai Financial Market (Diversified Financial Services)(1)*	3,479,510	973,634

		3,013,745

United Kingdom - 2.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)(1)	148,490	1,605,766
Kazakhmys plc (Mining)(1)	89,420	1,323,463

		2,929,229

Total Common Stocks (Cost $97,176,555)		88,358,850

Rights - 0.2%

Bangladesh - 0.2%
Lafarge Surma Cement Ltd. (Building Materials)(1)*	100,900	231,079

Total Rights (Cost $344,573)		231,079

Participation Notes - 11.6%

Kuwait - 7.0%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Holding Companies - Diversified)(1)(2)	2,183,575	2,762,222
National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity 3/28/18 (Banks)(1)(2)	1,090,000	4,447,200

		7,209,422

Saudi Arabia - 4.6%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Food)(1)(2)	77,740	1,865,659
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(1)(2)	54,010	2,900,183

		4,765,842

Total Participation Notes (Cost $11,479,678)		11,975,264

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

	Shares	Value
Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)*	34,520	$8,868

Total Warrants (Cost $2,237)		8,868

Cash Equivalent - 2.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	2,243,576	2,243,576

Total Cash Equivalent (Cost $2,243,576)		2,243,576

Total Investments — 99.9% (Cost $ 111,246,619)		$102,817,637

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.6% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

October 31, 2011 (continued)

Value
Other Assets, Net of Liabilities - 0.1%
Dividends and interest receivable	$172,964
Foreign currency (cost $68,823)	65,635
Receivable for Fund shares sold	253,061
Tax reclaim receivable	3,741
Prepaid expenses	9,522
Payable to Investment Advisor	(127,589)
Payable for Fund shares redeemed	(164,448)
Payable for capital gains tax	(33,770)
Other liabilities	(105,840)

73,276

Net Assets - 100%
Institutional Class
Applicable to 15,477,246 outstanding $.001 par value shares (authorized 200,000,000 shares)	$101,665,762

Net Asset Value, Offering Price and Redemption Price Per Share	$6.57

Investor Class
Applicable to 187,108 outstanding $.001 par value shares (authorized 200,000,000 shares)	$1,225,151

Net Asset Value, Offering Price and Redemption Price Per Share	$6.55

Components of Net Assets as of October 31, 2011 were as follows:
Paid-in capital	$117,491,862
Accumulated undistributed net investment income	316,442
Accumulated net realized loss from investment transactions	(6,481,677)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(8,435,714)

$102,890,913

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2011

	Global Equity Portfolio	International Equity Portfolio

Investment Income
Interest	$59	$360
Dividends (net of foreign withholding taxes of $121,578 and $1,788,044, respectively)	2,725,101	19,018,306

Total investment income	2,725,160	19,018,666

Expenses
Investment advisory fees (Note 3)	1,842,910	7,146,117
Administration fees (Note 3)	77,791	308,624
Distribution fees, Investor Class	—	491,273
Custody and accounting fees (Note 3)	48,117	179,858
Directors’ fees and expenses (Note 3)	16,016	82,647
Transfer agent fees and expenses (Note 3)	45,732	153,830
Printing and postage fees	16,158	82,121
State registration filing fees	45,497	87,149
Professional fees	47,452	119,663
Shareholder servicing fees (Note 3)	45,776	195,073
Chief compliance and financial officers’ fees and expenses (Note 3)	20,614	61,925
Other fees and expenses	12,889	55,453

Total Expenses	2,218,952	8,963,733

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(271,737)	(26,633)

Net expenses	1,947,215	8,937,100

Net investment income	777,945	10,081,566

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	1,196,356	4,507,775
Foreign currency transactions	(38,460)	(769,753)

Net realized gain	1,157,896	3,738,022

Change in unrealized appreciation (depreciation) — Investments	(3,079,917)	(67,237,465)
Translation of assets and liabilities denominated in foreign currencies	(96)	(15,262)

Net change in unrealized appreciation (depreciation)	(3,080,013)	(67,252,727)

Net realized and unrealized loss	(1,922,117)	(63,514,705)

Net decrease in net assets resulting from operations	$(1,144,172)	$(53,433,139)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2011

	International Small Companies Portfolio	Emerging Markets Portfolio

Investment Income
Interest	$15	$1,600
Dividends (net of foreign withholding taxes of $105,754 and $4,032,857, respectively)	870,175	42,761,845

Total investment income	870,190	42,763,445

Expenses
Investment advisory fees (Note 3)	364,296	25,082,366
Administration fees (Note 3)	13,180	572,476
Distribution fees, Investor Class	66,596	—
Custody and accounting fees (Note 3)	32,297	705,246
Directors’ fees and expenses (Note 3)	2,538	172,665
Transfer agent fees and expenses (Note 3)	30,729	212,128
Printing and postage fees	17,038	451,997
State registration filing fees	33,677	71,034
Professional fees	33,139	267,678
Shareholder servicing fees (Note 3)	29,616	2,390,457
Chief compliance and financial officers’ fees and expenses (Note 3)	12,253	119,108
Other fees and expenses	4,490	125,778

Total Expenses	639,849	30,170,933

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(136,033)	—

Net expenses	503,816	30,170,933

Net investment income	366,374	12,592,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	402,514	36,525,755
Foreign currency transactions	(39,648)	(393,037)

Net realized gain	362,866	36,132,718

Change in unrealized appreciation (depreciation) — Investments	(4,171,543)	(243,901,427)
Translation of assets and liabilities denominated in foreign currencies	2,688	1,679,133

Net change in unrealized appreciation (depreciation)	(4,168,855)	(242,222,294)

Net realized and unrealized loss	(3,805,989)	(206,089,576)

Net decrease in net assets resulting from operations	$(3,439,615)	$(193,497,064)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2011

Frontier Emerging Markets Portfolio

Investment Income
Dividends (net of foreign withholding taxes of $195,888, respectively)	$2,977,579

Total investment income	2,977,579

Expenses
Investment advisory fees (Note 3)	1,612,065
Administration fees (Note 3)	44,553
Distribution fees, Investor Class(1)	1,361
Custody and accounting fees (Note 3)	209,242
Directors’ fees and expenses (Note 3)	9,172
Transfer agent fees and expenses (Note 3)	40,507
Printing and postage fees	13,154
State registration filing fees	49,232
Professional fees	48,765
Shareholder servicing fees (Note 3)	642
Chief compliance and financial officers’ fees and expenses (Note 3)	16,499
Other fees and expenses	8,679

Total Expenses	2,053,871

Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(37,067)

Net expenses	2,016,804

Net investment income	960,775

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	(5,187,070)
Foreign currency transactions	(252,866)

Net realized loss	(5,439,936)

Change in unrealized appreciation (depreciation) — Investments	(16,001,225)
Translation of assets and liabilities denominated in foreign currencies	41,674

Net change in unrealized appreciation (depreciation)	(15,959,551)

Net realized and unrealized loss	(21,399,487)

Net decrease in net assets resulting from operations	$(20,438,712)

(1)The Investor Class shares commenced operations on December 31, 2010.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$777,945	$421,296
Net realized gain on investments and foreign currency transactions	1,157,896	1,325,988
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(3,080,013)	13,569,109

Net increase (decrease) in net assets resulting from operations	(1,144,172)	15,316,393

Distributions to Shareholders from:
Net investment income
Institutional Class	(276,121)	(99,325)
Advisor Class	(13,880)	(50,029)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(728,148)	—
Advisor Class	(323,990)	—

Total distributions to shareholders	(1,342,139)	(149,354)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	57,666,639	100,707,733
Advisor Class	35,483,876	28,868,395
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	757,810	50,029
Advisor Class	319,667	93,525
Cost of shares redeemed
Institutional Class	(14,433,357)	(5,887,335)
Advisor Class	(22,627,479)	(55,305,981)
Redemption fees
Institutional Class	1,922	219,316
Advisor Class	20,283	2,461

Net increase in net assets from portfolio share transactions	57,189,361	68,748,143

Net Increase in Net Assets	54,703,050	83,915,182

Net Assets
At beginning of year	150,725,495	66,810,313

At end of year	$205,428,545	$150,725,495

Accumulated Undistributed Net Investment Income Included in Net Assets	$738,434	$288,950

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,081,566	$3,406,306
Net realized gain on investments and foreign currency transactions	3,738,022	7,204,204
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(67,252,727)	78,078,107

Net increase (decrease) in net assets resulting from operations	(53,433,139)	88,688,617

Distributions to Shareholders from:
Net investment income
Institutional Class	(2,289,138)	(2,239,441)
Investor Class	(210,939)	(290,844)

Total distributions to shareholders	(2,500,077)	(2,530,285)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	599,634,622	248,771,466
Investor Class	201,027,494	90,915,148
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	1,793,340	2,164,593
Investor Class	198,416	275,089
Cost of shares redeemed
Institutional Class	(84,673,697)	(87,480,052)
Investor Class	(65,395,019)	(28,647,976)
Redemption fees
Institutional Class	109,344	41,527
Investor Class	56,300	33,275

Net increase in net assets from portfolio share transactions	652,750,800	226,073,070

Net Increase in Net Assets	596,817,584	312,231,402

Net Assets
At beginning of year	609,814,737	297,583,335

At end of year	$1,206,632,321	$609,814,737

Accumulated Undistributed Net Investment Income Included in Net Assets	$9,328,100	$2,516,364

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Small Companies Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$366,374	$69,647
Net realized gain (loss) on investments and foreign currency transactions	362,866	(286,418)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,168,855)	2,361,099

Net increase (decrease) in net assets resulting from operations	(3,439,615)	2,144,328

Distributions to Shareholders from:
Net investment income
Investor Class	(47,000)	(37,613)

Total distributions to shareholders	(47,000)	(37,613)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class(1)	15,339,181	—
Investor Class	31,885,145	6,382,332
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	43,816	34,099
Cost of shares redeemed
Institutional Class(1)	(708,630)	—
Investor Class	(12,905,747)	(774,124)
Redemption fees
Institutional Class(1)	1,933	—
Investor Class	7,507	267

Net increase in net assets from portfolio share transactions	33,663,205	5,642,574

Net Increase in Net Assets	30,176,590	7,749,289

Net Assets
At beginning of year	13,964,682	6,215,393

At end of year	$44,141,272	$13,964,682

Accumulated Undistributed Net Investment Income Included in Net Assets	$325,737	$46,011

(1) For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Emerging Markets Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,592,512	$10,404,924
Net realized gain on investments and foreign currency transactions	36,132,718	109,411,185
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(242,222,294)	300,655,927

Net increase (decrease) in net assets resulting from operations	(193,497,064)	420,472,036

Distributions to Shareholders from:
Net investment income	(8,430,123)	(4,884,029)

Total distributions to shareholders	(8,430,123)	(4,884,029)

Transactions in Shares of Common Stock
Proceeds from sale of Advisor Class shares	513,900,199	529,347,127
Net Asset Value of Advisor Class shares issued to shareholders upon reinvestment of dividends	7,482,325	4,437,332
Cost of Advisor Class shares redeemed	(688,295,547)	(428,112,438)
Redemption fees	236,079	172,841

Net increase (decrease) in net assets from portfolio share transactions	(166,676,944)	105,844,862

Net Increase (Decrease) in Net Assets	(368,604,131)	521,432,869

Net Assets
At beginning of year	2,062,254,616	1,540,821,747

At end of year	$1,693,650,485	$2,062,254,616

Accumulated Undistributed Net Investment Income Included in Net Assets	$12,198,578	$8,429,226

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Year Ended October 31, 2011	Year Ended October 31, 2010

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$960,775	$(18,399)
Net realized gain (loss) on investments and foreign currency transactions	(5,439,936)	117,030
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(15,959,551)	7,731,434

Net increase (decrease) in net assets resulting from operations	(20,438,712)	7,830,065

Distributions to Shareholders from:
Net investment income
Institutional Class	(146,644)	(127,946)

Total distributions to shareholders	(146,644)	(127,946)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	84,190,248	55,027,776
Investor Class(1)	1,441,038	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends Institutional Class	113,054	42,693
Cost of shares redeemed
Institutional Class	(32,853,959)	(1,201,661)
Investor Class(1)	(73,004)	—
Redemption fees
Institutional Class	13,350	2,717
Investor Class(1)	595	—

Net increase in net assets from portfolio share transactions	52,831,322	53,871,525

Net Increase in Net Assets	32,245,966	61,573,644

Net Assets
At beginning of year	70,644,947	9,071,303

At end of year	$102,890,913	$70,644,947

Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$316,442	$(245,101)

(1) For the period from December 31, 2010 (commencement of class operations) through October 31, 2011.

See Notes to Financial Statements

Harding Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Advisor Class
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of year	$23.48	$20.27	$15.92	$28.03	$24.04

Increase (Decrease) in Net Assets from Operations
Net investment income	0.07 (1)	0.10	0.06	0.12	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.02)	3.15	4.38	(10.15)	5.78

Net increase (decrease) from investment operations	0.05	3.25	4.44	(10.03)	5.87

Distributions to Shareholders from:
Net investment income	(0.01)	(0.04)	(0.09)	(0.08)	(0.08)
Net realized gain from investments	(0.16)	—	—	(2.00)	(1.80)

Total distributions	(0.17)	(0.04)	(0.09)	(2.08)	(1.88)

Net asset value, end of year	$23.36	$23.48	$20.27	$15.92	$28.03

Total Return	0.18%	16.07%	28.05%	(38.54)%	26.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$58,320	$46,450	$66,810	$26,208	$39,802

Expenses to average net assets (net of fees waived/reimbursed)	1.18%	1.17%	1.25%	1.25%	1.25%

Net investment income to average net assets	0.31%	0.31%	0.43%	0.51%	0.34%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.12%	0.24%	0.38%	0.20%	0.18%

Portfolio turnover rate	40%	35%	31%	38%	16%

(1) Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding Loevner Funds, Inc.

Financial Highlights

(continued)

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of year	$14.47	$12.02	$11.41	$21.66	$18.65

Increase (Decrease) in Net Assets from Operations
Net investment income	0.12 (1)	0.09	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.56)	2.44	2.83	(8.58)	4.32

Net increase (decrease) from investment operations	(0.44)	2.53	2.96	(8.45)	4.41

Distributions to Shareholders from:
Net investment income	(0.02)	(0.08)	(0.15)	(0.11)	(0.06)
Net realized gain from investments	—	—	(2.20)	(1.69)	(1.34)

Total distributions	(0.02)	(0.08)	(2.35)	(1.80)	(1.40)

Net asset value, end of year	$14.01	$14.47	$12.02	$11.41	$21.66

Total Return	(3.02)%	21.18%	32.48%	(42.46)%	24.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$237,494	$116,465	$38,134	$12,122	$16,637

Expenses to average net assets (net of fees waived/reimbursed)	1.25%	1.25%	1.25%	1.23%	1.23%

Net investment income to average net assets	0.79%	0.69%	1.03%	0.81%	0.48%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.01%	0.07%	0.14%	—%	—%

Portfolio turnover rate	15%	33%	22%	18%	19%

(1) Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

(continued)

	International Small Companies Portfolio - Investor Class
	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Period Ended Oct. 31, 2007(1)

Per Share Data
Net asset value, beginning of period	$10.82	$8.92	$5.53	$11.67	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.15 (2)	0.05	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.43)	1.90	3.40	(6.15)	1.65

Net increase (decrease) from investment operations	(0.28)	1.95	3.46	(6.04)	1.67

Distributions to Shareholders from:
Net investment income	(0.03)	(0.05)	(0.07)	(0.03)	—
Net realized gain from investments	—	—	—	(0.07)	—

Total distributions	(0.03)	(0.05)	(0.07)	(0.10)	—

Net asset value, end of period	$10.51	10.82	$8.92	$5.53	$11.67

Total Return	(2.67)%	21.93%	63.47%	(52.17)%	16.70	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,142	$13,972	$6,215	$2,776	$5,204

Expenses to average net assets (net of fees waived/reimbursed)	1.75%	1.75%	1.75%	1.75%	1.75	%(B)

Net investment income to average net assets	1.29%	0.76%	1.04%	1.22%	0.56	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.40%	1.39%	3.46%	2.47%	8.19	%(B)

Portfolio turnover rate	12%	11%	24%	26%	12	%(A)

(1)	For the period from March 26, 2007 (commencement of class operations) through October 31, 2007.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

(continued)

	Emerging Markets Portfolio - Advisor Class
	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of year	$50.09	$39.64	$27.73	$64.07	$40.67

Increase (Decrease) in Net Assets from Operations
Net investment income	0.31 (1)	0.25	0.26	1.12	0.16
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(5.02)	10.33	12.68	(34.06)	23.26

Net increase (decrease) from investment operations	(4.71)	10.58	12.94	(32.94)	23.42

Distributions to Shareholders from:
Net investment income	(0.20)	(0.13)	(1.03)	(0.12)	(0.02)
Net realized gain from investments	—	—	—	(3.28)	—

Total distributions	(0.20)	(0.13)	(1.03)	(3.40)	(0.02)

Net asset value, end of year	$45.18	$50.09	$39.64	$27.73	$64.07

Total Return	(9.48)%	26.77%	48.44%	(54.17)%	57.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,693,650	$2,062,255	$1,540,822	$1,086,124	$2,562,957

Net Expenses to average net assets	1.50%	1.58%	1.64%	1.61%	1.60%

Net investment income to average net assets	0.63%	0.60%	0.56%	2.10%	0.36%

Portfolio turnover rate	33%	25%	48%	46%	29%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

(continued)

	Frontier Emerging Markets Portfolio- Investor Class
	For the Period Ended Oct. 31, 2011(1)

Per Share Data
Net asset value, beginning of period	$7.84

Increase (Decrease) in Net Assets from Operations
Net investment income	0.04	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(1.33)

Net increase (decrease) from investment operations	(1.29)

Net asset value, end of period	$6.55

Total Return	(16.45	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,225

Expenses to average net assets (net of fees waived/reimbursed)	2.25	%(B)

Net investment income to average net assets	0.75	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	6.81	%(B)

Portfolio turnover rate	23	%(A)

(1) For the period from December 31, 2010 (commencement of class operations) through October 31, 2011.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of October 31, 2011.

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

Information presented in these financial statements pertains to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies, the Advisor Class shares of Emerging Markets and the Investor Class shares of Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Institutional Class shares of Global Equity, the Institutional Class shares of International Equity, the Institutional Class shares of International Small Companies, shares of Institutional Emerging Markets, and the Institutional Class shares of Frontier Emerging Markets is presented in a separate report.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. Other than transfers between Level 1 and Level 2 related to the daily fair value pricing of certain foreign equity securities described above, at October 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Statement of Net Assets to view individual securities classified by industry type and country.

Global Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$116,930,170	$79,419,787	$—	$196,349,957
Cash Equivalents	8,856,325	—	—	8,856,325

Total Investments	$125,786,495	$79,419,787	$—	$205,206,282

International Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$275,960,124	$851,935,462	$—	$1,127,895,586
Preferred Stocks	33,345,213	18,527,402	—	51,872,615
Cash Equivalents	25,601,191	—	—	25,601,191

Total Investments	$334,906,528	$870,462,864	$—	$1,205,369,392

International Small Companies
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,163,818	$40,820,893	$—	$41,984,711
Preferred Stocks	—	792,989	—	792,989
Warrants	20,111	—	—	20,111
Cash Equivalents	1,289,835	—	—	1,289,835

Total Investments	$2,473,764	$41,613,882	$—	$44,087,646

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$595,215,510	$885,444,915	$—	$1,480,660,425
Preferred Stocks	88,432,350	32,638,492	—	121,070,842
Participation Notes	—	49,387,676	—	49,387,676
Cash Equivalents	45,509,379	—	—	45,509,379

Total Investments	$729,157,239	$967,471,083	$—	$1,696,628,322

Frontier Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$33,618,766	$54,740,084	$—	$88,358,850
Rights	—	231,079	—	231,079
Participation Notes	—	11,975,264	—	11,975,264
Warrants	8,868	—	—	8,868
Cash Equivalents	2,243,576	—	—	2,243,576

Total Investments	$35,871,210	$66,946,427	$—	$102,817,637

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Advisor has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed certain annual rates of the average daily net assets of each class.

During the fiscal year ended October 31, 2011, the following annualized advisory fees and contractual expense limits were in effect:

Portfolio	Advisory Fees	Contractual Expense Limit
Global Equity – Institutional Class	1.00%	1.00%
Global Equity – Advisor Class	1.00%	1.25%
International Equity – Institutional Class	0.75%	1.00%
International Equity – Investor Class	0.75%	1.25%
International Small Companies – Institutional Class	1.25%	1.50%
International Small Companies – Investor Class	1.25%	1.75%
Emerging Markets – Advisor Class	1.25%	N/A
Frontier Emerging Markets – Institutional Class	1.50%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	2.25%

For the year ended October 31, 2011, the Investment Advisor waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Advisor
Global Equity – Advisor Class	$71,289
International Equity – Investor Class	26,633
International Small Companies – Investor Class	105,855
Emerging Markets – Advisor Class	-
Frontier Emerging Markets – Investor Class	37,067

Effective November 1, 2011, the following annualized advisory fees and contractual expense limits will take effect through December 31, 2012:

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

3. Significant Agreements and Transactions with Affiliates (continued)

Portfolio	Advisory Fees on assets up to $1 billion	Advisory Fees on assets over $1 billion	Contractual Expense Limit
Global Equity – Institutional Class	0.95%	0.93%	0.95%
Global Equity – Advisor Class	0.95%	0.93%	1.25%
International Equity – Institutional Class	0.75%	0.73%	1.00%
International Equity – Investor Class	0.75%	0.73%	1.25%
International Small Companies – Institutional Class	1.25%	1.23%	1.50%
International Small Companies – Investor Class	1.25%	1.23%	1.75%
Emerging Markets – Advisor Class	1.17%	1.15%	1.75%
Frontier Emerging Markets – Institutional Class	1.50%	1.48%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	1.48%	2.25%

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS are shown as “Chief compliance and financial officers’ fees and expenses” on the Statements of Operations.

The Fund has adopted an Amended Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.15% (0.25% effective November 1, 2011) of its average daily net assets attributable to that intermediary (subject to the contractual expense limits described above). The balance of the intermediaries’ fees, after payments made pursuant to the Distribution Plan, if applicable, is paid by the Investment Advisor. Because of the contractual expense limits on certain Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the year ended October 31, 2011.

4. Class Specific Expenses

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class of shares. These expenses may be class specific (i.e. Distribution fees charged only to a particular share class) or they may be identifiable to a particular class (i.e. the costs related to printing and mailing shareholder reports to shareholders of a particular class). Class specific expenses for Advisor and Investor Class shares of Portfolios with multiple active classes of shares are shown in the table below. Class specific expenses for Institutional Class shares of each Portfolio, if applicable, are presented in a separate report.

	00000000000	00000000000	00000000000	00000000000
Expenses	Global Equity Advisor Class	International Equity Investor Class	International Small Companies Investor Class	Frontier Emerging Markets Investor Class
Distribution fees	$-	$491,273	$66,596	$1,361
State registration and filing fees	23,105	41,044	22,425	16,641
Printing and postage fees	11,058	51,353	10,378	3,741
Transfer agent fees and expenses	24,954	64,656	22,002	17,224
Shareholder servicing fees	45,776	195,073	29,616	642
Total	$104,893	$843,399	$151,017	$39,609

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

5. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended October 31, 2011, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 122,856,098	$73,126,193
International Equity	789,242,101	140,147,585
International Small Companies	36,311,758	3,429,767
Emerging Markets	643,667,348	805,620,632
Frontier Emerging Markets	78,906,806	24,015,408

6. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at October 31, 2011, for each of the Portfolios were as follows:

	000000000000000	000000000000000	000000000000000	000000000000000
Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$27,444,252	$(3,886,897)	$23,557,355	$181,648,927
International Equity	123,325,193	(55,776,396)	67,548,797	1,137,820,595
International Small Companies	1,986,747	(4,072,301)	(2,085,554)	46,173,200
Emerging Markets	480,173,910	(45,331,563)	434,842,347	1,261,785,975
Frontier Emerging Markets	8,025,350	(17,619,749)	(9,594,399)	112,412,036

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, Emerging Markets and Frontier Emerging Markets was $6,024, $(4,081), $(144), $17,343 and $(6,732), respectively, for the year ended October 31, 2011.

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2011 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2008; October 31, 2009; October 31, 2010) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2011, the tax character of distributions paid from ordinary income was $290,000, $2,500,077, $47,000, $8,430,123 and $146,644 for Global Equity, International Equity, International Small Companies, Emerging Markets, and Frontier Emerging Markets, respectively.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $37,613, $4,884,029 and $127,946, respectively, for Global Equity, International Equity, International Small Companies, Emerging Markets and Frontier Emerging Markets.

During the year ended October 31, 2011, the tax character of distributions paid from long-term capital gains was $ 1,052,137 for Global Equity.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

6. Income Tax (continued)

As of October 31, 2011, the components of accumulated earnings / (deficit) on a tax basis were as follows:

	00000000000	00000000000	00000000000	00000000000	00000000000
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Global Equity	$738,434	$2,083,271	$-	$23,563,377	$26,385,082
International Equity	9,328,100	3,133,641	-	67,544,715	80,006,456
International Small Companies	325,739	-	(197,097)	(2,085,697)	(1,957,055)
Emerging Markets	12,198,575	-	(8,689,218)	434,859,686	438,369,043
Frontier Emerging Markets	489,881	-	(5,489,699)	(9,601,131)	(14,600,949)

* The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment, or in the Fund’s case, on November 1, 2011. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

At October 31, 2011, Emerging Markets and Frontier Emerging Markets had $8,689,218 and $1,252,470, respectively, available as preenactment capital loss carryforwards which expire in 2017. International Small Companies had $197,097 available as pre-enactment capital loss carryforwards which expire in 2018. Frontier Emerging Markets had $4,237,229, available as pre-enactment capital loss carryforwards which expire in 2019.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolio. As of October 31, 2011, the following reclassifications were made to the Statement of Net Assets:

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Global Equity	$-	$38,460	$(38,460)
International Equity	-	769,753	(769,753)
International Small Companies	-	39,648	(39,648)
Emerging Markets	-	393,037	(393,037)
Frontier Emerging Markets	-	252,588	(252,588)

7. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency- related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2011.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

8. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

9. Capital Share Transactions

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2011		Period From November 3, 2009 to October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,418,120	$57,666,639	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	31,276	757,810	2,387	50,029

	2,449,396	58,424,449	4,708,604	100,757,762
Shares redeemed	(590,237)	(14,433,357)	(276,004)	(5,887,335)

Net increase	1,859,159	$43,991,092	4,432,600	$94,870,427

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,435,477	$35,483,876	1,334,358	$28,868,395
Shares issued upon reinvestment of dividends	13,193	319,667	4,460	93,525

	1,448,670	35,803,543	1,338,818	28,961,920
Shares redeemed	(930,560)	(22,627,479)	(2,656,193)	(55,305,981)

Net increase (decrease)	518,110	$13,176,064	(1,317,375)	$(26,344,061)

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	40,523,413	$599,634,622	19,022,485	$248,771,466
Shares issued upon reinvestment of dividends	121,911	1,793,340	172,753	2,164,593

	40,645,324	601,427,962	19,195,238	250,936,059
Shares redeemed	(5,748,378)	(84,673,697)	(6,733,420)	(87,480,052)

Net increase	34,896,946	$516,754,265	12,461,818	$163,456,007

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	13,439,479	$201,027,494	7,028,647	$90,915,148
Shares issued upon reinvestment of dividends	13,495	198,416	21,972	275,089

	13,452,974	201,225,910	7,050,619	91,190,237
Shares redeemed	(4,547,245)	(65,395,019)	(2,173,688)	(28,647,976)

Net increase	8,905,729	$135,830,891	4,876,931	$62,542,261

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

9. Capital Share Transactions (continued)

Transactions in capital stock for International Small Companies—Institutional Class were as follows for the periods indicated:

	Period From June 30, 2011 to October 31, 2011
	Shares	Amount
Shares sold	1,398,064	$15,339,181
Shares issued upon reinvestment of dividends	-	-

	1,398,064	15,339,181
Shares redeemed	(68,030)	(708,630)

Net increase	1,330,034	$14,630,551

Transactions in capital stock for International Small Companies—Investor Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,720,512	$31,885,145	674,027	$6,382,332
Shares issued upon reinvestment of dividends	3,951	43,816	3,719	34,099

	2,724,463	31,928,961	677,746	6,416,431
Shares redeemed	(1,147,689)	(12,905,747)	(84,148)	(774,124)

Net increase	1,576,774	$19,023,214	593,598	$5,642,307

Transactions in capital stock for Emerging Markets—Advisor Class were as follows for the periods indicated:
	Year End October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	10,415,119	$513,900,199	12,042,181	$529,347,127
Shares issued upon reinvestment of dividends	148,894	7,482,325	106,476	4,437,332

	10,564,013	521,382,524	12,148,657	533,784,459
Shares redeemed	(14,243,856)	(688,295,547)	(9,846,530)	(428,112,438)

Net increase (decrease)	(3,679,843)	$(166,913,023)	2,302,127	$105,672,021

Transactions in capital stock for Frontier Emerging Markets—Institutional Class were as follows for the periods indicated:
	Year Ended October 31, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	11,007,881	$84,190,248	7,681,583	$55,027,776
Shares issued upon reinvestment of dividends	14,576	113,054	6,777	42,693

	11,022,457	84,303,302	7,688,360	55,070,469
Shares redeemed	(4,506,525)	(32,853,959)	(169,494)	(1,201,661)

Net increase	6,515,932	$51,449,343	7,518,866	$53,868,808

Transactions in capital stock for Frontier Emerging Markets—Investor Class were as follows for the periods indicated:
	Period From December 31, 2010 to October 31, 2011
	Shares	Amount
Shares sold	197,456	$1,441,038
Shares issued upon reinvestment of dividends	-	-

	197,456	1,441,038
Shares redeemed	(10,348)	(73,004)

Net increase	187,108	$1,368,034

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

9. Capital Share Transactions (continued)

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended October 31, 2011, Institutional Class of Global Equity, Advisor Class of Global Equity, Institutional Class of International Equity, Investor Class of International Equity, Institutional Class of International Small Companies, Investor Class of International Small Companies, Emerging Markets, Institutional Class of Frontier Emerging Markets, and Investor Class of Frontier Emerging Markets received $1,922, $20,283, $109,344, $56,300, $1,933, $7,507, $236,079, $13,350 and $595, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

For the period ended October 31, 2010, Institutional Class of Global Equity, Advisor Class of Global Equity, Institutional Class of International Equity, Investor Class of International Equity, Investor Class of International Small Companies, Emerging Markets, and Institutional Class of Frontier Emerging Markets received $219,316, $2,461, $41,527, $33,275, $267, $172,841, and $2,717, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

10. Concentration of Ownership

At October 31, 2011, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	53.48	% *
International Equity	2	36.15	% *
International Small Companies	2	61.65	% *
Emerging Markets	3	81.23	% *
Frontier Emerging Markets	2	51.77	% *
*Represents omnibus position of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

11. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At October 31, 2011, the Portfolio’s investment in the Banking industry amounted to 29.1% of net assets.

12. Line of Credit

The Fund has a $50 million line of credit agreement with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended October 31, 2011 International Small Companies Portfolio had an outstanding balance on four days with a maximum balance of $300,000 at an average weighted interest rate of 1.75%, Emerging Markets Portfolio had an outstanding balance on two days with a maximum balance of $3,400,000 at an average weighted interest rate of 1.75% and Frontier Emerging Markets Portfolio had an outstanding balance on four days with a maximum balance of $800,000 at an average weighted interest rate of 1.75%.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2011

13. Recently Issued Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

14. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

The Shareholders of the Advisor and Investor Classes and Board of Directors

Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio) (collectively the Portfolios) as of October 31, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S.generally accepted accounting principles.

/s/ KPMG LLP
Chicago, Illinois
December 21, 2011

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

During the year ended October 31, 2011, none of the Portfolios designated a percentage of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, International Small Companies, Emerging Markets, and Frontier Emerging Markets paid qualifying foreign taxes of $1,471,039, $90,188, $2,626,726, and $157,268, and earned $11,742,608, $472,013, $17,611,181, and $1,156,662 from foreign source income during the year ended October 31, 2011, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, International Small Companies, Emerging Markets, and Frontier Emerging Markets designated $0.0171, $0.0215, $0.0701, and $0.0100 per share as foreign taxes paid and $0.1368, $0.1125, $0.4697, and $0.0738 as income earned from foreign sources for the year ended October 31, 2011, respectively.

Global Equity, International Equity, International Small Companies, Emerging Markets, and Frontier Emerging Markets had qualifying dividend income of $2,435,776, $17,903,172, $661,273, $34,031,910, and $1,593,763 respectively during the year ended October 31, 2011.

Pursuant to Section 852 of the Internal Revenue Code, Global Equity and International Equity designated $2,083,271 and $3,133,641, respectively, as long term capital gain dividends for the year ended October 31, 2011.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Approval of Investment Advisory Agreement

At an in person meeting of the board of directors (the “Board”) of Harding, Loevner Funds, Inc. (the “Fund”) held on June 7, 2011 (the “June Meeting”), the Board, including a majority of those directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), and Harding Loevner LP (the “Adviser”).

Overview of the Review Process

Prior to the June Meeting, the Board requested, and the Adviser furnished, materials that the Board believed necessary to evaluate the terms of the Advisory Agreement, including information on, among other things: (i) the investment performance, expenses and advisory fees of each Portfolio relative to other mutual funds and benchmark indices, as set forth in reports prepared by Strategic Insight, a third party fund tracking organization engaged as part of the contract review process (the “Strategic Insight Reports”); (ii) the Adviser’s profitability and costs; (iii) the qualifications of the Adviser and portfolio management personnel with respect to services provided to the Portfolios; and (iv) the Adviser’s investment research capabilities and resources.

The Board established a sub-committee comprised of three Independent Directors (the “Committee”) to conduct a preliminary review of these materials, to assist the Board in its deliberations, and to liase with the Adviser. The Committee reviewed the materials; discussed the materials during telephonic and in person meetings with representatives of the Adviser; and requested and received supplemental information and analysis from the Adviser. Following the Committee’s review, the Adviser distributed revised and supplemental materials in final form to the full Board. The Board also received and considered a memorandum regarding the Board’s responsibilities in connection with renewal of the Advisory Agreement prepared by the legal counsel to the Independent Directors (“Independent Counsel”). Independent Counsel assisted the Independent Directors throughout the preparation, review and approval process.

At the June Meeting, the Board considered and discussed the materials and additional information presented by the Adviser. During the presentation, the Adviser expanded on those materials and responded to specific questions from the Board. Following the presentation, the Independent Directors met in executive session with Independent Counsel to further review and discuss the information presented during the meeting.

In its consideration of the continuance of the Advisory Agreement with respect to each Portfolio, the Board considered various factors discussed below. The following discussion is not intended to be all-inclusive, as the Board reviewed a variety of factors and considered a significant amount of information. The Board’s approval determinations were made on the basis of each director’s business judgment after consideration of all the information presented. Individual directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Services

The Board evaluated such information as it deemed necessary to assess the nature, extent and quality of investment advisory services provided to the Portfolios by the Adviser. The Board also considered the nature, extent and quality of certain non-advisory services provided to the Portfolios by the Adviser, including administrative, distribution, shareholder servicing, trading and the resources devoted to, and the record of compliance with, each Portfolio’s compliance policies and procedures. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Adviser concerning the management of each Portfolio’s affairs and the Adviser’s role in coordinating providers of other services to the Portfolios. The Board’s evaluation of the services provided by the Adviser took into account the Board’s historical knowledge and familiarity with the scope and quality of the Adviser’s investment management and other capabilities and the quality of its administrative and other services.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services (continued)

The Adviser presented and discussed with the Board the qualifications, backgrounds and responsibilities of the Adviser’s management team and information regarding the portfolio managers for each Portfolio. The Board evaluated the ability of the Adviser to attract and retain qualified investment advisory and non-advisory personnel and engaged in a discussion with the Adviser regarding its recruitment, retention and professional development programs and strategies.

The Board also considered the adequacy of the financial and operational resources committed to each Portfolio by the Adviser, and how well the Adviser utilizes those resources to meet the Portfolio’s investment needs; to implement asset growth strategies; and to satisfy compliance requirements. The Board recognized that the Adviser reports to the Board regularly and that at each regular meeting the Board receives a detailed report on each Portfolio’s performance, asset levels and asset flows. It was also noted that the Adviser had approximately $13.8 billion in assets under management as of March 31, 2011, and that it was an affiliate of Affiliated Managers Group, an established global asset management company.

The Board considered annual and periodic reports of the Chief Compliance Officer of the Fund (the “CCO”) with respect to the effectiveness and adequacy of the Adviser’s compliance program and the compliance programs of the Fund’s other service providers. The Board noted the CCO’s determination that the Adviser’s and the other service providers’ compliance programs are reasonably designed to prevent violations of the federal securities laws.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services historically provided and to be provided to each Portfolio under the Advisory Agreement.

Performance of the Adviser

For each Portfolio, the Board considered, among other things, the historical performance year to date as of March 31, 2011 and for the one-year, three-year, five-year and ten-year periods (or shorter for newer Portfolios) included in the Strategic Insight Report, including comparisons against each Portfolio’s Morningstar Category and benchmark indices. In reviewing each Portfolio’s performance information, the Board took into consideration the recent extraordinary market volatility, the effects of these events on each Portfolio’s performance, as well as the market conditions in which the Adviser’s investment strategies may underperform. The Board’s specific considerations with respect to each Portfolio’s performance are discussed under “Portfolio Specific Considerations” below.

In addition, the Board reviewed the Investment Adviser’s investment philosophy and its influence on the management of the Portfolios. The Board noted the Adviser’s bottom-up, business-focused approach based on a study of individual companies and the competitive dynamics of the global industries in which those companies participate. In evaluating the investment performance of the Portfolios, the Board acknowledged that the relatively longer holding periods associated with the Adviser’s investment style may result in underperformance during periods of short term volatility, but often produces outperformance over longer time periods.

Based on these considerations, the Board concluded that each Portfolio’s performance was reasonable.

Costs of the Services and Profitability of the Adviser

The Board considered information regarding the Adviser’s costs to provide investment management services to the Portfolios and the profitability to the Adviser from managing the Portfolios. In evaluating the Adviser’s profitability, the Board considered the Adviser’s profitability analysis for calendar years 2009 and 2010; each Portfolio’s expense ratio; and the Adviser’s contractual fee waivers and expense reimbursements with respect to each Portfolio. The Board considered profitability on a Portfolio-by-Portfolio basis, focusing on the Adviser’s profit without taking into account those costs borne by the Adviser with respect to its efforts to expand the Portfolios’ shareholder base. The Board noted that the Adviser did not earn a profit on the Frontier Emerging Markets Portfolio and International Small Companies Portfolio; rather, the Adviser subsidized those Portfolios through fee waivers. The Board took note of the Adviser’s expectation that it would incur additional costs relating to current and planned increases in personnel and office space, and investment in new information systems intended to assure the continued delivery of high-quality services to its clients, including the Portfolios. The Board noted that future profitability to the Adviser would depend on the growth of assets under management.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Costs of the Services and Profitability of the Adviser (continued)

Based upon these considerations, the Board concluded that the profits historically realized by the Adviser and anticipated to be realized from its continued relationship with the Portfolios would not be excessive in light of the nature, extent and quality of the services provided to the Portfolios.

Comparison of Fees and Services Provided by the Adviser

The Board considered the contractual advisory fees that are payable by the Portfolios to the Adviser. The Board also reviewed and considered actual investment advisory fees realized by the Adviser taking into account the fee waiver and/or expense reimbursement arrangements for each Portfolio. In addition, the Board considered the Strategic Insight Report, which included information comparing each Portfolio’s management fee and overall expenses with those of funds in a group of peer funds selected by Strategic Insight (the “Expense Group”).

The Board noted that, in general, the operating expenses of each Portfolio, with the exception of Frontier Emerging Markets and International Small Companies Portfolio, were below the median of their respective Expense Groups and Morningstar Category-derived universe (the “Expense Universe”). The Board also noted that each Portfolio’s total expense ratio, after waiver of advisory fees and reimbursement of expenses, was at or below its respective Expense Group median calculated by Strategic Insight, and each Portfolio’s advisory fees after waivers was within the range of those of the funds in its peer group, as calculated by Strategic Insight. A discussion of the Board’s considerations with respect to each Portfolio’s fees is set forth below under “Portfolio Specific Considerations”.

At the Board’s request, the Adviser also provided information on the fees charged and services provided to the Portfolios compared with private accounts with similar investment strategies managed by the Adviser. The Board took note of the fact that no current shareholder could achieve a lower net advisory fee if it opened a separate account with the Adviser. The Board noted that the Adviser’s private account clients require fewer services from the Adviser. The Board acknowledged that unlike the Portfolios, private account clients do not require the Adviser to participate in internal corporate governance matters, deliver services to potential end-clients, supervise third-party vendors, or devote its own resources toward expanding the shareholder base, nor do they require the same degree of compliance monitoring due to their differing regulatory framework. Further, the Board noted that the Adviser incurs no out-of-pocket expenses or business risk in connection with services provided to the private accounts, unlike the Portfolios. The Board additionally noted that some institutional investors investing in the Portfolios as a result of RFP processes, that are familiar with the competitive marketplace, have indicated that they perceive the advisory fees charged by the Adviser to be reasonable.

Based on these considerations, the Board concluded that each Portfolio’s expense ratio is reasonable.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolios’ assets grow; whether there is potential for realization of any further economies of scale for the Portfolios; and considered whether economies of scale were being passed along to the shareholders. The Board noted that to the extent a Portfolio’s assets have increased over time, it has realized economies of scale as certain expenses become a smaller percentage of overall assets. The Board also took into account that the Advisory Agreement provides for a flat fee that could impact realization of economies of scale. In this regard, the Board noted that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders.

The Board considered that other aspects of the Portfolios’ investment strategies may limit the realization of economies of scale, including a particular strategy’s universe of issuers, applicable trading volumes or markets, or the Adviser’s selection criteria. The Board also took note of the Adviser’s plans for marketing and distributing the various Portfolios and to pay for the associated expenses out of its own profits, through revenue sharing payments.

Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale currently are and will be shared for the benefit of the Portfolio’s shareholders.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Other Benefits

The Board considered other benefits derived or to be derived by the Adviser from the relationship with the Portfolios. In this regard, the Board considered the Adviser may benefit from its relationship with the Portfolios in the following ways: (i) separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute; (ii) the Adviser may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser’s name; and (iii) the Adviser’s ability to market to shareholders other financial products offered by the Adviser may be enhanced. The Board also considered that the Adviser benefits from the receipt of research services obtained through “soft dollars” in connection with Portfolio brokerage transactions. The Board also considered the extent to which the Adviser and its other clients, as well as the Portfolios, benefitted from receipt of these research products and services. In light of the costs of providing investment management, administrative and other services to the Portfolios and the Adviser’s ongoing commitment to the Portfolios, the profits and other ancillary benefits that the Adviser may receive were considered reasonable.

Portfolio Specific Considerations

(Note: The following discussion reflects the considerations undertaken by the Board at its June Meeting, and should be read in conjunction with the updated information provided below, under “Approval of Amendments to Advisory Agreement.”)

In considering whether to approve the renewal of the Advisory Agreement for each Portfolio, the Board considered the following data included in the Strategic Insight Report.

Global Equity Portfolio

Portfolio Performance. The Global Equity Portfolio outperformed its MSCI All-Country World Index benchmark and Morningstar Category for the three-year, five-year and ten-year periods.

Management Fees and Expense Ratio. In considering the fees payable under the Advisory Agreement by the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net management fee and net operating expense are below median for both the Expense Group and Expense Universe.

International Equity Portfolio

Portfolio Performance. The International Equity Portfolio outperformed its MSCI All-Country World ex-US benchmark and Morningstar Category for the one-year, three-year and five-year periods.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net advisory fee and net operating expense are below median for both the Expense Group and Expense Universe.

Emerging Markets Portfolio

Portfolio Performance. The Emerging Markets Portfolio has underperformed its MSCI Emerging Markets benchmark for the one-year, three-year, five-year and ten-year periods. Similarly, the Emerging Markets Portfolio underperformed versus its Morningstar Category during each of the one-year, three-year and five-year periods. The Adviser presented the Board with detailed information regarding factors contributing to the underperformance and steps taken to address challenges.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Emerging Markets Portfolio (continued)

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is above the median for the Expense Group and the Expense Universe, and that the net operating expenses for the Portfolio are below the Expense Group and Expense Universe.

Institutional Emerging Markets Portfolio

Portfolio Performance. The Adviser advised the Board that the Institutional Emerging Markets Portfolio is managed to the same model as the Emerging Markets Portfolio and therefore its performance has tracked closely that of the Emerging Markets Portfolio.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the net advisory fee is above the median for the Expense Group and Expense Universe, and that the net operating expenses are below the median for the Expense Group and Expense Universe.

Frontier Emerging Markets Portfolio

Portfolio Performance. The Frontier Emerging Markets Portfolio outperformed its MSCI Frontier Markets benchmark year-to-date and for the one-year period. The Board noted that the Portfolio does not yet have a three-year performance record. The Board further noted the Adviser’s statement that the Portfolio does not have a relevant peer group for performance comparison purposes because there is currently no Morningstar category of funds that invest primarily in frontier markets or the smallest emerging markets. The Board therefore took into account that the Strategic Insight report was of very limited utility for evaluating performance.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is above median for the Expense Group and Expense Universe, and that net operating expenses are also above the median for the Expense Group and Expense Universe. The Board noted that the above median ranking for net operating expenses was due to the Portfolio’s small asset size and the substantial additional expenses associated with this type of specialty offering that are not common to emerging market funds generally.

International Small Companies Portfolio

Portfolio Performance. The International Small Companies Portfolio outperformed its MSCI All-Country World ex-US Small Cap Index benchmark and its Morningstar Category for the year-to-date and in the one-year and three-year periods.

Management Fees and Expense Ratio. In considering the fees payable by the Portfolio under the Advisory Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratio to be borne by shareholders) of the Portfolio, as compared to its Expense Group, including that the Portfolio’s net advisory fee is negative (and therefore below the median for the Expense Group and the Expense Universe), and that net operating expenses are above the median ranking for the Expense Group and the Expense Universe.

Harding, Loevner Funds, Inc.

Approval of Investment Advisory Agreement

(unaudited)

Conclusion

Following extensive discussion, both in general session and in executive session of the Independent Directors meeting alone with Independent Counsel, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the Advisory Agreement. The Board, including a majority of the Independent Directors, concluded with respect to each Portfolio that the fees to be paid by the Portfolio were reasonable in light of the nature, extent and quality of the services to be provided by the Adviser to each Portfolio, the Adviser’s costs, and each Portfolio’s current and reasonably foreseeable asset levels.

In light of all the foregoing, the Board, and separately, a majority of the Independent Directors, approved the continuance of the Advisory Agreement for each Portfolio. The Board’s decision was based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each director not necessarily attributing the same weight to each factor.

Approval of Amendments to Advisory Agreement

At an in-person meeting of the Board of the Fund held on September 16, 2011, the Board, including a majority of the Independent Directors, considered and approved amendments to the Advisory Agreement between the Fund on behalf of the Portfolios and the Adviser that would (i) reduce each Portfolio’s contractual advisory fee by 0.02% of average daily net assets on assets above $1 billion, (ii) reduce the contractual advisory fee of the Emerging Markets Portfolio and the Institutional Emerging Markets Portfolio by 0.08% of average daily net assets; and (iii) reduce the contractual advisory fee of the Global Equity Portfolio by 0.05% of average daily net assets.

In considering the amendments to the Advisory Agreement, the Board reviewed the materials furnished by the Adviser for the June Meeting, as well as additional material regarding the impact of the proposed amendments on the total expense ratio of each Portfolio and each Portfolio’s current total expense ratio relative to its peer group and category universe (both as determined by Strategic Insight). In approving the amendments to the Advisory Agreement, the Board determined that there would be no impact to the nature, quality or extent of the services provided to the Portfolios, and that the proposed amendments would benefit the shareholders of the Portfolios.

Harding, Loevner Funds, Inc.

Privacy Notice

(unaudited)

HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

•

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

•	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 70	Director	Indefinite; Director since 2008; Chairperson of the Audit Committee since 2009	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002 – present); Hewitt Associates, LLC (part time) (provider of retirement and investment education seminars) (2000 – 2009)	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 Portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios); Director, Mutual Fund Directors Forum , Inc.; Director, Sarasota Memorial Healthcare Foundation, Inc.

R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999 – present.	6	Morristown Memorial Hospital; The Peck School

Charles Freeman c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 47	Director	Indefinite; Director since 2008	PepsiCo, Vice President, Global Public Policy and Government Relations, 2011-present; Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – 2011; China Alliance (legal and government relations group), Managing Director, 2005 – 2007.	6	None

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Disinterested Directors (continued):

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Jane A. Freeman c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 58	Director	Indefinite; Director since 1996; Lead Independent Director since 2008; Member of the Audit Committee since 2010	Consultant, 2008-present; Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 1999 –2008	6	Russell Exchange Trades Funds Trust, Chair, Audit Committee, 2011- present; Taproot Foundation (Non-Profit), Director, 2010-present

Samuel R. Karetsky c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 66	Director	Indefinite; Director since 1998; Member of the Audit Committee since 1998	The Karetsky Group LLC (Advisory Firm), Managing Member, 2003 - present; Wetherby Asset Management, Wealth Manager, 2004 –present.	6	None

Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (33 portfolios)

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner** Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 57	Director, President and Chairman of the Board of Directors	Indefinite; Director, President and Chairman of the Board since 1996	Harding Loevner LP, President and Chief Executive Officer 1989 – present; Parks Tenn Corp. (real estate), President, 2001 - present.	6	Director, Harding, Loevner Funds, plc (4 portfolios)

Jennifer M. Borggaard** Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 42	Director	Indefinite; Director Since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007.	6	Beautel, Goodman & Company LTD; Genesis Asset Managers, LLP- Member of the Governing Board; Montrusco Bolton Investments Inc.; Arrow Bidco Ltd.

* Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**David R. Loevner is considered an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of Harding Loevner LP, the Fund’s investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

The Funds’ Statement of Additional Information contains additional information about the Directors and is available upon request and without charge by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served¿	Principal Occupation During Past Five Years
Richard Reiter Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 45	Vice President	1 year; since 2007	Harding Loevner LP, Chief Operating Officer, 1996 – present.

Susan Mosher Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 56	Chief Compliance Officer of the Funds	1 year; since 2010	Foreside Compliance Services, LLC, Head of Compliance Services, 2009 – present; Coast Asset Management, LLC, Chief Compliance Officer, 2007 – 2009; Harding, Loevner Funds, Inc., Anti-Money Laundering Officer, 2005 – 2007; Harding, Loevner Funds, Inc., Chief Compliance Officer, 2004 – 2007; Investors Bank & Trust Company, Senior Director and Chief Counsel/Director, 1995 – 2007.

Charles S. Todd Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 40	Chief Financial Officer and Treasurer	1 year; since 2010	Foreside Management Services, LLC, Director/Treasurer and Principal Financial Officer, 2008 – Present; JPMorgan Investor Services Co., Vice President within the Fund Administration Department, formerly serving as Assistant Vice President, 2000 – 2008.

Patrick Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age, 47	Anti-Money Laundering Compliance Officer	1 year; since 2010	Foreside Compliance Services, LLC, Director, 2008 – present; Citi Fund Services Ohio, Inc., Vice President, 2005 – 2008.

Thomas A. Dula The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 37	Assistant Treasurer	1 year; since 2010	The Northern Trust Company, Vice President and Client Service Delivery Manager, 2010 – present, Relationship Manager, 2009 –2010, and Institutional Trust Account Administrator, 2004 - 2009.

Owen T. Meacham The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 Age, 40	Secretary	1 year; since 2010	The Northern Trust Company, Vice President and Senior Regulatory Administration Attorney, 2007 - present; ABN AMRO Asset Management, Product Strategy and Development Manager, 2005 – 2007.

Puran Dulani Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 53	Assistant Treasurer	1 year; since 2010	Harding Loevner LP, Chief of Operations and Accounting, 2002 – present.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund (continued)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Lori M. Renzulli Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 Age, 45	Assistant Secretary	1 year; since 2008	Harding Loevner LP, Vice President, Chief Counsel, Secretary and Chief Compliance Officer, 2011 – present; Chief Counsel, Secretary and Chief Compliance Officer, 2006 - 2010; MetLife, Director, Corporate Ethics and Compliance, 2006 .

¿ Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

Harding, Loevner Funds, Inc.

Officers and Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Investment Advisor

Harding Loevner LP
400 Crossing Blvd, Fourth Floor
Bridgewater, NJ 08807

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Independent Registered Accounting Firm

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Fundamental. Thinking. Worldwide.

(877) 435-8105
www.HardingLoevnerFunds.com

Item 2. Code of Ethics.

As of October 31, 2011, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer. For the fiscal year ended October 31, 2011, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the following members of the Audit Committee are audit committee financial experts and independent: William Chapman and Jane Freeman.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $136,030 in 2011 and $140,070 in 2010.

(b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG LLP that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG LLP for the review of domestic tax returns was $42,000 in 2011 and $39,000 in 2010.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG LLP, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

A copy of the Audit Committee’s Pre-Approval Policies and Procedures is filed with this Form N-CSR under Item 12(c).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers Pursuant to the Sarbanes-Oxley Act of 2002 is attached.

(a)(2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

(c) Audit Committee Pre-Approval Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Richard T. Reiter
Richard T. Reiter, President

Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard T. Reiter
Richard T. Reiter, President

Date: January 5, 2012

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer and Chief Financial Officer

Date: January 5, 2012